UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: October 31

Date of Reporting Period: May 1, 2009 – July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Jackson FundsSM (Unaudited)
Schedules of Investments
July 31, 2009

Jackson Perspective 5 Fund
COMMON STOCKS - 104.5%
CONSUMER DISCRETIONARY - 16.0%	Shares/Par (p)	Value
AutoZone Inc. (b)	2,437	$ 374,250
Barnes & Noble Inc. (e)	7,695	177,216
Black & Decker Corp.	5,835	219,396
Buffalo Wild Wings Inc. (b)	1,231	49,671
Capella Education Co. (b) (e)	1,092	70,281
CEC Entertainment Inc. (b)	1,474	42,997
Fortune Brands Inc.	5,819	230,258
Fred's Inc.	2,619	35,304
Fuel Systems Solutions Inc. (b) (e)	1,037	26,008
HOT Topic Inc. (b) (e)	3,036	23,468
International Game Technology	15,672	309,522
ITV Plc	653,360	439,291
Ladbrokes Plc	93,133	273,033
Limited Brands Inc.	17,955	232,338
Lincoln Educational Services Corp. (b) (e)	1,857	37,809
Mattel Inc.	11,668	205,123
Monro Muffler Inc.	1,342	35,684
National Presto Industries Inc.	467	37,528
Newell Rubbermaid Inc.	24,464	314,852
Papa John's International Inc. (b)	1,806	45,890
Peets Coffee & Tea Inc. (b)	895	24,586
PetMed Express Inc.	1,541	28,601
Regal Entertainment Group - Class A	13,477	167,654
Steven Madden Ltd. (b)	1,137	36,452
Whirlpool Corp. (e)	6,221	355,156
		3,792,368
CONSUMER STAPLES - 8.8%
Archer-Daniels-Midland Co.	12,964	390,476
Cal-Maine Foods Inc. (e)	1,456	42,850
Diamond Foods Inc.	1,068	30,118
Green Mountain Coffee Roasters Inc. (b) (e)	2,481	174,762
J&J Snack Foods Corp.	1,197	51,878
Kraft Foods Inc. - Class A	25,157	712,949
Lance Inc.	2,099	53,189
Nash Finch Co.	905	27,784
Philip Morris International Inc.	4,124	192,178
TreeHouse Foods Inc. (b)	2,066	67,042
Wal-Mart Stores Inc.	7,016	349,957
		2,093,183
ENERGY - 4.0%
Clayton Williams Energy Inc. (b)	718	13,843
Overseas Shipholding Group Inc.	5,339	183,395
PetroChina Co. Ltd.	322,000	382,658
Spectra Energy Corp.	10,613	194,855

Teekay Corp.	8,744	155,643
VAALCO Energy Inc.	3,834	16,984
		947,378
FINANCIALS - 18.9%
3i Group Plc	80,829	369,620
American Express Co. (e)	47,592	1,348,281
Amerisafe Inc. (b)	1,212	20,156
Bank of Communications Co. Ltd.	377,000	464,072
BOC Hong Kong Holdings Ltd.	227,000	483,873
Capstead Mortgage Corp.	4,116	54,990
Chemical Financial Corp.	1,634	35,507
Citizens Inc. (b) (e)	2,936	20,611
CNA Surety Corp. (b)	2,847	44,755
Community Bank System Inc.	2,183	39,578
Crawford & Co. - Class B (b)	1,546	7,498
EZCORP Inc. - Class A (b)	2,977	37,659
First Financial Bankshares Inc.	1,357	71,473
Home Bancshares Inc.	1,376	29,942
Investors Real Estate Trust	4,093	38,106
Man Group Plc	94,087	434,962
Navigators Group Inc. (b)	1,089	53,699
NBT Bancorp Inc.	2,105	48,289
New World Development Ltd.	252,000	601,545
Ocwen Financial Corp. (b)	4,087	58,240
Republic Bancorp Inc. - Class A	1,312	31,632
Stifel Financial Corp. (b)	1,734	86,579
SWS Group Inc.	1,940	26,694
Tower Group Inc.	2,624	65,520
Urstadt Biddle Properties Inc. - Class A	1,103	16,974
		4,490,255
HEALTH CARE - 12.4%
Alliance HealthCare Services Inc. (b)	3,209	15,820
Bristol-Myers Squibb Co.	7,493	162,898
Cantel Medical Corp. (b)	1,167	18,077
Centene Corp. (b)	2,947	56,907
Computer Programs & Systems Inc.	707	27,538
Express Scripts Inc. (b)	6,827	478,163
Gentiva Health Services Inc. (b)	1,896	40,347
Greatbatch Inc. (b) (e)	1,456	32,090
Hanger Orthopedic Group Inc. (b)	1,915	26,274
HMS Holdings Corp. (b)	1,674	64,282
ICU Medical Inc. (b)	1,019	39,670
Kindred Healthcare Inc. (b)	2,546	35,746
Landauer Inc.	630	42,160
LHC Group Inc. (b)	1,298	38,096
Medco Health Solutions Inc. (b)	8,455	446,931
Merck & Co. Inc.	14,280	428,543
Merit Medical Systems Inc. (b)	1,913	34,989
Neogen Corp. (b)	1,039	30,276
Odyssey HealthCare Inc. (b)	2,035	23,708

Pfizer Inc.	46,571	741,876
PSS World Medical Inc. (b)	4,098	82,821
RehabCare Group Inc. (b)	1,138	27,380
SXC Health Solutions Corp. (b)	1,663	49,157
		2,943,749
INDUSTRIALS - 18.8%
AeroVironment Inc. (b)	1,348	38,337
Allegiant Travel Co. (b) (e)	1,331	57,646
American Ecology Corp.	1,193	19,482
American Science & Engineering Inc.	581	40,525
Applied Signal Technology Inc.	910	22,750
Argon ST Inc. (b)	1,358	25,951
Avery Dennison Corp.	6,852	183,154
Axsys Technologies Inc. (b)	724	38,857
Badger Meter Inc. (e)	993	36,592
Beacon Roofing Supply Inc. (b)	2,885	48,381
Boeing Co.	10,909	468,105
Caterpillar Inc. (e)	13,954	614,813
CBIZ Inc. (b)	4,137	27,056
CH Robinson Worldwide Inc.	8,283	451,672
Citic Pacific Ltd.	220,000	627,351
CNH Global NV (b) (e)	18,939	332,758
ESCO Technologies Inc. (b)	1,780	73,140
General Electric Co.	67,385	902,959
Hawaiian Holdings Inc. (b)	3,282	20,972
ICF International Inc. (b)	1,054	27,299
Marten Transport Ltd. (b)	1,557	27,465
Navigant Consulting Inc. (b)	3,398	40,436
Old Dominion Freight Line Inc. (b) (e)	2,538	90,429
Pitney Bowes Inc.	7,161	147,875
Stanley Inc. (b)	1,563	48,047
Sykes Enterprises Inc. (b)	2,760	54,924
		4,466,976
INFORMATION TECHNOLOGY - 2.8%
AsiaInfo Holdings Inc. (b)	3,158	60,855
CyberSource Corp. (b)	4,637	80,406
EMS Technologies Inc. (b)	967	21,274
EPIQ Systems Inc. (b) (e)	2,463	39,531
Integral Systems Inc. (b)	1,037	7,446
MAXIMUS Inc.	1,152	49,098
Multi-Fineline Electronix Inc. (b)	1,648	37,558
NCI Inc. (b)	492	15,591
Pegasystems Inc.	2,427	68,684
STMicroelectronics NV - NYS	31,047	235,647
Tyler Technologies Inc. (b) (e)	2,461	37,899
		653,989
MATERIALS - 10.2%
Balchem Corp.	1,256	34,854
Calgon Carbon Corp. (b)	3,586	45,435
Dow Chemical Co.	19,308	408,750

Eastman Chemical Co.	6,722	333,815
EI Du Pont de Nemours & Co.	30,576	945,716
Olin Corp.	13,216	182,249
PPG Industries Inc.	4,455	245,025
RPM International Inc.	12,736	203,266
Stepan Co.	605	27,091
		2,426,201
TELECOMMUNICATION SERVICES - 6.0%
AT&T Inc.	14,536	381,279
BCE Inc.	7,045	162,317
Centennial Communications Corp. (b)	7,373	56,551
Shenandoah Telecommunications Co.	1,487	30,275
TELUS Corp.	5,448	149,384
Verizon Communications Inc.	12,117	388,592
Vodafone Group Plc	129,045	264,497
		1,432,895
UTILITIES - 6.6%
American States Water Co.	1,114	40,494
California Water Service Group	1,340	50,746
CH Energy Group Inc.	1,050	51,965
Consolidated Edison Inc.	9,541	375,534
FPL Group Inc.	7,562	428,539
Laclede Group Inc.	1,437	48,240
MGE Energy Inc.	1,456	52,227
NorthWestern Corp.	2,341	56,652
UniSource Energy Corp.	2,450	67,620
Xcel Energy Inc.	19,481	388,450
		1,560,467

Total Common Stocks (cost $20,631,107)		24,807,461

SHORT TERM INVESTMENTS - 7.8%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.19% (a) (g)	76,881	76,881

Securities Lending Collateral -7.5%
BNY Mellon SL DBT II Liquidating Fund, 0.69% (a) (g)	1,623,864	1,588,301
BNY Mellon Securities Lending Overnight Fund, 0.36% (a) (g)	185,614	185,614
Mellon GSL Reinvestment Trust II (a) (d) (f) (n)	72,345	-
		1,773,915

Total Short Term Investments (cost $1,958,704)		1,850,796

Total Investments - 112.3% (cost $22,589,811)		26,658,257
Other Assets and Liabilities, Net - (12.3%)		(2,910,292)
Total Net Assets - 100%		$ 23,747,965

Jackson Perspective Index 5 Fund
COMMON STOCKS - 81.6%

CONSUMER DISCRETIONARY - 9.9%
99 Cents Only Stores (b) (e)	1,172	$ 17,170
Aaron's Inc. (e)	561	15,411
Abercrombie & Fitch Co. - Class A (e)	121	3,459
Accor SA	162	6,915
Adidas AG	259	10,945
Advance Auto Parts Inc.	1,040	48,079
Aeropostale Inc. (b) (e)	717	26,099
AFC Enterprises Inc. (b)	441	3,277
Aisin Seiki Co. Ltd.	200	5,147
Amazon.com Inc. (b)	336	28,815
Ambassadors Group Inc.	257	3,981
American Apparel Inc. (b) (e)	905	3,475
American Axle & Manufacturing Holdings Inc. (e)	406	893
American Eagle Outfitters Inc.	2,231	32,104
American Greetings Corp.	1,028	16,212
American Public Education Inc. (b)	134	4,740
America's Car-Mart Inc. (b)	252	5,511
Amerigon Inc. (b)	402	3,381
Ameristar Casinos Inc.	254	4,747
AnnTaylor Stores Corp. (b) (e)	1,305	15,751
Apollo Group Inc. - Class A (b)	114	7,871
Arbitron Inc.	236	3,842
ArvinMeritor Inc.	1,677	12,141
Asbury Automotive Group Inc. (b)	437	6,114
AutoZone Inc. (b)	40	6,143
Bally Technologies Inc. (b)	634	22,957
Barnes & Noble Inc. (e)	496	11,423
Bayerische Motoren Werke AG (e)	380	17,564
Beazer Homes USA Inc. (b) (e)	656	2,112
Bebe Stores Inc.	394	2,864
Bed Bath & Beyond Inc. (b)	300	10,425
Belo Corp.	1,756	5,040
Benesse Corp. (e)	200	8,666
Best Buy Co. Inc.	307	11,473
Big 5 Sporting Goods Corp.	273	3,549
Big Lots Inc. (b) (e)	102	2,350
BJ's Restaurants Inc. (b) (e)	243	3,907
Black & Decker Corp.	98	3,685
Blue Nile Inc. (b)	97	4,484
Bluegreen Corp. (b)	757	2,097
Bob Evans Farms Inc.	611	17,731
Borders Group Inc. (b)	1,042	4,137
BorgWarner Inc. (e)	1,274	42,284
Boyd Gaming Corp. (b)	617	5,670
Bridgestone Corp.	600	10,424
Brinker International Inc.	1,134	18,870
Brink's Home Security Holdings Inc. (b)	543	16,192
British Sky Broadcasting Group Plc	1,242	11,328
Brookfield Homes Corp. (b) (e)	407	2,291

Brown Shoe Co. Inc.	313	2,426
Brunswick Corp.	1,079	7,747
Buckle Inc.	265	8,199
Buffalo Wild Wings Inc. (b) (e)	294	11,863
Build-A-Bear Workshop Inc. (b) (e)	278	1,321
Burberry Group Plc	617	4,746
Cabela's Inc. - Class A (b) (e)	282	4,571
California Pizza Kitchen Inc. (b)	351	5,792
Callaway Golf Co.	1,616	10,294
Capella Education Co. (b) (e)	166	10,684
Career Education Corp. (b)	860	19,711
Carmax Inc. (b) (e)	2,392	38,583
Carnival Corp.	402	11,252
Carnival Plc	219	6,380
Carter's Inc. (b)	659	18,676
Casio Computer Co. Ltd. (e)	400	3,285
Cato Corp. - Class A	340	6,763
Cavco Industries Inc. (b)	362	12,391
CBS Corp. - Class B	685	5,610
CEC Entertainment Inc. (b)	273	7,963
Charlotte Russe Holding Inc. (b)	368	5,524
Charming Shoppes Inc. (b) (e)	1,513	7,308
Cheesecake Factory Inc. (b)	1,258	24,367
Chico's FAS Inc. (b)	1,863	21,369
Childrens Place Retail Stores Inc. (b) (e)	351	11,502
ChinaCast Education Corp. (b)	644	3,832
Chipotle Mexican Grill Inc. - Class A (b) (e)	343	32,184
Christian Dior SA	27	2,344
Christopher & Banks Corp.	418	3,311
Churchill Downs Inc.	183	6,863
Cinemark Holdings Inc.	493	5,467
Citi Trends Inc. (b)	225	6,570
CKE Restaurants Inc.	489	4,328
CKX Inc. (b)	665	4,788
Coach Inc.	292	8,640
Coinstar Inc. (b)	255	8,474
Coldwater Creek Inc. (b) (e)	1,334	9,792
Collective Brands Inc. (b) (e)	1,541	24,533
Columbia Sportswear Co.	140	4,957
Comcast Corp. - Class A	2,721	40,434
Compagnie Financiere Richemont SA	442	10,861
Compagnie Generale des Etablissements Michelin	134	9,676
Compass Group Plc	1,753	9,444
Cooper Tire & Rubber Co.	500	7,380
Core-Mark Holding Co. Inc. (b)	191	5,130
Corinthian Colleges Inc. (b) (e)	1,993	30,772
Cracker Barrel Old Country Store Inc.	290	8,369
Crocs Inc. (b) (e)	1,128	3,858
Crown Ltd.	791	4,962
CSS Industries Inc.	244	5,661

Daimler AG	961	44,474
Dana Holding Corp. (b)	1,017	3,570
Darden Restaurants Inc.	194	6,284
Deckers Outdoor Corp. (b)	130	8,789
Denny's Corp. (b)	1,656	3,825
Denso Corp.	600	17,723
Dentsu Inc. (e)	300	6,334
DeVry Inc.	63	3,134
Dick's Sporting Goods Inc. (b)	886	17,587
Dillard's Inc. - Class A (e)	641	6,801
DineEquity Inc. (e)	177	4,374
DirecTV Group Inc. (b) (e)	458	11,862
Dollar Tree Inc. (b)	982	45,290
Domino's Pizza Inc. (b)	526	4,324
Dorman Products Inc. (b)	346	5,664
DR Horton Inc.	343	3,975
DreamWorks Animation SKG Inc. (b)	793	24,987
Dress Barn Inc. (b) (e)	334	5,207
Drew Industries Inc. (b)	319	6,122
Drugstore.com Inc. (b)	3,126	7,096
Eastman Kodak Co. (e)	3,097	9,198
Electrolux AB - Class B (b)	390	7,296
Esprit Holdings Ltd. (e)	1,000	7,226
Ethan Allen Interiors Inc.	269	3,424
Exide Technologies (b)	912	4,441
Expedia Inc. (b)	320	6,627
Fairfax Media Ltd. (e)	2,475	3,053
Family Dollar Stores Inc.	157	4,933
Fiat SpA (b)	410	4,546
Finish Line - Class A	686	5,968
Foot Locker Inc.	1,895	20,997
Ford Motor Co. (b)	2,957	23,656
Fortune Brands Inc.	192	7,597
Fossil Inc. (b) (e)	1,074	28,289
Fred's Inc.	518	6,983
Fuel Systems Solutions Inc. (b) (e)	180	4,514
Fuji Heavy Industries Ltd.	1,000	4,037
Fuqi International Inc. (b)	166	4,019
Furniture Brands International Inc. (b) (e)	1,137	4,559
Gaiam Inc. (b)	288	1,443
GameStop Corp. - Class A (b)	210	4,597
Gannett Co. Inc. (e)	195	1,365
Gap Inc.	435	7,099
Gaylord Entertainment Co. (b)	324	4,623
Genesco Inc. (b) (e)	190	4,127
Gentex Corp.	1,483	22,201
Genuine Parts Co.	164	5,809
Goodyear Tire & Rubber Co. (b)	190	3,234
Group 1 Automotive Inc.	184	5,421
Guess? Inc.	741	21,541

Gymboree Corp. (b)	353	14,042
H&R Block Inc.	381	6,359
HanesBrands Inc. (b)	897	17,850
Harley-Davidson Inc. (e)	217	4,904
Harman International Industries Inc.	78	1,925
Harte-Hanks Inc.	979	10,593
Harvey Norman Holdings Ltd. (e)	2,604	7,143
Hasbro Inc.	67	1,776
Helen of Troy Ltd. (b)	220	4,785
Hennes & Mauritz AB - Class B	567	33,709
Hermes International SCA (e)	85	12,775
Hibbett Sports Inc. (b) (e)	266	4,897
Home Depot Inc.	1,599	41,478
Home Retail Group Plc	972	5,098
Honda Motor Co. Ltd.	1,800	58,018
HOT Topic Inc. (b) (e)	578	4,468
Hovnanian Enterprises Inc. - Class A (b) (e)	676	2,163
Iconix Brand Group Inc. (b)	402	7,043
Inditex SA	251	13,501
InterContinental Hotels Group Plc	276	3,131
International Game Technology	264	5,214
International Speedway Corp. - Class A	263	6,725
Interpublic Group of Cos. Inc. (b) (e)	606	3,157
Isetan Mitsukoshi Holdings Ltd. (e)	500	5,300
Isle of Capri Casinos Inc. (b)	293	3,484
Isuzu Motors Ltd.	1,000	1,786
ITT Educational Services Inc. (b) (e)	336	32,710
J Crew Group Inc. (b)	1,174	33,060
J.C. Penney Co. Inc.	169	5,095
Jack in the Box Inc. (b)	679	14,327
Jackson Hewitt Tax Service Inc.	238	1,440
Jakks Pacific Inc. (b) (e)	204	2,352
Jo-Ann Stores Inc. (b)	317	7,386
John Wiley & Sons Inc.	440	14,032
Johnson Controls Inc. (e)	630	16,304
Jones Apparel Group Inc.	899	12,370
Jos. A. Bank Clothiers Inc. (b)	131	4,793
Journal Communications Inc. - Class A	873	2,427
K12 Inc. (b) (e)	248	4,655
Kingfisher Plc	2,409	8,561
Knology Inc. (b)	472	4,059
Kohl's Corp. (b)	324	15,730
K-Swiss Inc. - Class A (e)	241	2,612
Lagardere SCA	239	8,927
Lamar Advertising Co. (b) (e)	837	17,610
Landry's Restaurants Inc. (b)	259	2,321
La-Z-Boy Inc.	1,060	7,176
Leggett & Platt Inc. (e)	66	1,145
Li & Fung Ltd.	4,000	11,793
Life Time Fitness Inc. (b)	861	21,912

Limited Brands Inc.	271	3,507
Live Nation Inc. (b)	517	3,019
Liz Claiborne Inc. (e)	1,785	5,641
LKQ Corp. (b)	1,720	30,857
Lowe's Cos. Inc.	1,528	34,319
Luby's Inc. (b)	1,075	4,891
Lululemon Athletica Inc. (b)	142	2,516
Lumber Liquidators Inc. (b) (e)	460	7,553
Luxottica Group SpA (b)	179	4,480
LVMH Moet Hennessy Louis Vuitton SA	234	21,108
M/I Homes Inc. (b)	442	5,803
Macy's Inc.	401	5,578
Maidenform Brands Inc. (b)	329	4,550
Makita Corp.	200	4,967
Marcus Corp.	331	4,184
Marks & Spencer Group Plc	1,204	6,954
Marriott International Inc. - Class A	302	6,507
Martha Stewart Living Omnimedia Inc. (b) (e)	356	1,225
Marvel Entertainment Inc. (b)	514	20,334
Mattel Inc.	372	6,540
Matthews International Corp. - Class A	675	21,101
McDonald's Corp.	1,054	58,033
McGraw-Hill Cos. Inc.	339	10,628
MDC Holdings Inc.	454	15,999
Mediacom Communications Corp. (b)	838	4,014
Mediaset SpA	1,301	7,867
Men's Wearhouse Inc.	641	13,852
Meritage Homes Corp. (b)	342	7,319
Midas Inc. (b)	339	3,346
Mitsubishi Motors Corp. (b) (e)	5,000	9,247
Modine Manufacturing Co.	490	3,749
Mohawk Industries Inc. (b) (e)	583	30,071
Monro Muffler Inc.	214	5,690
Movado Group Inc. (e)	270	3,856
National CineMedia Inc.	344	5,060
National Presto Industries Inc.	64	5,143
NetFlix Inc. (b) (e)	430	18,894
New York Times Co. - Class A (e)	455	3,581
Newell Rubbermaid Inc.	269	3,462
News Corp. - Class A	2,423	25,030
Next Plc	195	5,554
Nike Inc. - Class B	407	23,052
Nissan Motor Co. Ltd.	2,400	17,475
Nordstrom Inc. (e)	187	4,944
NutriSystem Inc.	487	6,930
NVR Inc. (b)	67	40,277
O'Charley's Inc.	367	3,813
Office Depot Inc. (b)	240	1,092
OfficeMax Inc.	803	7,476
Omnicom Group Inc.	266	9,044

OPAP SA	195	4,683
Orbitz Worldwide Inc. (b)	398	1,035
O'Reilly Automotive Inc. (b) (e)	148	6,018
Oriental Land Co. Ltd. (e)	100	6,700
Orient-Express Hotels Ltd.	809	7,160
Outdoor Channel Holdings Inc. (b)	846	6,413
Oxford Industries Inc.	276	3,784
Pacific Sunwear of California Inc. (b)	1,196	3,971
PagesJaunes Groupe SA	412	4,445
Panasonic Corp.	2,000	31,704
Panera Bread Co. - Class A (b) (e)	385	21,160
Papa John's International Inc. (b)	216	5,489
Pearson Plc	659	7,634
Peets Coffee & Tea Inc. (b)	162	4,450
PEP Boys-Manny Moe & Jack	448	4,449
PetMed Express Inc. (e)	304	5,642
PetSmart Inc.	1,361	30,446
Peugeot SA (b) (e)	129	3,913
PF Chang's China Bistro Inc. (b) (e)	258	8,749
Phillips-Van Heusen Corp.	533	18,858
Pier 1 Imports Inc. (b)	835	1,887
Pinnacle Entertainment Inc. (b)	683	6,850
Polaris Industries Inc.	322	12,194
Polo Ralph Lauren Corp.	30	1,892
Pool Corp. (e)	639	15,093
PPR SA	57	6,352
Pre-Paid Legal Services Inc. (b)	103	5,023
Priceline.com Inc. (b) (e)	488	63,255
PRIMEDIA Inc.	781	1,796
Publicis Groupe	173	6,150
Puma AG Rudolf Dassler Sport	20	5,069
Quicksilver Inc. (b)	956	2,055
Rakuten Inc.	9	5,783
RC2 Corp. (b)	177	2,703
RCN Corp. (b)	768	5,591
Red Robin Gourmet Burgers Inc. (b)	168	3,145
Reed Elsevier NV (e)	505	5,293
Reed Elsevier Plc	1,577	11,156
Regis Corp.	1,055	14,411
Renault SA (b)	158	6,738
Rent-A-Center Inc. (b)	1,468	30,476
Ross Stores Inc.	1,395	61,506
Ruby Tuesday Inc. (b)	973	7,278
Ryland Group Inc.	900	17,973
Saks Inc. (b) (e)	2,907	14,884
Sally Beauty Holdings Inc. (b) (e)	680	4,746
Sankyo Co. Ltd.	100	5,960
Sanoma Oyj (e)	277	4,753
Sanyo Electric Co. Ltd. (b) (e)	2,000	4,481
Scholastic Corp. (e)	533	12,019

Scientific Games Corp. - Class A (b) (e)	810	14,596
Sears Holdings Corp. (b) (e)	61	4,047
Sekisui House Ltd.	1,000	9,427
Service Corp. International	3,184	20,123
SES SA	336	6,638
Shangri-La Asia Ltd.	4,000	6,379
Sharp Corp. (e)	1,000	11,128
Sherwin-Williams Co.	123	7,103
Shuffle Master Inc. (b)	669	4,817
Sinclair Broadcast Group Inc. - Class A	461	862
Singapore Press Holdings Ltd. (e)	2,000	4,989
Skechers U.S.A. Inc. - Class A (b)	233	3,222
Skyline Corp.	194	4,708
Smith & Wesson Holding Corp. (b) (e)	215	1,303
Societe Television Francaise 1 (e)	210	3,254
Sodexo SA	114	6,002
Sonic Automotive Inc.	252	3,100
Sonic Corp. (b) (e)	565	6,232
Sony Corp.	1,100	31,096
Sotheby's - Class A	1,422	21,430
Spartan Motors Inc.	290	2,030
Stage Stores Inc.	385	4,805
Standard-Pacific Corp. (b)	1,830	6,295
Stanley Works	38	1,526
Staples Inc.	609	12,801
Starbucks Corp. (b)	594	10,514
Starwood Hotels & Resorts Worldwide Inc.	195	4,604
Steak n Shake Co. (b)	531	5,427
Steiner Leisure Ltd. (b)	124	3,932
Steven Madden Ltd. (b)	222	7,117
Stewart Enterprises Inc. - Class A	1,248	6,103
Strayer Education Inc. (e)	167	35,467
Sturm Ruger & Co. Inc. (e)	392	4,892
Sumitomo Rubber Industries Inc.	600	5,212
Superior Industries International Inc.	297	4,687
Suzuki Motor Corp. (e)	400	10,103
Swatch Group AG - Class B	44	8,041
Syms Corp. (b) (e)	402	2,822
Tabcorp Holdings Ltd.	763	4,620
Talbots Inc.	324	1,623
Target Corp.	786	34,285
Tempur-Pedic International Inc.	603	8,942
Tenneco Inc. (b)	330	5,336
Texas Roadhouse Inc. - Class A (b) (e)	613	6,823
Thomson Reuters Plc	170	5,438
Thor Industries Inc.	325	7,771
Tiffany & Co.	124	3,699
Timberland Co. - Class A (b)	1,141	15,563
Time Warner Cable Inc.	311	10,282
Time Warner Inc.	1,242	33,112

TJX Cos. Inc.	404	14,637
Toll Brothers Inc. (b)	1,427	27,912
Toyota Industries Corp. (e)	300	8,116
Toyota Motor Corp.	2,800	118,066
Tractor Supply Co. (b) (e)	421	20,195
True Religion Apparel Inc. (b)	269	6,015
Tuesday Morning Corp. (b)	1,048	4,863
TUI AG (b) (e)	260	1,675
TUI Travel Plc	1,398	5,307
Tupperware Brands Corp.	1,342	45,722
Tween Brands Inc. (b)	245	1,774
Under Armour Inc. - Class A (b)	795	19,311
Unifi Inc. (b)	2,506	5,263
UniFirst Corp.	147	5,721
Universal Electronics Inc. (b)	247	5,214
Universal Technical Institute Inc. (b) (e)	276	4,380
Urban Outfitters Inc. (b)	1,240	29,810
Vail Resorts Inc. (b) (e)	238	6,809
Valassis Communications Inc. (b)	1,210	13,782
VF Corp.	79	5,111
Viacom Inc. - Class B (b)	574	13,294
Vivendi SA	1,287	33,064
Volcom Inc. (b)	138	1,674
Volkswagen AG	86	30,921
Walt Disney Co.	1,756	44,111
Warnaco Group Inc. (b)	1,023	37,166
Washington Post Co.	11	4,967
Wendy's/Arby's Group Inc.	4,393	20,120
Wet Seal Inc. (b)	2,155	7,112
Whirlpool Corp. (e)	69	3,939
Whitbread Plc	332	4,800
Williams-Sonoma Inc.	1,047	14,721
Winnebago Industries Inc.	270	2,840
WMS Industries Inc. (b) (e)	514	18,586
Wolters Kluwer NV	340	6,687
Wolverine World Wide Inc.	467	11,255
World Wrestling Entertainment Inc.	308	4,044
WPP Plc	991	7,640
Wyndham Worldwide Corp.	244	3,404
Yamada Denki Co. Ltd.	100	6,256
Yamaha Motor Co. Ltd. (e)	300	3,735
Yum! Brands Inc.	452	16,028
Zale Corp. (b) (e)	392	2,321
Zumiez Inc. (b)	175	1,665
		4,266,777
CONSUMER STAPLES - 6.0%
AEON Co. Ltd.	600	5,834
Ajinomoto Co. Inc.	1,000	9,596
Alberto-Culver Co.	937	24,006
Alliance One International Inc. (b)	1,105	4,575

Altria Group Inc.	2,091	36,655
American Italian Pasta Co. (b)	221	6,953
American Oriental Bioengineering Inc. (b) (e)	627	3,812
Andersons Inc.	184	5,928
Anheuser-Busch InBev NV	798	31,750
Anheuser-Busch InBev NV- Strip VVPR (b)	184	1
Archer-Daniels-Midland Co.	603	18,162
Asahi Breweries Ltd.	500	7,952
Associated British Foods Plc	443	5,894
Avon Products Inc.	460	14,895
Bare Escentuals Inc. (b)	697	6,175
Beiersdorf AG	80	4,028
BJ's Wholesale Club Inc. (b)	586	19,543
Boston Beer Co. Inc. - Class A (b) (e)	217	6,768
British American Tobacco Plc	2,072	64,309
Brown-Forman Corp. - Class B	120	5,274
Cadbury Plc	1,170	11,551
Calavo Growers Inc.	221	4,486
Cal-Maine Foods Inc. (e)	151	4,444
Campbell Soup Co.	192	5,958
Carlsberg A/S	93	6,453
Carrefour SA	702	32,953
Casey's General Stores Inc.	588	16,129
Casino Guichard Perrachon SA	56	3,859
Central Garden & Pet Co. - Class A (b)	739	8,343
Chattem Inc. (b) (e)	209	13,098
Chiquita Brands International Inc. (b)	488	5,978
Church & Dwight Co. Inc.	768	45,297
Clorox Co.	131	7,992
Coca-Cola Amatil Ltd.	690	5,384
Coca-Cola Co.	1,915	95,444
Coca-Cola Enterprises Inc.	289	5,430
Coca-Cola Hellenic Bottling Co. SA	136	3,101
Coca-Cola West Co. Ltd.	300	5,875
Colgate-Palmolive Co.	491	35,568
Colruyt SA	20	4,475
ConAgra Foods Inc.	389	7,636
Constellation Brands Inc. - Class A (b)	228	3,114
Corn Products International Inc.	862	24,136
Costco Wholesale Corp.	452	22,374
CVS Caremark Corp.	1,486	49,751
Danone	595	31,925
Darling International Inc. (b)	1,007	7,109
Dean Foods Co. (b)	178	3,772
Delhaize Group	70	5,005
Diageo Plc	2,749	43,074
Diamond Foods Inc.	186	5,245
Dr. Pepper Snapple Group Inc. (b)	287	7,063
Elizabeth Arden Inc. (b) (e)	409	3,926
Energizer Holdings Inc. (b)	804	51,504

Estee Lauder Cos. Inc. (e)	151	5,502
FamilyMart Co. Ltd. (e)	100	3,255
Flowers Foods Inc.	829	19,589
Foster's Group Ltd.	2,432	10,963
Fresh Del Monte Produce Inc. (b)	472	10,106
General Mills Inc.	349	20,560
Great Atlantic & Pacific Tea Co. (b) (e)	303	1,748
Hain Celestial Group Inc. (b) (e)	501	8,322
Hansen Natural Corp. (b) (e)	833	25,831
Heineken Holding NV	142	4,888
Heineken NV	285	11,378
Henkel AG & Co. KGaA	165	5,193
Hershey Co.	150	5,993
HJ Heinz Co.	267	10,269
Hormel Foods Corp.	84	3,016
Imperial Sugar Co.	85	1,130
Imperial Tobacco Group Plc	1,121	32,040
Ingles Markets Inc. - Class A	272	4,545
Ito En Ltd. (e)	300	4,721
J Sainsbury Plc	1,210	6,417
J&J Snack Foods Corp.	188	8,148
Japan Tobacco Inc.	5	14,478
JM Smucker Co.	89	4,453
Kellogg Co.	208	9,880
Kerry Group Plc	312	7,391
Kimberly-Clark Corp.	433	25,309
Kirin Holdings Co. Ltd.	1,000	14,964
Koninklijke Ahold NV	1,337	15,205
Kraft Foods Inc. - Class A	1,522	43,133
Kroger Co.	607	12,978
Lancaster Colony Corp.	472	21,495
Lance Inc.	388	9,832
Lawson Inc.	100	4,153
L'Oreal SA	239	20,715
Lorillard Inc.	161	11,869
McCormick & Co. Inc.	146	4,704
MEIJI Holdings Co. Ltd. (b)	117	4,723
Metcash Ltd.	1,126	4,031
Metro AG (e)	137	7,934
Molson Coors Brewing Co.	158	7,143
Nash Finch Co.	116	3,561
NBTY Inc. (b) (e)	623	22,553
Nestle SA	3,692	151,943
Nissin Foods Holdings Co. Ltd.	200	6,383
Nu Skin Enterprises Inc.	428	7,708
Pantry Inc. (b)	206	3,615
Parmalat SpA	1,722	4,302
Pepsi Bottling Group Inc.	152	5,160
PepsiAmericas Inc.	630	16,871
PepsiCo Inc.	1,496	84,898

Pernod-Ricard SA	221	17,173
Philip Morris International Inc.	1,884	87,794
Prestige Brands Holdings Inc. (b)	534	3,487
PriceSmart Inc.	202	3,295
Procter & Gamble Co.	2,818	156,427
Ralcorp Holdings Inc. (b)	617	39,186
Reckitt Benckiser Group Plc	665	31,948
Reynolds American Inc.	119	5,178
Ruddick Corp.	893	20,986
SABMiller Plc	1,014	23,494
Safeway Inc.	346	6,550
Sanderson Farms Inc.	252	10,251
Sara Lee Corp.	696	7,405
Seneca Foods Corp. (b)	141	3,611
Seven & I Holdings Co. Ltd.	800	18,769
Smart Balance Inc. (b)	794	4,867
Smithfield Foods Inc. (b) (e)	1,244	16,856
Spartan Stores Inc.	157	2,024
Star Scientific Inc. (b) (e)	1,015	1,045
SUPERVALU Inc.	180	2,669
Susser Holdings Corp. (b)	332	3,908
Swedish Match AB	250	4,772
Sysco Corp.	649	15,420
Tesco Plc	8,610	52,856
Tootsie Roll Industries Inc. (e)	585	14,128
TreeHouse Foods Inc. (b)	365	11,844
Tyson Foods Inc.	472	5,395
Uni-Charm Corp. (e)	100	8,095
Unilever NV	1,788	48,853
Unilever Plc	1,415	37,346
United Natural Foods Inc. (b)	523	14,137
Universal Corp.	542	20,634
USANA Health Sciences Inc. (b)	139	4,636
Vector Group Ltd.	483	7,177
Walgreen Co.	1,031	32,013
Wal-Mart Stores Inc.	2,150	107,242
WD-40 Co.	220	6,651
Weis Markets Inc.	138	4,564
Wesfarmers Ltd.	1,417	30,634
Whole Foods Market Inc. (b) (e)	182	4,403
Winn-Dixie Stores Inc. (b)	688	9,749
WM Morrison Supermarkets Plc	2,702	12,164
Woolworths Ltd.	1,353	30,837
Zhongpin Inc. (b) (e)	419	5,042
		2,580,075
ENERGY - 6.1%
Allis-Chalmers Energy Inc. (b) (e)	678	1,559
Alon USA Energy Inc. (e)	150	1,505
AMEC Plc	431	5,076
Anadarko Petroleum Corp.	460	22,172

Apache Corp.	320	26,864
Arch Coal Inc.	1,749	30,450
Arena Resources Inc. (b)	366	11,943
Atlas America Inc. (e)	289	5,812
ATP Oil & Gas Corp. (b)	197	1,527
Baker Hughes Inc.	346	14,013
Basic Energy Services Inc. (b) (e)	297	2,005
Berry Petroleum Co. - Class A	400	9,488
BG Group Plc	3,664	61,144
Bill Barrett Corp. (b)	911	28,778
BJ Services Co.	270	3,829
Bolt Technology Corp. (b)	276	3,119
BP Plc	19,020	157,970
BPZ Resources Inc. (b) (e)	476	3,427
Bristow Group Inc. (b)	216	7,150
Bronco Drilling Co. Inc. (b) (e)	395	1,659
Cabot Oil & Gas Corp. - Class A	139	4,883
Cairn Energy Plc (b)	78	3,122
Cal Dive International Inc. (b)	321	2,867
Cameron International Corp. (b)	202	6,308
CARBO Ceramics Inc. (e)	209	8,713
Carrizo Oil & Gas Inc. (b) (e)	269	5,111
Cheniere Energy Inc. (b) (e)	1,289	3,828
Chesapeake Energy Corp.	469	10,055
Chevron Corp.	1,935	134,424
Cie Generale de Geophysique-Veritas (b)	130	2,635
Cimarex Energy Co.	893	31,952
Clayton Williams Energy Inc. (b)	179	3,451
Complete Production Services Inc. (b)	368	3,040
Comstock Resources Inc. (b)	481	18,519
ConocoPhillips	1,414	61,806
Consol Energy Inc.	144	5,116
Contango Oil & Gas Co. (b)	188	8,721
Crosstex Energy Inc. (e)	441	1,707
CVR Energy Inc. (b)	250	2,135
Dawson Geophysical Co. (b)	68	2,068
Delta Petroleum Corp. (b) (e)	646	1,240
Denbury Resources Inc. (b)	374	6,208
Devon Energy Corp.	477	27,709
DHT Maritime Inc.	554	2,787
Diamond Offshore Drilling Inc.	57	5,123
Dril-Quip Inc. (b) (e)	317	13,406
El Paso Corp.	530	5,332
Encore Acquisition Co. (b)	610	21,716
Endeavour International Corp. (b) (e)	2,782	3,700
ENI SpA	2,840	66,101
ENSCO International Inc.	185	7,010
EOG Resources Inc.	264	19,544
Evergreen Energy Inc. (b) (e)	2,690	2,421
Exterran Holdings Inc. (b) (e)	738	12,834

Exxon Mobil Corp.	4,739	333,578
FMC Technologies Inc. (b)	155	6,743
Forest Oil Corp. (b) (e)	1,185	19,967
Frontier Oil Corp.	1,267	17,611
General Maritime Corp. (e)	614	5,115
Global Industries Ltd. (b)	1,050	7,172
GMX Resources Inc. (b) (e)	210	2,442
Golar LNG Ltd.	298	2,914
Goodrich Petroleum Corp. (b) (e)	208	5,335
Gran Tierra Energy Inc. (b)	2,100	7,791
Gulf Island Fabrication Inc.	211	3,060
Gulfmark Offshore Inc. (b)	209	6,688
Gulfport Energy Corp. (b)	316	2,203
Halliburton Co.	941	20,787
Harvest Natural Resources Inc. (b)	734	4,749
Helix Energy Solutions Group Inc. (b) (e)	828	8,686
Helmerich & Payne Inc.	1,143	39,273
Hercules Offshore Inc. (b)	1,566	7,423
Hess Corp.	279	15,401
Hornbeck Offshore Services Inc. (b)	218	4,748
INPEX Corp.	1	7,651
International Coal Group Inc. (b) (e)	1,723	5,341
ION Geophysical Corp. (b) (e)	1,072	2,884
James River Coal Co. (b)	449	8,338
Key Energy Services Inc. (b)	1,301	9,029
Knightsbridge Tankers Ltd.	228	3,586
Lufkin Industries Inc.	134	6,084
Marathon Oil Corp.	740	23,865
Mariner Energy Inc. (b) (e)	952	11,414
Matrix Service Co. (b)	176	1,783
McMoRan Exploration Co. (b) (e)	409	2,601
Murphy Oil Corp.	162	9,428
Nabors Industries Ltd. (b)	267	4,544
NATCO Group Inc. (b)	245	8,835
National Oilwell Varco Inc. (b)	367	13,190
Newfield Exploration Co. (b)	1,452	57,107
Newpark Resources Inc. (b)	1,082	2,846
Nippon Mining Holdings Inc.	1,000	4,756
Nippon Oil Corp. (e)	1,000	5,305
Noble Energy Inc.	205	12,530
Nordic American Tanker Shipping Ltd. (e)	404	12,391
Occidental Petroleum Corp.	770	54,932
Oceaneering International Inc. (b)	662	33,709
Oilsands Quest Inc. (b) (e)	1,803	1,533
OMV AG	141	5,597
Origin Energy Ltd.	961	11,654
Overseas Shipholding Group Inc.	267	9,171
Parallel Petroleum Corp. (b)	444	888
Parker Drilling Co. (b) (e)	955	4,412
Patriot Coal Corp. (b) (e)	1,062	8,889

Patterson-UTI Energy Inc.	1,707	23,574
Peabody Energy Corp.	207	6,854
Penn Virginia Corp.	415	7,972
Petroleum Development Corp. (b)	181	3,048
PetroQuest Energy Inc. (b) (e)	612	2,050
PHI Inc. (b)	239	5,220
Pioneer Drilling Co. (b)	474	2,076
Pioneer Natural Resources Co. (e)	187	5,339
Plains Exploration & Production Co. (b)	1,299	37,216
Pride International Inc. (b)	1,904	47,733
Quicksilver Resources Inc. (b) (e)	1,270	14,554
Range Resources Corp.	170	7,890
Repsol YPF SA	691	16,044
Rosetta Resources Inc. (b)	418	4,335
Rowan Cos. Inc.	197	4,202
Royal Dutch Shell Plc - Class A	3,855	101,230
Royal Dutch Shell Plc - Class B	2,937	76,241
RPC Inc.	423	3,477
Saipem SpA	175	4,739
Santos Ltd.	764	9,278
Schlumberger Ltd.	1,142	61,097
SeaDrill Ltd.	311	4,993
Ship Finance International Ltd. (e)	472	5,820
Smith International Inc.	241	6,056
Southern Union Co.	1,326	25,698
Southwestern Energy Co. (b)	301	12,470
Spectra Energy Corp.	500	9,180
StatoilHydro ASA	1,420	30,349
Stone Energy Corp. (b)	234	2,541
Sulphco Inc. (b) (e)	1,653	1,851
Sunoco Inc.	125	3,086
Superior Energy Services Inc. (b)	1,005	16,673
Superior Well Services Inc. (b) (e)	305	1,992
Swift Energy Co. (b) (e)	326	6,422
Technip SA	92	5,562
Teekay Tankers Ltd.	239	2,314
Tenaris SA	570	8,644
Tesoro Corp. (e)	187	2,448
Tetra Technologies Inc. (b)	792	6,106
Tidewater Inc.	633	28,485
Toreador Resources Corp.	626	4,301
Total SA	2,160	119,790
Tullow Oil Plc	754	12,450
Unit Corp. (b) (e)	509	16,130
USEC Inc. (b) (e)	1,413	5,468
VAALCO Energy Inc.	1,156	5,121
Valero Energy Corp.	456	8,208
Warren Resources Inc. (b)	608	1,429
Western Refining Inc. (b) (e)	632	4,114
Westmoreland Coal Co. (b)	323	2,548

Willbros Group Inc. (b)	386	5,323
Williams Cos. Inc.	449	7,494
Woodside Petroleum Ltd.	544	20,792
World Fuel Services Corp.	337	14,780
XTO Energy Inc.	603	24,258
		2,658,126
FINANCIALS - 15.5%
1st Source Corp.	175	2,889
3i Group Plc	971	4,440
Acadia Realty Trust	324	4,439
Admiral Group Plc	247	3,949
Advance America Cash Advance Centers Inc.	532	2,937
Aegon NV (b)	1,246	9,160
Affiliated Managers Group Inc. (b) (e)	500	33,010
AFLAC Inc.	397	15,030
Alexander's Inc.	19	5,235
Alexandria Real Estate Equities Inc. (e)	374	14,253
Alleanza Assicurazioni SpA	564	4,240
Allianz SE	499	49,217
Allied Capital Corp.	1,881	7,505
Allstate Corp.	491	13,213
Alpha Bank AE (b)	320	4,219
AMB Property Corp.	1,492	29,557
Ambac Financial Group Inc. (e)	3,288	2,466
American Campus Communities Inc.	474	10,869
American Capital Agency Corp.	141	3,212
American Capital Ltd. (e)	2,268	8,187
American Equity Investment Life Holding Co. (e)	599	4,337
American Express Co.	1,219	34,534
American Financial Group Inc.	936	22,829
American International Group Inc. (e)	125	1,643
American Physicians Capital Inc.	94	4,182
American Safety Insurance Holdings Ltd. (b)	416	6,835
AmeriCredit Corp. (b) (e)	1,400	21,966
Ameriprise Financial Inc.	202	5,616
Amerisafe Inc. (b)	260	4,324
AMP Ltd.	1,581	7,431
AmTrust Financial Services Inc.	351	4,289
Anglo Irish Bank Corp. Plc (b) (f)	477	291
Anthracite Capital Inc. (e)	613	356
Anworth Mortgage Asset Corp.	820	6,183
AON Corp.	266	10,494
Apartment Investment & Management Co. (e)	191	1,792
Apollo Investment Corp.	2,889	20,570
Ares Capital Corp.	1,222	11,035
Argo Group International Holdings Ltd. (b)	376	12,634
Arrow Financial Corp.	131	3,672
Arthur J Gallagher & Co.	1,156	26,472
Ashford Hospitality Trust Inc. (e)	627	1,875
Assicurazioni Generali SpA (e)	1,224	27,896

Associated Banc-Corp	1,568	16,997
Assurant Inc.	148	3,777
Assured Guaranty Ltd. (e)	801	11,190
Astoria Financial Corp.	1,847	17,934
ASX Ltd.	116	3,646
Australia & New Zealand Banking Group Ltd.	2,277	35,288
AvalonBay Communities Inc.	70	4,074
Aviva Plc	3,004	17,601
AXA Asia Pacific Holdings Ltd.	1,556	5,531
AXA SA (e)	1,731	36,588
Baloise Holding AG	63	5,023
Banca Monte dei Paschi di Siena SpA (e)	1,462	2,740
Banca Popolare di Milano Scarl	450	2,724
BancFirst Corp.	102	3,655
Banco Bilbao Vizcaya Argentaria SA (e)	3,984	65,415
Banco Comercial Portugues SA	4,687	5,017
Banco de Sabadell SA	554	3,695
Banco Latinoamericano de Exportaciones SA	246	3,166
Banco Popular Espanol SA (e)	832	7,512
Banco Popular SC (b)	658	5,318
Banco Santander SA (e)	8,232	119,207
BancorpSouth Inc. (e)	883	19,868
Bank Mutual Corp.	843	8,295
Bank of America Corp.	8,749	129,398
Bank of East Asia Ltd.	1,320	4,394
Bank of Hawaii Corp.	582	22,331
Bank of New York Mellon Corp. (a)	1,193	32,617
Bank of the Ozarks Inc.	146	3,691
Bank of Yokohama Ltd.	1,000	5,421
Bankinter SA (e)	351	3,987
Banner Corp. (e)	183	734
Barclays Plc	10,705	54,058
BB&T Corp.	577	13,202
Beneficial Mutual Bancorp Inc. (b)	413	3,688
Berkshire Hills Bancorp Inc.	157	3,589
BioMed Realty Trust Inc.	942	11,003
BNP Paribas	905	65,978
BOC Hong Kong Holdings Ltd.	3,000	6,395
Boston Private Financial Holdings Inc.	342	1,566
Boston Properties Inc.	70	3,703
BRE Properties Inc. - Class A	570	13,526
British Land Co. Plc	488	3,546
Brookline Bancorp Inc.	758	8,831
Brown & Brown Inc.	1,406	26,967
Calamos Asset Management Inc.	291	4,004
Camden National Corp.	246	8,258
Camden Property Trust	691	20,391
Capital City Bank Group Inc. (e)	257	4,102
Capital One Financial Corp.	318	9,763
Capital Southwest Corp.	91	7,468

CapitaLand Ltd.	1,500	3,982
CapLease Inc.	716	2,169
Capstead Mortgage Corp.	511	6,827
Cardinal Financial Corp.	922	7,182
Cash America International Inc.	403	10,772
Cathay General Bancorp	1,102	10,050
Cedar Shopping Centers Inc.	490	2,602
Central Pacific Financial Corp. (e)	258	560
Charles Schwab Corp.	812	14,510
Chemical Financial Corp.	234	5,085
Cheung Kong Holdings Ltd.	1,000	12,916
China Bank Ltd. (e)	1,000	6,489
Chubb Corp.	349	16,117
Chuo Mitsui Trust Holding Inc.	1,000	3,487
Cincinnati Financial Corp.	103	2,487
Citigroup Inc. (e)	4,722	14,969
Citizens Inc. (b) (e)	438	3,075
Citizens Republic Bancorp Inc. (b)	557	317
City Holdings Co.	257	8,281
City National Corp.	422	16,644
CME Group Inc.	71	19,797
CNA Surety Corp. (b)	234	3,678
CNP Assurances SA	70	6,396
Cohen & Steers Inc. (e)	378	6,906
Colonial BancGroup Inc. (b) (e)	4,260	2,599
Colonial Properties Trust	575	4,589
Columbia Banking System Inc.	290	3,521
Comerica Inc.	194	4,625
Commerce Bancshares Inc.	742	27,202
Commerzbank AG (b)	525	4,116
Commonwealth Bank of Australia	1,619	57,953
Community Bank System Inc.	339	6,146
Community Trust Bancorp Inc.	188	5,104
Compass Diversified Holdings	359	3,231
Consolidated-Tomoka Land Co.	108	4,026
Corporate Office Properties Trust	725	24,585
Cousins Properties Inc.	1,047	9,025
Crawford & Co. - Class B (b) (e)	371	1,799
Credit Agricole SA	1,019	14,546
Credit Saison Co. Ltd. (e)	200	2,612
Credit Suisse Group AG	1,179	55,715
Criteria CaixaCorp SA	1,101	5,296
Cullen/Frost Bankers Inc.	717	34,438
CVB Financial Corp.	852	6,424
Daiwa Securities Group Inc.	2,000	11,836
Danske Bank A/S (b)	392	8,159
Danvers BanCorp Inc.	541	6,790
DBS Group Holdings Ltd.	2,000	19,289
DCT Industrial Trust Inc.	1,964	8,956
Delphi Financial Group Inc.	349	8,317

Deutsche Bank AG	608	39,334
Deutsche Boerse AG	170	13,472
Deutsche Postbank AG (b)	113	3,121
Developers Diversified Realty Corp. (e)	1,448	8,123
Dexia SA (b)	651	5,113
Diamond Hill Investment Group Inc. (b) (e)	78	4,418
DiamondRock Hospitality Co.	1,068	7,220
Dime Community Bancshares Inc.	533	6,417
Discover Financial Services	401	4,764
DnB NOR ASA (b)	637	5,543
Dollar Financial Corp. (b) (e)	238	3,737
Doral Financial Corp. (b) (e)	410	890
Duke Realty Corp.	2,545	24,152
DuPont Fabros Technology Inc.	502	5,361
E*Trade Financial Corp. (b) (e)	6,019	9,029
East West Bancorp Inc.	851	7,523
EastGroup Properties Inc.	304	10,555
Eaton Vance Corp.	1,404	40,182
Education Realty Trust Inc.	528	2,561
EFG Eurobank Ergasias SA (b)	237	3,104
eHealth Inc. (b)	290	4,710
Employer Holdings Inc.	440	6,125
Enstar Group Ltd. (b)	51	3,052
Entertainment Properties Trust	368	10,050
Equity Lifestyle Properties Inc.	254	10,584
Equity One Inc. (e)	659	9,918
Equity Residential	180	4,320
Erste Group Bank AG	208	7,260
ESSA BanCorp Inc.	329	4,432
Essex Property Trust Inc.	326	21,193
Evercore Partners Inc. - Class A	223	4,386
Everest Re Group Ltd.	675	54,149
Extra Space Storage Inc.	883	7,753
EZCORP Inc. - Class A (b)	480	6,072
FBL Financial Group Inc. - Class A	175	1,717
Federal Realty Investors Trust	642	36,626
Federated Investors Inc. - Class B	113	2,930
FelCor Lodging Trust Inc. (e)	414	973
Fidelity National Financial Inc. - Class A	2,546	36,535
Fifth Third Bancorp	968	9,196
Financial Federal Corp.	265	5,374
First American Corp.	1,123	33,185
First Bancorp Inc.	322	5,864
First Bancorp Inc. Puerto Rico (e)	818	2,536
First Busey Corp. (e)	340	2,125
First Cash Financial Services Inc. (b)	302	5,678
First Commonwealth Financial Corp.	818	5,456
First Financial Bancorp	437	3,776
First Financial Bankshares Inc.	242	12,746
First Financial Corp.	131	4,256

First Financial Northwest Inc.	632	4,904
First Industrial Realty Trust Inc. (e)	303	1,285
First Marblehead Corp. (b) (e)	1,931	3,534
First Merchants Corp.	484	3,828
First Mercury Financial Corp.	230	3,324
First Midwest Bancorp Inc.	632	5,284
First Niagara Financial Group Inc.	1,575	20,711
FirstMerit Corp.	1,911	35,697
Flagstar Bancorp Inc. (b) (e)	744	670
Flagstone Reinsurance Holdings Ltd.	426	4,303
Flushing Financial Corp.	466	4,944
FNB Corp.	707	5,486
Fondiaria-Sai SpA	163	2,730
Forestar Group Inc. (b)	325	4,232
Fortis (b)	1,696	6,599
Fox Chase Bancorp Inc. (b)	565	5,577
FPIC Insurance Group Inc. (b)	177	6,080
Franklin Resources Inc.	147	13,036
Franklin Street Properties Corp.	697	9,939
Friends Provident Group Plc	1,880	2,203
Fukuoka Financial Group Inc.	1,000	4,386
Fulton Financial Corp.	1,841	12,445
GAMCO Investors Inc.	100	4,565
Gecina SA	41	3,375
Genworth Financial Inc. - Class A	498	3,436
Getty Realty Corp.	252	5,642
GFI Group Inc.	500	3,225
Glacier Bancorp Inc. (e)	706	10,992
Gladstone Investment Corp.	970	5,209
Glimcher Realty Trust	292	987
Goldman Sachs Group Inc.	500	81,650
GPT Group	1,701	754
Gramercy Capital Corp. (b) (e)	378	544
Great Southern Bancorp Inc. (e)	221	4,641
Greenlight Capital Re Ltd. (b)	332	6,086
Groupe Bruxelles Lambert SA	70	5,555
Gunma Bank Ltd. (e)	1,000	5,812
Hachijuni Bank Ltd. (e)	1,000	5,855
Hammerson Plc	607	3,496
Hancock Holding Co.	302	12,198
Hang Lung Properties Ltd.	2,000	7,329
Hang Seng Bank Ltd.	700	11,372
Hanover Insurance Group Inc.	620	24,372
Harleysville Group Inc.	205	6,359
Harleysville National Corp.	515	2,822
Harris & Harris Group Inc. (b) (e)	1,249	8,094
Hartford Financial Services Group Inc.	256	4,221
Hatteras Financial Corp.	400	11,332
HCC Insurance Holdings Inc.	1,212	30,421
HCP Inc.	321	8,269

Health Care REIT Inc.	129	5,168
Healthcare Realty Trust Inc.	604	11,724
Henderson Land Development Co. Ltd.	1,000	6,606
Hercules Technology Growth Capital Inc.	643	6,295
Hersha Hospitality Trust	1,945	5,252
Highwoods Properties Inc.	1,489	38,133
Hilltop Holdings Inc. (b)	670	8,040
Hokugin Financial Group Inc.	2,000	4,565
Home Bancshares Inc.	155	3,373
Home Federal Bancorp Inc.	700	7,973
Home Properties Inc. (e)	339	12,102
Hong Kong Exchanges & Clearing Ltd.	1,000	18,864
Horace Mann Educators Corp.	756	8,581
Hospitality Properties Trust	1,153	18,206
Host Hotels & Resorts Inc.	429	3,895
HSBC Holdings Plc	17,462	176,694
Hudson City Bancorp Inc.	415	5,835
Huntington Bancshares Inc.	435	1,779
IberiaBank Corp.	152	7,120
ICAP Plc	833	6,317
Independent Bank Corp.	353	7,529
Infinity Property & Casualty Corp.	163	6,771
ING Groep NV (b)	2,240	28,728
Inland Real Estate Corp.	457	3,373
Insurance Australia Group Ltd.	2,247	6,897
IntercontinentalExchange Inc. (b)	62	5,832
International Bancshares Corp. (e)	1,215	16,014
Intesa Sanpaolo SpA (b)	8,551	31,840
Invesco Ltd.	427	8,433
Investec Plc	604	4,076
Investor AB - Class B	295	5,253
Investors Bancorp Inc. (b)	496	4,905
Investors Real Estate Trust	437	4,068
IPC Holdings Ltd.	462	13,370
iStar Financial Inc. (b) (e)	1,883	4,576
Janus Capital Group Inc.	229	3,128
Japan Prime Realty Investment Corp.	2	4,305
Japan Real Estate Investment Corp.	1	8,370
Japan Retail Fund Investment Corp.	1	5,020
Jefferies Group Inc. (b) (e)	1,510	34,519
Jones Lang LaSalle Inc.	395	14,994
Joyo Bank Ltd. (e)	1,000	5,094
JPMorgan Chase & Co.	3,765	145,517
Julius Baer Holding AG	151	7,192
KBC Groep NV (b)	147	3,134
KBW Inc. (b)	389	11,355
KeyCorp	883	5,104
Kilroy Realty Corp.	380	8,968
Kimco Realty Corp.	365	3,592
Klepierre	123	3,517

Knight Capital Group Inc. (b)	1,076	19,981
LaBranche & Co. Inc. (b)	1,040	3,942
Lakeland Financial Corp.	175	3,427
Land Securities Group Plc	254	2,266
LaSalle Hotel Properties	261	3,892
Legal & General Group Plc	5,272	5,676
Legg Mason Inc. (e)	109	3,067
Lend Lease Corp. Ltd.	537	3,481
Leopalace21 Corp.	200	1,714
Leucadia National Corp. (b)	230	5,635
Lexington Realty Trust	527	2,256
Liberty International Plc	359	2,615
Liberty Property Trust	1,204	33,435
Lincoln National Corp.	225	4,768
Link Real Estate Investment Trust	4,000	9,084
Lloyds Banking Group Plc (b)	18,734	26,600
Loews Corp.	349	10,477
London Stock Exchange Group Plc	249	2,962
LTC Properties Inc.	286	6,984
M&T Bank Corp. (e)	94	5,482
Macerich Co.	988	19,429
Mack-Cali Realty Corp.	834	23,277
Macquarie Group Ltd.	203	7,474
Maiden Holdings Ltd.	684	5,205
Man Group Plc	1,116	5,159
Mapfre SA (e)	1,730	6,460
MarketAxess Holdings Inc. (b)	366	3,828
Marsh & McLennan Cos. Inc.	450	9,189
Marshall & Ilsley Corp.	339	2,048
Max Capital Group Ltd.	656	13,100
MB Financial Inc.	355	4,881
MBIA Inc. (b) (e)	674	2,824
MCG Capital Corp. (b)	438	1,502
Meadowbrook Insurance Group Inc.	646	5,110
Medallion Financial Corp.	685	5,377
Medical Properties Trust Inc.	510	3,570
Mediobanca SpA	689	9,673
Mercury General Corp.	420	14,729
MetLife Inc.	831	28,212
MF Global Ltd. (b) (e)	1,019	6,501
MFA Financial Inc.	2,287	16,924
MGIC Investment Corp. (b) (e)	1,317	8,692
Mid-America Apartment Communities Inc.	308	12,218
Mitsubishi Estate Co. Ltd.	1,000	16,666
Mitsubishi UFJ Financial Group Inc.	9,300	55,628
Mitsui Fudosan Co. Ltd.	1,000	18,388
Mitsui Sumitomo Insurance Group Holdings Inc.	400	10,272
Mizuho Financial Group Inc.	13,800	31,355
Montpelier Re Holdings Ltd.	1,077	16,887
Moody's Corp.	193	4,582

Morgan Stanley	1,262	35,967
Muenchener Rueckversicherungs AG	228	34,476
MVC Capital Inc.	350	3,224
NASDAQ OMX Group Inc. (b)	122	2,578
National Australia Bank Ltd.	2,069	42,101
National Bank of Greece SA (b)	740	21,601
National Financial Partners Corp.	290	2,175
National Health Investors Inc.	236	7,349
National Penn Bancshares Inc.	1,019	5,075
National Retail Properties Inc.	951	18,744
National Western Life Insurance Co.	27	3,594
Nationwide Health Properties Inc.	1,128	32,735
Natixis (b)	221	575
Navigators Group Inc. (b)	162	7,988
NBT Bancorp Inc.	258	5,919
Nelnet Inc. - Class A (b)	285	4,073
New World Development Ltd.	3,000	7,161
New York Community Bancorp Inc.	3,769	41,233
NewAlliance Bancshares Inc.	2,528	30,968
Nippon Building Fund Inc.	1	8,983
Nipponkoa Insurance Co. Ltd.	1,000	5,971
Nomura Holdings Inc.	2,400	21,026
Nomura Real Estate Office Fund Inc. (e)	1	6,573
Nordea Bank AB	3,172	30,771
Northern Trust Corp.	231	13,816
NorthStar Realty Finance Corp.	1,007	3,605
Northwest Bancorp Inc.	238	4,877
NTT Urban Development Corp. (e)	4	3,788
NYSE Euronext	279	7,519
Ocwen Financial Corp. (b)	505	7,196
Old Mutual Plc	4,362	6,982
Old National Bancorp	547	6,181
Old Republic International Corp.	2,792	28,869
Omega Healthcare Investors Inc.	1,927	32,200
optionsXpress Holdings Inc.	317	5,728
Oriental Financial Group	483	6,815
ORIX Corp.	80	5,064
Orrstown Financial Services Inc. (e)	112	4,136
Oversea-Chinese Banking Corp.	2,000	10,868
Pacific Capital Bancorp	414	878
PacWest Bancorp	462	7,429
Park National Corp.	126	8,033
Parkway Properties Inc.	153	2,168
Pennsylvania Real Estate Investment Trust (e)	281	1,486
People's United Financial Inc.	380	6,175
PHH Corp. (b) (e)	412	7,552
Phoenix Cos. Inc. (b)	821	1,806
Pico Holdings Inc. (b)	224	6,794
Pinnacle Financial Partners Inc. (b) (e)	301	4,696
Piper Jaffray Cos. (b)	134	6,145

Piraeus Bank SA (b)	292	3,471
Platinum Underwriters Holdings Ltd.	562	18,968
Plum Creek Timber Co. Inc. (e)	196	6,131
PMI Group Inc. (e)	2,206	5,074
PNC Financial Services Group Inc.	426	15,617
Portfolio Recovery Associates Inc. (b)	167	7,707
Post Properties Inc. (e)	529	7,491
Potlatch Corp.	929	27,471
PremierWest Bancorp (e)	1,090	3,870
Presidential Life Corp.	355	3,174
Primus Guaranty Ltd. (b)	634	1,883
Principal Financial Group Inc. (e)	270	6,399
PrivateBancorp Inc.	187	4,643
ProAssurance Corp. (b)	367	18,636
Progressive Corp. (b)	769	11,981
ProLogis	266	2,338
Prospect Capital Corp.	415	4,150
Prosperity Bancshares Inc.	454	15,214
Protective Life Corp.	703	10,510
Provident Financial Services Inc.	733	8,679
Provident New York Bancorp	380	3,686
Prudential Financial Inc.	392	17,354
Prudential plc (a)	2,840	21,265
PS Business Parks Inc.	191	9,877
Public Storage	136	9,870
QBE Insurance Group Ltd.	909	14,825
Radian Group Inc.	2,099	6,990
Raiffeisen International Bank Holding AG	61	2,722
RAIT Financial Trust	605	726
Ramco-Gershenson Properties Trust (e)	205	1,863
Raymond James Financial Inc.	1,190	24,419
Rayonier Inc.	954	37,196
Realty Income Corp.	1,119	26,386
Redwood Trust Inc.	739	12,009
Regency Centers Corp. (e)	858	27,525
Regions Financial Corp.	1,036	4,579
Reinsurance Group of America Inc.	784	32,536
Renasant Corp.	357	5,316
Resona Holdings Inc. (e)	600	8,864
Resource Capital Corp.	602	2,089
RiskMetrics Group Inc. (b)	285	5,198
RLI Corp.	199	9,872
Royal Bank of Scotland Group Plc (b)	12,815	9,600
RSA Insurance Group Plc	3,567	7,543
S&T Bancorp Inc.	225	3,085
Safety Insurance Group Inc.	154	4,968
Sampo Oyj	333	6,953
Sandy Spring Bancorp Inc. (e)	175	2,835
Saul Centers Inc.	141	4,776
SBI Holdings Inc. (e)	23	4,650

SCBT Financial Corp.	161	4,136
SCOR SE	219	5,258
SeaBright Insurance Holdings Inc. (b)	309	3,003
SEI Investments Co.	1,436	27,140
Selective Insurance Group	492	7,350
Shizuoka Bank Ltd.	1,000	9,849
Signature Bank (b)	410	12,087
Simmons First National Corp. - Class A	161	4,827
Simon Property Group Inc.	206	11,478
Singapore Exchange Ltd.	1,000	6,059
Skandinaviska Enskilda Banken AB (b)	1,843	10,293
SL Green Realty Corp. (e)	839	21,629
SLM Corp. (b)	324	2,880
Smithtown Bancorp Inc.	694	8,023
Societe Generale - Class A	443	28,445
Sompo Japan Insurance Inc.	1,000	6,637
South Financial Group Inc.	539	868
Southside Bancshares Inc.	184	4,166
Sovran Self Storage Inc.	263	7,080
StanCorp Financial Group Inc. (e)	572	19,688
Standard Chartered Plc	2,100	49,848
Standard Life Plc	1,947	6,433
State Auto Financial Corp.	225	3,890
State Bancorp. Inc.	629	5,548
State Street Corp.	459	23,088
StellarOne Corp.	465	6,854
Sterling Bancshares Inc.	614	4,955
Sterling Financial Corp. / WA (e)	338	943
Stewart Information Services Corp.	180	2,479
Stifel Financial Corp. (b)	303	15,129
Stockland	1,725	4,545
Strategic Hotels & Resorts Inc.	512	604
Suffolk Bancorp	132	3,894
Sumitomo Mitsui Financial Group Inc. (e)	1,000	42,801
Sumitomo Trust & Banking Co. Ltd.	1,000	5,474
Sun Communities Inc.	437	6,686
Sun Hung Kai Properties Ltd.	1,000	15,213
Suncorp-Metway Ltd.	1,388	8,242
Sunstone Hotel Investors Inc. (e)	492	2,736
SunTrust Banks Inc.	409	7,976
Susquehanna Bancshares Inc.	715	3,761
SVB Financial Group (b) (e)	757	26,684
Svenska Handelsbanken - Class A	698	17,073
Swedbank AB (b)	215	1,661
Swire Pacific Ltd.	1,000	11,232
Swiss Life Holding AG (b)	31	3,107
Swiss Reinsurance	281	10,781
SWS Group Inc.	282	3,880
SY Bancorp Inc. (e)	156	3,834
Synovus Financial Corp. (e)	3,226	11,323

T&D Holdings Inc.	200	5,876
T. Rowe Price Group Inc.	220	10,276
Tanger Factory Outlet Centers Inc.	380	13,505
TCF Financial Corp.	1,404	19,853
Tejon Ranch Co. (b)	140	3,702
Teton Advisors Inc. (b) (f)	2	-
Texas Capital Bancshares Inc. (b)	390	6,478
Tokio Marine Holdings Inc.	800	23,250
Tokyu Land Corp.	1,000	4,037
Tompkins Financial Corp.	231	10,275
Torchmark Corp.	96	3,750
Tower Group Inc.	421	10,512
TowneBank (e)	242	3,209
Travelers Cos. Inc.	624	26,876
Trico Bancshares	295	4,906
TrustCo Bank Corp.	701	4,409
Trustmark Corp.	1,177	23,422
U.S. Bancorp	1,830	37,350
UBS AG (b)	3,232	47,211
UCBH Holdings Inc. (e)	1,417	1,715
UDR Inc.	1,804	18,852
UMB Financial Corp.	410	17,105
Umpqua Holdings Corp.	470	4,559
Unibail-Rodamco (e)	94	16,426
UniCredit SpA (b)	16,100	47,157
Union Bankshares Corp. (e)	291	4,516
Unione di Banche Italiane SCPA	491	6,869
United America Indemnity Ltd. (b)	423	2,287
United Bankshares Inc.	293	5,936
United Community Banks Inc. (b) (e)	334	2,248
United Financial Bancorp Inc.	437	5,803
United Fire & Casualty Co.	233	3,916
United Overseas Bank Ltd.	1,000	12,285
Unitrin Inc.	610	8,046
Universal Health Realty Income Trust	139	4,750
Univest Corp. of Pennsylvania	175	4,527
Unum Group	375	7,039
Urstadt Biddle Properties Inc. - Class A	469	7,218
U-Store-It Trust	380	1,842
Valley National Bancorp (e)	1,540	19,589
Ventas Inc.	150	5,295
Virtus Investment Partners Inc. (b)	41	649
Vornado Realty Trust	137	6,990
Waddell & Reed Financial Inc. - Class A	1,015	28,796
Walter Investment Management Corp.	359	4,829
Washington Federal Inc.	1,021	14,223
Washington Real Estate Investment Trust	610	15,610
Washington Trust Bancorp Inc.	195	3,540
Webster Financial Corp.	1,178	13,323
Weingarten Realty Investors (e)	1,094	16,880
Wells Fargo & Co.	4,485	109,703
WesBanco Inc.	233	3,883
Westamerica Bancorporation	689	36,007
Westfield Financial Inc.	370	3,596
Westfield Group	2,265	21,463
Westpac Banking Corp.	3,072	55,727
Westwood Holdings Group Inc.	78	3,044
Wharf Holdings Ltd.	2,000	9,406
Wilmington Trust Corp.	789	9,066
Wing Hang Bank Ltd.	500	4,797
Winthrop Realty Trust	250	2,400
Wintrust Financial Corp.	259	6,773
World Acceptance Corp. (b) (e)	21	497
WR Berkley Corp.	1,557	36,169
WSFS Financial Corp.	177	4,756
XL Capital Ltd. - Class A	202	2,844
Zenith National Insurance Corp.	435	10,383
Zions Bancorporation	237	3,217
Zurich Financial Services AG	158	31,049
		6,671,375

HEALTH CARE - 9.9%
Abaxis Inc. (b) (e)	345	9,236
Abbott Laboratories	1,480	66,585
Abiomed Inc. (b)	510	3,851
Accelrys Inc. (b)	1,214	7,284
Acorda Therapeutics Inc. (b)	409	10,331
Actelion Ltd. (b) (e)	118	6,509
Aetna Inc.	417	11,246
Affymetrix Inc. (b)	1,096	9,689
Air Methods Corp. (b)	142	4,176
Akorn Inc. (b)	1,248	1,685
Albany Molecular Research Inc. (b)	505	4,813
Alfresa Holdings Corp.	100	5,073
Align Technology Inc. (b)	558	6,088
Alkermes Inc. (b)	1,296	13,375
Allergan Inc.	325	17,365
Alliance HealthCare Services Inc. (b)	358	1,765
Allos Therapeutics Inc. (b)	696	5,617
Almost Family Inc. (b) (e)	233	7,391
Alnylam Pharmaceuticals Inc. (b)	364	8,470
AMAG Pharmaceuticals Inc. (b)	131	5,949
Amedisys Inc. (b) (e)	307	13,726
American Medical Systems Holdings Inc. (b)	851	13,012
AMERIGROUP Corp. (b)	614	15,154
AmerisourceBergen Corp.	346	6,823
Amgen Inc. (b)	963	60,005
AMN Healthcare Services Inc. (b)	283	2,060
Amsurg Corp. (b)	339	6,990
Analogic Corp.	139	5,269
AngioDynamics Inc. (b)	392	4,892
Ardea Biosciences Inc. (b) (e)	307	5,980
Arena Pharmaceuticals Inc. (b)	604	3,080
Ariad Pharmaceuticals Inc. (b) (e)	1,518	2,930
ArQule Inc. (b)	817	5,000
Array BioPharma Inc. (b)	604	2,295
Assisted Living Concepts Inc. (b)	127	1,829
Astellas Pharma Inc.	500	19,075
AstraZeneca Plc	1,580	73,980
athenahealth Inc. (b)	377	13,926
Atrion Corp.	33	4,296
Auxilium Pharmaceuticals Inc. (b)	531	16,424
Baxter International Inc.	566	31,905
Bayer AG	837	51,369
Beckman Coulter Inc.	689	43,400
Becton Dickinson & Co.	244	15,897
Biogen Idec Inc. (b)	307	14,598
Bio-Rad Laboratories Inc. - Class A (b)	199	15,411
Bio-Reference Labs Inc. (b) (e)	135	4,328
BioScrip Inc. (b)	875	5,171
Boston Scientific Corp. (b)	1,588	17,055
Bristol-Myers Squibb Co.	2,048	44,524
Bruker Corp. (b)	752	7,565

Cantel Medical Corp. (b)	270	4,182
Cardiac Science Corp. (b)	786	3,128
Cardinal Health Inc.	380	12,654
Catalyst Health Solutions Inc. (b)	387	9,977
Celera Corp. (b)	989	5,934
Celgene Corp. (b)	477	27,170
Cell Therapeutics Inc. (b)	4,864	7,199
Centene Corp. (b)	507	9,790
Cephalon Inc. (b) (e)	96	5,630
Cepheid Inc. (b) (e)	613	6,479
Cerner Corp. (b) (e)	741	48,224
Charles River Laboratories International Inc. (b)	741	24,505
Chemed Corp.	211	9,305
Chugai Pharmaceutical Co. Ltd.	400	7,334
Cie Generale d'Optique Essilor International SA (e)	164	9,093
CIGNA Corp.	240	6,816
Cochlear Ltd.	84	3,909
Community Health Systems Inc. (b)	992	28,093
Computer Programs & Systems Inc.	125	4,869
Conceptus Inc. (b)	366	6,145
Conmed Corp. (b)	337	5,924
Covance Inc. (b) (e)	744	41,032
Coventry Health Care Inc. (b)	156	3,588
CR Bard Inc.	94	6,916
Cross Country Healthcare Inc. (b)	357	2,981
CSL Ltd.	673	17,196
Cubist Pharmaceuticals Inc. (b)	657	13,055
Cyberonics Inc. (b)	378	6,279
Cypress Bioscience Inc. (b)	335	2,961
Daiichi Sankyo Co. Ltd.	700	12,724
DaVita Inc. (b)	114	5,666
DENTSPLY International Inc.	222	7,404
DepoMed Inc. (b)	1,830	6,991
DexCom Inc. (b)	836	5,401
Dionex Corp. (b)	214	14,105
Durect Corp. (b)	1,233	2,836
Eclipsys Corp. (b)	779	14,178
Edwards Lifesciences Corp. (b)	637	41,666
Eisai Co. Ltd. (e)	300	10,684
Elan Corp. Plc (b)	550	4,468
Eli Lilly & Co.	1,037	36,181
Emergency Medical Services Corp. (b)	108	4,227
Emergent BioSolutions Inc. (b)	184	2,642
Endo Pharmaceuticals Holdings Inc. (b)	1,322	27,775
Enzo Biochem Inc. (b)	468	2,387
Enzon Pharmaceuticals Inc. (b) (e)	805	6,545
eResearch Technology Inc. (b)	285	1,553
ev3 Inc. (b)	903	11,080
Exelixis Inc. (b)	867	4,638
Express Scripts Inc. (b)	224	15,689

Facet Biotech Corp. (b)	429	3,784
Forest Laboratories Inc. (b)	222	5,734
Fresenius Medical Care AG & Co. KGaA	177	8,128
Genomic Health Inc. (b)	190	3,203
Genoptix Inc. (b)	115	3,601
Gen-Probe Inc. (b)	604	22,420
Gentiva Health Services Inc. (b)	409	8,704
Genzyme Corp. (b)	283	14,685
Geron Corp. (b) (e)	888	7,122
Getinge AB - Class B	348	5,208
Gilead Sciences Inc. (b)	856	41,884
GlaxoSmithKline Plc	5,232	100,420
Greatbatch Inc. (b) (e)	290	6,392
Haemonetics Corp. (b)	295	17,408
Halozyme Therapeutics Inc. (b)	696	4,914
Hanger Orthopedic Group Inc. (b)	418	5,735
Health Management Associates Inc. (b) (e)	2,643	15,937
Health Net Inc. (b)	1,085	14,680
HealthSouth Corp. (b)	859	12,370
HealthSpring Inc. (b)	347	4,383
Healthways Inc. (b)	241	3,552
Hemispherx Biopharma Inc. (b) (e)	2,262	4,750
Henry Schein Inc. (b)	988	50,763
Hill-Rom Holdings Inc.	619	10,610
Hisamitsu Pharmaceutical Co. Inc.	100	3,456
HMS Holdings Corp. (b)	302	11,597
Hologic Inc. (b) (e)	3,032	44,540
Hospira Inc. (b)	123	4,727
Human Genome Sciences Inc. (b) (e)	895	12,799
Humana Inc. (b)	141	4,632
ICU Medical Inc. (b)	161	6,268
Idexx Laboratories Inc. (b) (e)	664	33,080
Immucor Inc. (b)	1,641	27,339
Immunogen Inc. (b)	743	6,457
Impax Laboratories Inc. (b)	639	4,793
IMS Health Inc.	284	3,408
Incyte Corp. (b) (e)	1,336	6,947
Insmed Inc. (b)	2,262	2,239
Inspire Pharmaceuticals Inc. (b)	1,406	6,833
Integra LifeSciences Holdings Corp. (b) (e)	183	5,794
InterMune Inc. (b) (e)	254	3,881
Intuitive Surgical Inc. (b) (e)	51	11,593
Invacare Corp.	318	6,487
inVentiv Health Inc. (b)	221	3,390
IPC The Hospitalist Co. Inc. (b)	169	4,707
IRIS International Inc. (b)	397	4,049
Isis Pharmaceuticals Inc. (b) (e)	1,101	20,126
Johnson & Johnson	2,665	162,272
Kendle International Inc. (b)	187	2,184
Kensey Nash Corp. (b)	245	6,997

Kindred Healthcare Inc. (b)	710	9,968
Kinetic Concepts Inc. (b)	574	18,150
KV Pharmaceutical Co. - Class A (b) (e)	328	754
Laboratory Corp. of America Holdings (b)	106	7,122
Landauer Inc.	114	7,629
Lexicon Pharmaceuticals Inc. (b)	3,873	5,151
LHC Group Inc. (b)	274	8,042
Life Technologies Corp. (b)	197	8,969
LifePoint Hospitals Inc. (b)	678	18,753
Ligand Pharmaceuticals Inc. - Class B (b)	958	2,711
Lincare Holdings Inc. (b) (e)	820	21,468
Lonza Group AG	58	5,748
Luminex Corp. (b)	614	10,849
Magellan Health Services Inc. (b)	422	13,656
MannKind Corp. (b) (e)	530	4,245
Martek Biosciences Corp. (e)	458	10,653
Masimo Corp. (b) (e)	1,101	26,919
McKesson Corp.	292	14,936
Medarex Inc. (b)	1,557	24,710
MedAssets Inc. (b)	231	4,315
Medco Health Solutions Inc. (b)	519	27,434
Mediceo Paltac Holdings Co. Ltd. (e)	400	5,001
Medicines Co. (b)	635	5,150
Medicis Pharmaceutical Corp.	1,290	22,085
Medivation Inc. (b) (e)	323	7,994
Medtronic Inc.	1,158	41,016
Merck & Co. Inc.	2,011	60,350
Merck KGaA	75	6,980
Meridian Bioscience Inc.	469	10,327
Merit Medical Systems Inc. (b)	492	8,999
Millipore Corp. (b)	64	4,454
Molina Healthcare Inc. (b)	240	5,412
Momenta Pharmaceuticals Inc. (b) (e)	496	5,382
MWI Veterinary Supply Inc. (b)	120	4,606
Mylan Inc. (b) (e)	384	5,065
Myriad Pharmaceuticals Inc. (b)	252	1,227
Nabi Biopharmaceuticals (b)	1,150	2,956
National Healthcare Corp.	110	4,098
Natus Medical Inc. (b)	393	5,345
Nektar Therapeutics (b)	936	6,627
Neogen Corp. (b)	167	4,866
Neurocrine Biosciences Inc. (b)	749	2,389
Nobel Biocare Holding AG (e)	130	3,087
Novartis AG	2,131	97,591
Noven Pharmaceuticals Inc. (b)	306	5,043
Novo-Nordisk A/S - Class B	495	29,133
NPS Pharmaceuticals Inc. (b)	1,504	5,851
NuVasive Inc. (b) (e)	434	17,963
Odyssey HealthCare Inc. (b)	379	4,415
Omnicare Inc.	1,261	30,100

Omnicell Inc. (b)	419	5,229
Ono Pharmaceutical Co. Ltd.	100	4,449
Onyx Pharmaceuticals Inc. (b)	587	21,085
Optimer Pharmaceuticals Inc. (b) (e)	300	4,227
OraSure Technologies Inc. (b) (e)	810	2,300
Orthofix International NV (b)	132	3,678
Orthovita Inc. (b)	971	6,321
OSI Pharmaceuticals Inc. (b)	607	20,511
Osiris Therapeutics Inc. (b)	204	2,483
Owens & Minor Inc.	922	40,845
Palomar Medical Technologies Inc. (b)	407	6,081
Par Pharmaceutical Cos. Inc. (b) (e)	440	7,132
Parexel International Corp. (b)	538	8,323
Patterson Cos. Inc. (b) (e)	184	4,666
PDL BioPharma Inc.	1,473	12,123
Perrigo Co.	935	25,376
Pfizer Inc.	6,493	103,433
Pharmaceutical Product Development Inc.	1,420	29,493
Pharmasset Inc. (b)	434	6,679
PharMerica Corp. (b) (e)	377	7,902
Phase Forward Inc. (b)	397	5,637
Pozen Inc. (b)	568	4,334
Progenics Pharmaceuticals Inc. (b) (e)	303	1,721
PSS World Medical Inc. (b)	721	14,571
Psychiatric Solutions Inc. (b) (e)	1,302	35,180
Qiagen NV (b)	235	4,485
Quest Diagnostics Inc.	147	8,029
Questcor Pharmaceuticals Inc. (b)	45	264
Quidel Corp. (b) (e)	328	4,897
Regeneron Pharmaceuticals Inc. (b)	744	15,951
RehabCare Group Inc. (b)	297	7,146
Res-Care Inc. (b)	319	4,983
ResMed Inc. (b)	817	33,497
Rigel Pharmaceuticals Inc. (b)	657	5,473
Roche Holding AG	709	111,792
RTI Biologics Inc. (b)	1,085	4,807
Salix Pharmaceuticals Ltd. (b)	641	7,807
Sangamo Biosciences Inc. (b) (e)	690	3,933
Sanofi-Aventis SA	1,147	75,136
Savient Pharmaceuticals Inc. (b) (e)	696	10,851
Schering-Plough Corp.	1,538	40,772
Seattle Genetics Inc. (b)	753	9,074
Sepracor Inc. (b)	1,337	23,197
Sequenom Inc. (b) (e)	705	4,061
Shire Plc	647	9,597
Sirona Dental Systems Inc. (b)	203	5,276
Smith & Nephew Plc	783	6,219
Somanetics Corp. (b)	324	4,546
Sonic Healthcare Ltd.	665	6,507
SonoSite Inc. (b) (e)	192	4,525

Sonova Holding AG	72	6,350
Spectranetics Corp. (b)	534	2,771
Spectrum Pharmaceuticals Inc. (b) (e)	722	4,837
St. Jude Medical Inc. (b)	308	11,615
Stereotaxis Inc. (b) (e)	488	2,206
STERIS Corp.	1,295	36,364
Stryker Corp.	195	7,582
Sun Healthcare Group Inc. (b)	444	4,320
Sunrise Senior Living Inc. (b)	343	803
SurModics Inc. (b)	133	2,974
Suzuken Co. Ltd. (e)	200	6,034
Symmetry Medical Inc. (b)	424	3,629
Synovis Life Technologies Inc. (b)	229	3,538
Synthes Inc.	57	6,406
Takeda Pharmaceutical Co. Ltd.	900	36,428
Techne Corp.	399	25,464
Teleflex Inc.	486	23,309
Terumo Corp.	200	10,166
Theravance Inc. (b)	659	9,951
Thermo Fisher Scientific Inc. (b)	442	20,014
Thoratec Corp. (b) (e)	1,295	32,556
Tsumura & Co. (e)	100	3,234
UCB SA (e)	114	3,770
United Therapeutics Corp. (b)	246	22,785
UnitedHealth Group Inc.	1,255	35,215
Universal American Corp. (b)	285	2,594
Universal Health Services Inc.	596	33,144
Valeant Pharmaceutical International (b) (e)	876	22,601
Varian Inc. (b)	637	32,334
Varian Medical Systems Inc. (b)	139	4,903
VCA Antech Inc. (b) (e)	1,013	25,913
Vertex Pharmaceuticals Inc. (b)	1,923	69,247
ViroPharma Inc. (b) (e)	533	3,928
Vital Images Inc. (b)	224	2,988
Vivus Inc. (b)	803	5,950
Volcano Corp. (b)	557	8,461
Waters Corp. (b)	86	4,322
Watson Pharmaceuticals Inc. (b)	121	4,202
WellCare Health Plans Inc. (b)	934	20,791
WellPoint Inc. (b)	490	25,794
West Pharmaceutical Services Inc.	346	12,629
William Demant Holding AS (b)	96	5,714
Wright Medical Group Inc. (b)	335	4,663
Wyeth	1,272	59,212
XenoPort Inc. (b) (e)	319	6,479
Zimmer Holdings Inc. (b)	249	11,603
Zoll Medical Corp. (b)	268	4,939
ZymoGenetics Inc. (b) (e)	501	2,807
		4,260,494
INDUSTRIALS - 10.7%

3M Co.	656	46,261
A P Moller - Maersk A/S Class A	1	6,048
A P Moller - Maersk A/S (e) Class B	1	6,220
AAON Inc.	191	3,746
AAR Corp. (b) (e)	482	9,221
ABB Ltd. (b)	2,424	44,277
Abertis Infraestructuras SA	233	4,825
ABM Industries Inc.	475	10,008
Acacia Research Corp. (b)	637	5,007
ACCO Brands Corp. (b)	346	1,512
ACS Actividades de Construccion y Servicios SA	212	11,298
Actuant Corp. - Class A	474	6,086
Acuity Brands Inc. (e)	418	12,335
Adecco SA (e)	114	5,494
Administaff Inc.	182	4,561
Advanced Battery Technologies Inc. (b) (e)	1,219	5,230
Advisory Board Co. (b)	164	4,195
AECOM Technology Corp. (b)	952	30,845
AeroVironment Inc. (b)	127	3,612
AGCO Corp. (b) (e)	1,117	35,141
Aircastle Ltd.	639	4,639
AirTran Holdings Inc. (b) (e)	2,747	19,888
Alaska Air Group Inc. (b)	852	19,647
Albany International Corp.	220	3,023
Alexander & Baldwin Inc.	513	14,990
Alfa Laval AB	692	7,538
All Nippon Airways Co. Ltd.	1,000	2,790
Allegiant Travel Co. (b) (e)	173	7,493
Alliant Techsystems Inc. (b)	396	31,173
Alstom SA	243	16,684
Altra Holdings Inc. (b)	571	5,019
Amada Co. Ltd.	1,000	6,362
AMERCO (b)	90	4,039
American Commercial Lines Inc. (b)	108	1,687
American Ecology Corp.	270	4,409
American Reprographics Co. (b)	234	2,024
American Science & Engineering Inc.	131	9,137
American Superconductor Corp. (b) (e)	516	16,600
Ameron International Corp.	102	7,601
AMETEK Inc.	1,173	37,958
Ampco-Pittsburgh Corp.	186	4,228
AO Smith Corp.	208	8,120
Apogee Enterprises Inc.	242	3,528
Applied Industrial Technologies Inc.	516	11,414
Applied Signal Technology Inc.	180	4,500
Argon ST Inc. (b)	194	3,707
Arkansas Best Corp.	217	6,180
Asahi Glass Co. Ltd.	1,000	8,687
Assa Abloy AB	401	6,613
Astec Industries Inc. (b) (e)	222	6,007

ATC Technology Corp. (b)	293	6,130
Atlantia SpA	505	11,142
Atlas Air Worldwide Holdings Inc. (b)	175	4,368
Atlas Copco AB - Class A	544	6,483
Atlas Copco AB - Class B	193	2,046
Avery Dennison Corp.	115	3,074
Avis Budget Group Inc. (b)	1,072	9,166
Axsys Technologies Inc. (b)	102	5,474
AZZ Inc. (b)	170	6,588
Badger Meter Inc. (e)	237	8,733
BAE Systems Plc	3,910	20,052
Baldor Electric Co. (e)	407	10,484
Balfour Beatty Plc	629	3,213
Barnes Group Inc.	405	5,698
BE Aerospace Inc. (b)	1,313	21,218
Beacon Roofing Supply Inc. (b) (e)	714	11,974
Belden Inc.	604	10,594
Blount International Inc. (b)	580	5,394
Boeing Co.	763	32,740
Bouygues SA	181	7,710
Bowne & Co. Inc.	493	3,958
Brady Corp. - Class A	587	17,264
Brambles Ltd.	1,322	6,623
Briggs & Stratton Corp.	630	10,817
Brink's Co.	412	11,186
British Airways Plc (b)	756	1,798
Bucyrus International Inc. - Class A	793	23,378
Bunzl Plc	634	5,486
Burlington Northern Santa Fe Corp.	288	22,634
Capita Group Plc	635	7,075
Carlisle Cos. Inc.	748	23,442
Cascade Corp.	147	3,594
Caterpillar Inc. (e)	659	29,036
Cathay Pacific Airways Ltd. (e)	4,000	6,224
CBIZ Inc. (b)	875	5,723
Central Japan Railway Co.	2	12,069
Cenveo Inc. (b) (e)	374	1,806
Ceradyne Inc. (b)	196	3,538
CH Robinson Worldwide Inc.	165	8,997
Chart Industries Inc. (b)	332	6,394
Cie de Saint-Gobain (e)	338	13,706
Cintas Corp.	155	3,903
CIRCOR International Inc.	175	4,036
CLARCOR Inc.	533	17,648
Clean Harbors Inc. (b)	470	24,520
Cobham Plc	2,058	6,157
Columbus Mckinnon Corp. (b)	204	2,952
Comfort Systems USA Inc.	617	7,268
COMSYS IT Partners Inc. (b)	386	2,702
Consolidated Graphics Inc. (b) (e)	132	2,416

Con-Way Inc.	466	21,226
Cooper Industries Ltd. - Class A	159	5,239
Copart Inc. (b)	735	25,953
Corporate Executive Board Co.	757	14,216
Corrections Corp. of America (b)	1,389	23,974
CoStar Group Inc. (b)	146	5,363
CRA International Inc. (b)	149	4,013
Crane Co.	522	11,077
CSX Corp.	332	13,320
Cubic Corp.	209	8,184
Cummins Inc.	180	7,742
Curtiss-Wright Corp.	477	15,755
Dai Nippon Printing Co. Ltd.	1,000	14,647
Daikin Industries Ltd. (e)	300	10,906
Daiwa House Industry Co. Ltd.	1,000	10,346
Danaher Corp.	270	16,535
Daito Trust Construction Co. Ltd.	100	4,925
Deere & Co.	472	20,645
Deluxe Corp.	929	14,539
Deutsche Lufthansa AG (e)	295	3,986
Deutsche Post AG	965	15,274
Dollar Thrifty Automotive Group Inc. (b)	196	3,244
Donaldson Co. Inc.	930	35,349
Dover Corp.	177	6,020
DSV A/S (b)	430	5,926
Ducommun Inc.	246	4,251
Dun & Bradstreet Corp.	36	2,592
Dycom Industries Inc. (b)	784	9,980
Dynamic Materials Corp.	88	1,441
DynCorp International Inc. (b)	320	6,499
Eagle Bulk Shipping Inc. (e)	545	3,134
East Japan Railway Co.	400	22,954
Eaton Corp.	169	8,774
EMCOR Group Inc. (b)	783	18,886
Emerson Electric Co.	789	28,704
Encore Wire Corp.	227	4,924
Energy Conversion Devices Inc. (b) (e)	502	7,148
EnergySolutions Inc.	827	7,120
EnerSys (b) (e)	488	9,658
Ennis Inc.	319	4,699
EnPro Industries Inc. (b) (e)	235	4,188
Equifax Inc.	96	2,501
ESCO Technologies Inc. (b)	325	13,354
Esterline Technologies Corp. (b)	342	9,723
European Aeronautic Defence & Space Co. NV	298	5,683
Evergreen Solar Inc. (b) (e)	1,030	2,163
Expeditors International Washington Inc.	273	9,263
Experian Plc	874	7,212
Exponent Inc. (b)	270	6,969
Fanuc Ltd.	200	16,423

Fastenal Co. (e)	196	6,972
Federal Signal Corp.	1,123	9,950
FedEx Corp.	328	22,252
Finmeccanica SpA	348	5,277
Flowserve Corp.	62	5,008
Fluor Corp.	192	10,138
Fomento de Construcciones y Contratas SA	77	3,089
Force Protection Inc. (b)	597	3,086
Forward Air Corp.	260	6,014
Franklin Electric Co. Inc.	254	8,230
FreightCar America Inc.	138	2,757
FTI Consulting Inc. (b) (e)	623	33,910
Fuel Tech Inc. (b)	196	1,756
FuelCell Energy Inc. (b) (e)	839	3,364
Furmanite Corp. (b)	789	3,590
Fushi Copperweld Inc. (b) (e)	272	2,402
G&K Services Inc. - Class A	201	4,567
G4S Plc	2,120	7,561
Gamesa Corp. Tecnologica SA	284	6,145
GATX Corp.	601	15,157
GEA Group AG	196	3,210
Geberit AG	20	2,790
Genco Shipping & Trading Ltd. (e)	154	3,682
GenCorp Inc. (b)	504	1,310
General Dynamics Corp.	395	21,879
General Electric Co.	10,216	136,894
Genesee & Wyoming Inc. - Class A (b)	299	8,160
Geo Group Inc. (b) (e)	416	7,480
GeoEye Inc. (b) (e)	302	7,490
Gibraltar Industries Inc.	332	2,580
Goodrich Corp.	96	4,931
Gorman-Rupp Co.	295	6,587
Graco Inc.	679	16,798
GrafTech International Ltd. (b)	1,121	15,391
Granite Construction Inc. (e)	776	26,291
Great Lakes Dredge & Dock Corp.	852	4,933
Greenbrier Cos. Inc.	298	3,126
Griffon Corp. (b)	619	5,967
Grupo Ferrovial SA (e)	80	2,748
H&E Equipment Services Inc. (b)	550	5,852
Hankyu Hanshin Holdings Inc.	1,000	4,608
Harsco Corp.	860	23,659
Hawaiian Holdings Inc. (b)	997	6,371
Healthcare Services Group Inc.	404	7,543
Heartland Express Inc.	528	8,131
HEICO Corp.	201	7,423
Herley Industries Inc. (b)	424	5,164
Herman Miller Inc.	1,071	17,789
Hexcel Corp. (b)	1,029	10,506
HNI Corp.	923	20,564

Honeywell International Inc.	758	26,303
Horizon Lines Inc. - Class A (e)	572	2,866
Houston Wire & Cable Co.	378	4,064
HUB Group Inc. - Class A (b)	451	9,692
Hubbell Inc. - Class B	683	25,490
Huron Consulting Group Inc. (b) (e)	242	10,733
Hutchison Whampoa Ltd.	2,000	14,981
ICF International Inc. (b)	130	3,367
IDEX Corp.	932	25,425
II-VI Inc. (b)	250	5,998
Illinois Tool Works Inc.	419	16,990
Insituform Technologies Inc. - Class A (b) (e)	311	5,722
Insteel Industries Inc. (e)	438	4,463
Interface Inc.	549	3,810
Interline Brands Inc. (b)	347	5,875
International Shipholding Corp.	263	7,630
Invensys Plc	1,448	6,241
Iron Mountain Inc. (b)	204	5,959
ITOCHU Corp.	2,000	14,964
ITT Corp.	194	9,584
Jacobs Engineering Group Inc. (b)	162	6,639
JB Hunt Transport Services Inc.	955	26,692
JetBlue Airways Corp. (b)	4,974	25,417
Joy Global Inc.	1,145	42,571
JS Group Corp.	400	6,206
Kadant Inc. (b)	252	2,800
Kajima Corp.	2,000	5,643
Kaman Corp. - Class A	348	6,675
Kansas City Southern (b) (e)	1,109	22,524
Kawasaki Heavy Industries Ltd.	2,000	5,157
Kawasaki Kisen Kaisha Ltd.	1,000	3,773
Kaydon Corp.	400	13,068
KBR Inc.	1,828	38,735
Keihin Electric Express Railway Co. Ltd.	1,000	8,338
Keio Corp. (e)	1,000	6,003
Keisei Electric Railway Co. Ltd. (e)	1,000	6,246
Kelly Services Inc. - Class A	455	5,351
Kennametal Inc.	836	17,824
Keppel Corp. Ltd.	1,000	5,830
Kforce Inc. (b)	420	4,091
Kimball International Inc. - Class B	498	3,386
Kintetsu Corp. (e)	1,000	4,661
Knight Transportation Inc.	715	12,970
Knoll Inc.	355	3,475
Komatsu Ltd.	1,000	16,370
Kone Oyj	220	7,485
Koninklijke Philips Electronics NV	982	22,394
Korn/Ferry International (b) (e)	1,084	15,078
K-Tron International Inc. (b)	54	4,751
Kubota Corp.	1,000	9,004

Kuehne & Nagel International AG	107	8,911
Kurita Water Industries Ltd.	200	6,637
L-3 Communications Holdings Inc.	113	8,532
Ladish Co. Inc. (b)	210	2,310
Landstar System Inc.	542	19,881
Layne Christensen Co. (b)	169	4,010
LB Foster Co. (b)	177	5,310
Leighton Holdings Ltd. (e)	162	4,089
Lennox International Inc.	567	19,760
Lincoln Electric Holdings Inc.	523	22,165
Lindsay Corp. (e)	153	5,427
LMI Aerospace Inc. (b)	327	2,976
Lockheed Martin Corp.	322	24,073
M&F Worldwide Corp. (b)	88	1,750
Macquarie Infrastructure Group	3,650	4,426
Man AG	103	7,120
Manitowoc Co. Inc. (e)	182	1,125
Manpower Inc.	851	40,805
Marten Transport Ltd. (b)	179	3,158
Marubeni Corp.	2,000	9,236
Masco Corp.	435	6,060
MasTec Inc. (b)	440	4,554
McGrath RentCorp	183	3,517
Metso Oyj	155	3,267
Michael Baker Corp. (b)	103	4,393
Microvision Inc. (b) (e)	2,018	6,982
Middleby Corp. (b)	150	7,335
Mine Safety Appliances Co.	575	16,152
Mitsubishi Corp. (e)	1,500	29,960
Mitsubishi Electric Corp.	2,000	14,668
Mitsubishi Heavy Industries Ltd.	4,000	16,021
Mitsui & Co. Ltd.	2,000	25,089
Mitsui OSK Lines Ltd.	1,000	6,098
Mobile Mini Inc. (b) (e)	290	4,692
Monster Worldwide Inc. (b) (e)	167	2,176
Moog Inc. - Class A (b)	452	12,186
MPS Group Inc. (b)	2,289	19,800
MSC Industrial Direct Co. - Class A	487	19,110
MTR Corp.	1,000	3,626
Mueller Industries Inc.	475	11,286
Mueller Water Products Inc.	1,011	3,902
NACCO Industries Inc. - Class A	46	1,936
Navigant Consulting Inc. (b)	1,153	13,721
NCI Building Systems Inc. (b) (e)	162	638
Nippon Express Co. Ltd.	1,000	4,597
Nippon Yusen KK	1,000	4,280
Nordson Corp.	801	35,965
Norfolk Southern Corp.	318	13,754
Northrop Grumman Corp.	361	16,093
Northwest Pipe Co. (b)	127	4,417

Obayashi Corp.	1,000	4,470
Odakyu Electric Railway Co. Ltd.	1,000	8,645
Odyssey Marine Exploration Inc. (b) (e)	823	1,547
Old Dominion Freight Line Inc. (b) (e)	324	11,544
On Assignment Inc. (b)	664	2,809
Orbital Sciences Corp. (b)	623	8,435
Orion Marine Group Inc. (b)	270	6,037
Orkla ASA	965	7,642
Oshkosh Corp. (e)	690	18,941
Otter Tail Corp. (e)	410	9,557
PACCAR Inc. (e)	321	11,123
Pacer International Inc.	311	771
Pall Corp.	137	4,121
Panasonic Electric Works Co. Ltd.	1,000	10,610
Parker Hannifin Corp.	205	9,077
Pentair Inc.	1,055	28,823
Pitney Bowes Inc.	229	4,729
Powell Industries Inc. (b)	110	3,922
Power-One Inc. (b) (e)	1,071	1,542
Precision Castparts Corp.	133	10,615
Quanex Building Products Corp.	330	3,924
Quanta Services Inc. (b)	197	4,592
Randstad Holding NV (b) (e)	72	2,494
Raven Industries Inc.	186	5,338
Raytheon Co.	433	20,329
RBC Bearings Inc. (b)	272	6,446
Regal-Beloit Corp.	374	17,339
Renewable Energy Corp. AS (b)	200	1,588
Republic Airways Holdings Inc. (b)	265	1,357
Republic Services Inc. - Class A	393	10,454
Resources Connection Inc. (b)	366	5,527
Robbins & Myers Inc.	340	7,116
Robert Half International Inc.	187	4,636
Rockwell Automation Inc.	144	5,963
Rockwell Collins Inc.	143	6,035
Rollins Inc.	853	15,635
Rolls-Royce Group Plc (b)	1,540	10,657
Roper Industries Inc.	991	47,390
RR Donnelley & Sons Co.	224	3,114
RSC Holdings Inc. (b) (e)	647	5,105
Rush Enterprises Inc. - Class A (b)	35	459
Sacyr Vallehermoso SA (e)	140	2,243
Saia Inc. (b)	261	4,714
Sandvik AB (e)	1,286	12,252
Scania AB	348	4,075
Schneider Electric SA	239	21,713
School Specialty Inc. (b) (e)	208	4,653
Seaboard Corp.	3	3,285
Secom Co. Ltd.	200	8,560
Securitas AB - Class B	416	3,920

Serco Group Plc	617	4,159
SGS SA (e)	7	8,267
Shaw Group Inc. (b)	1,024	30,147
Siemens AG	819	65,370
Simpson Manufacturing Co. Inc.	359	10,196
Singapore Airlines Ltd.	940	8,818
Skanska AB (e)	328	4,602
SKF AB - Class B	722	10,831
SkyWest Inc.	514	6,518
SMC Corp.	100	11,287
Smiths Group Plc	538	6,471
Societe BIC SA (e)	112	6,715
Sojitz Corp.	1,500	3,139
Southwest Airlines Co.	782	6,139
Spherion Corp. (b)	746	4,103
SPX Corp.	587	31,005
Standard Parking Corp. (b)	406	6,857
Standex International Corp.	400	5,012
Stanley Inc. (b)	112	3,443
Stericycle Inc. (b)	123	6,298
Sterling Construction Co. Inc. (b)	304	4,843
Sumitomo Corp.	1,000	9,902
Sumitomo Electric Industries Ltd.	1,100	13,706
Sumitomo Heavy Industries Ltd.	1,000	4,830
Sun Hydraulics Corp. (e)	206	3,621
Sykes Enterprises Inc. (b)	361	7,184
Taisei Corp. (e)	3,000	6,816
Taser International Inc. (b)	451	2,363
Team Inc. (b)	264	3,844
Tecumseh Products Co. (b)	203	1,661
Teledyne Technologies Inc. (b)	415	13,583
Tennant Co.	343	7,525
Terex Corp. (b)	1,013	15,377
Tetra Tech Inc. (b)	677	20,391
Textron Inc.	216	2,903
Thales SA	110	4,650
Thomas & Betts Corp. (b)	549	14,625
Timken Co.	887	18,077
Titan International Inc.	218	1,622
TNT NV	371	8,812
Tobu Railway Co. Ltd. (e)	1,000	6,077
Tokyu Corp.	1,000	4,904
Toll Holdings Ltd.	597	3,390
Tomkins Plc	1,622	4,796
Toppan Printing Co. Ltd.	1,000	10,209
Transurban Group	1,299	4,704
Tredegar Corp.	345	5,051
Trex Co. Inc. (b) (e)	329	5,379
Trinity Industries Inc.	899	12,550
Triumph Group Inc.	149	5,951

TrueBlue Inc. (b)	432	5,486
Tutor Perini Corp. (b)	330	6,089
UAL Corp. (b) (e)	1,790	7,375
Union Pacific Corp.	529	30,428
United Capital Corp. (b)	294	7,144
United Parcel Service Inc. - Class B	944	50,721
United Rentals Inc. (b)	1,321	9,868
United Stationers Inc. (b)	230	10,677
United Technologies Corp.	894	48,696
Universal Forest Products Inc.	277	12,365
URS Corp. (b)	911	46,097
US Airways Group Inc. (b) (e)	4,555	13,346
Vallourec SA	63	8,288
Valmont Industries Inc.	200	14,364
Vestas Wind Systems A/S (b)	185	13,030
Viad Corp.	192	3,402
Vinci SA (e)	472	24,023
Volt Information Sciences Inc. (b)	338	2,690
Volvo AB - Class B (e)	880	6,433
VSE Corp.	214	6,337
Wabtec Corp.	498	16,758
Wartsila Oyj (e)	101	3,613
Waste Connections Inc. (b)	853	24,063
Waste Management Inc. (e)	445	12,509
Watsco Inc.	218	11,436
Watson Wyatt Worldwide Inc.	1,008	37,639
Watts Water Technologies Inc. (e)	250	6,585
Werner Enterprises Inc.	918	16,579
West Japan Railway Co.	2	6,383
Wolseley Plc (b)	192	4,295
Woodward Governor Co.	1,385	27,201
WW Grainger Inc.	69	6,204
YRC Worldwide Inc. (b) (e)	1,341	1,872
		4,601,849
INFORMATION TECHNOLOGY - 11.9%
3Com Corp. (b)	8,334	31,419
3PAR Inc. (b)	423	4,057
ACI Worldwide Inc. (b)	843	12,704
Actel Corp. (b)	430	4,790
Actuate Corp. (b)	1,062	5,554
Acxiom Corp.	1,600	15,440
Adaptec Inc. (b)	1,674	4,453
ADC Telecommunications Inc. (b) (e)	2,169	15,790
Adobe Systems Inc. (b)	445	14,427
ADTRAN Inc.	1,310	31,650
Advanced Analogic Technologies Inc. (b)	705	3,398
Advanced Energy Industries Inc. (b)	413	4,968
Advanced Micro Devices Inc. (b) (e)	1,039	3,803
Advantest Corp.	200	4,365
Advent Software Inc. (b) (e)	333	12,138

Affiliated Computer Services Inc. - Class A (b)	119	5,642
Agilent Technologies Inc. (b)	330	7,663
Agilysis Inc.	466	2,195
Akamai Technologies Inc. (b)	208	3,420
Alcatel-Lucent (b) (e)	3,152	8,716
Alliance Data Systems Corp. (b) (e)	694	35,394
Altera Corp.	396	7,401
American Software Inc.	1,084	6,948
Amkor Technology Inc. (b) (e)	835	5,227
Amphenol Corp. - Class A	127	4,235
Anadigics Inc. (b)	744	3,080
Analog Devices Inc.	330	9,032
Anaren Inc. (b)	439	7,893
Anixter International Inc. (b) (e)	348	11,909
Ansys Inc. (b)	992	31,010
Apple Inc. (b)	861	140,679
Applied Materials Inc.	1,418	19,568
Applied Micro Circuits Corp. (b)	547	4,732
Ariba Inc. (b)	1,008	10,594
Arris Group Inc. (b) (e)	1,551	18,891
Arrow Electronics Inc. (b)	1,287	33,166
Art Technology Group Inc. (b)	2,044	7,747
Aruba Networks Inc. (b)	620	5,506
AsiaInfo Holdings Inc. (b)	443	8,537
ASML Holding NV	390	10,211
Atheros Communications Inc. (b) (e)	586	14,650
Atmel Corp. (b)	5,233	21,822
ATMI Inc. (b) (e)	277	5,039
Autodesk Inc. (b)	195	4,253
Automatic Data Processing Inc.	466	17,359
Autonomy Corp. Plc (b)	263	5,162
Avid Technology Inc. (b)	323	3,957
Avnet Inc. (b)	1,642	40,065
Avocent Corp. (b) (e)	889	13,788
Bankrate Inc. (b)	206	5,912
Benchmark Electronics Inc. (b)	823	13,003
BigBand Networks Inc. (b)	514	2,822
Black Box Corp.	186	5,109
Blackbaud Inc.	314	5,872
Blackboard Inc. (b) (e)	379	12,875
Blue Coat Systems Inc. (b)	276	5,158
BMC Software Inc. (b)	229	7,793
Bottomline Technologies Inc. (b)	529	5,412
Brightpoint Inc. (b)	580	3,445
Broadcom Corp. - Class A (b)	459	12,958
Broadridge Financial Solutions Inc.	1,710	29,532
Brooks Automation Inc. (b)	555	3,291
CA Inc.	384	8,118
Cabot Microelectronics Corp. (b)	230	7,802
CACI International Inc. - Class A (b)	347	16,031

Cadence Design Systems Inc. (b)	3,182	18,774
Callidus Software Inc. (b)	1,172	2,989
Canon Inc.	1,200	44,766
Cap Gemini SA	124	5,725
Cass Information Systems Inc. (e)	107	3,706
Cavium Networks Inc. (b) (e)	353	6,661
Checkpoint Systems Inc. (b)	327	5,667
China Security & Surveillance Technology Inc. (b) (e)	464	4,092
Chordiant Software Inc. (b)	443	1,741
Ciber Inc. (b)	1,451	4,803
Cirrus Logic Inc. (b)	1,134	6,101
Cisco Systems Inc. (b)	5,556	122,288
Citrix Systems Inc. (b)	197	7,013
Cogent Inc. (b)	708	8,071
Cognex Corp.	411	6,782
Cognizant Technology Solutions Corp. (b)	208	6,155
Cogo Group Inc. (b)	429	2,806
Coherent Inc. (b)	274	5,376
Cohu Inc.	387	4,694
CommScope Inc. (b)	900	23,040
CommVault Systems Inc. (b)	380	6,616
Compellent Technologies Inc. (b)	219	3,480
Computer Sciences Corp. (b)	151	7,274
Computershare Ltd.	629	5,171
Comtech Telecommunications Corp. (b)	282	8,987
Comverge Inc. (b)	409	5,382
Concur Technologies Inc. (b) (e)	531	18,314
Constant Contact Inc. (b)	238	5,381
Corning Inc.	1,492	25,364
Cray Inc. (b)	682	5,538
Cree Inc. (b) (e)	1,072	34,368
CSG Systems International Inc. (b)	447	7,456
CSR Plc (b)	274	1,954
CTS Corp.	497	4,190
CyberSource Corp. (b) (e)	823	14,271
Cymer Inc. (b)	268	9,168
Daktronics Inc.	261	2,187
Dassault Systemes SA (e)	147	7,354
DealerTrack Holdings Inc. (b)	508	10,074
Dell Inc. (b)	1,602	21,435
DG FastChannel Inc. (b)	208	4,366
Diebold Inc.	805	22,315
Digi International Inc. (b)	968	9,883
Digital River Inc. (b)	875	30,931
Diodes Inc. (b)	330	6,092
DivX Inc. (b)	441	2,571
DSP Group Inc. (b)	528	4,599
DST Systems Inc. (b)	424	18,796
DTS Inc. (b)	165	4,533
Earthlink Inc. (b)	1,099	9,287

eBay Inc. (b)	920	19,550
Ebix Inc. (b)	144	5,973
Echelon Corp. (b) (e)	500	4,240
Electro Rent Corp.	360	3,427
Electro Scientific Industries Inc. (b)	387	5,070
Electronic Arts Inc. (b)	252	5,410
Electronics for Imaging Inc. (b)	453	5,164
Elpida Memory Inc. (b) (e)	100	1,141
EMC Corp. (b)	2,128	32,048
Emcore Corp. (b) (e)	808	1,018
EMS Technologies Inc. (b)	266	5,852
Emulex Corp. (b)	1,213	11,075
Entegris Inc. (b)	1,035	3,861
Epicor Software Corp. (b)	577	3,508
EPIQ Systems Inc. (b) (e)	435	6,982
Equinix Inc. (b) (e)	440	35,961
Euronet Worldwide Inc. (b) (e)	596	12,540
Exar Corp. (b)	600	4,218
ExlService Holdings Inc. (b)	319	4,141
Extreme Networks (b)	1,862	4,227
F5 Networks Inc. (b)	872	32,369
Factset Research Systems Inc.	446	25,288
Fair Isaac Corp.	1,133	21,742
Fairchild Semiconductor International Inc. (b)	1,108	9,784
FARO Technologies Inc. (b)	276	4,885
FEI Co. (b)	296	7,252
Fidelity National Information Services Inc.	143	3,349
Fiserv Inc. (b)	149	7,064
FLIR Systems Inc. (b)	223	4,792
FormFactor Inc. (b)	575	13,254
Forrester Research Inc. (b)	182	4,108
Foxconn International Holdings Ltd. (b)	2,000	1,399
FUJIFILM Holdings Corp.	600	19,593
Fujitsu Ltd. (e)	2,000	13,147
Gartner Inc. - Class A (b) (e)	1,232	21,067
Global Cash Access Holdings Inc. (b)	421	3,789
Global Payments Inc.	968	40,946
Globecomm Systems Inc. (b)	678	5,383
Google Inc. - Class A (b)	231	102,345
GSI Commerce Inc. (b) (e)	416	7,588
Hackett Group Inc. (b)	1,085	3,298
Harmonic Inc. (b)	1,073	7,436
Harris Corp.	208	6,512
Heartland Payment Systems Inc.	237	2,526
Hewitt Associates Inc. - Class A (b)	1,013	30,319
Hewlett-Packard Co.	2,294	99,330
Hitachi Ltd.	4,000	13,443
Hittite Microwave Corp. (b)	159	5,584
Hoya Corp.	400	9,659
i2 Technologies Inc. (b)	442	5,949

Ibiden Co. Ltd.	300	9,987
Imation Corp. (e)	184	1,671
Immersion Corp. (b)	468	1,975
Infinera Corp. (b) (e)	1,134	7,677
Informatica Corp. (b)	939	17,268
Infospace Inc. (b)	380	2,782
Ingram Micro Inc. - Class A (b)	1,751	29,452
Insight Enterprises Inc. (b)	413	4,254
Integrated Device Technology Inc. (b)	1,738	11,766
Intel Corp.	5,370	103,373
InterDigital Inc. (b)	560	16,582
Intermec Inc. (b)	720	9,821
Internap Network Services Corp. (b) (e)	393	1,195
International Business Machines Corp.	1,277	150,597
International Rectifier Corp. (b) (e)	899	14,887
Internet Brands Inc. (b)	606	4,551
Internet Capital Group Inc. (b)	765	5,715
Intersil Corp.	1,550	22,274
Intevac Inc. (b)	301	3,465
Intuit Inc. (b)	299	8,880
Itron Inc. (b)	426	22,224
Ixia (b)	412	3,106
IXYS Corp.	352	2,721
j2 Global Communications Inc. (b) (e)	518	12,427
Jabil Circuit Inc.	318	2,913
Jack Henry & Associates Inc.	1,870	40,149
JDA Software Group Inc. (b)	187	3,854
Juniper Networks Inc. (b)	441	11,523
Kenexa Corp. (b)	235	2,867
KLA-Tencor Corp.	185	5,898
Knot Inc. (b)	297	2,596
Konica Minolta Holdings Inc. (e)	500	5,469
Kopin Corp. (b)	2,064	8,194
Kulicke & Soffa Industries Inc. (b)	929	5,453
Kyocera Corp.	200	16,106
L-1 Identity Solutions Inc. (b)	516	4,061
Lam Research Corp. (b)	1,508	45,330
Lattice Semiconductor Corp. (b)	1,532	3,386
Lawson Software Inc. (b)	1,055	6,267
Lender Processing Services Inc.	1,012	34,590
Linear Technology Corp.	163	4,380
Littelfuse Inc. (b)	186	4,352
LoopNet Inc. (b)	283	2,264
Loral Space & Communications Inc. (b)	139	2,909
LSI Corp. (b)	881	4,564
Manhattan Associates Inc. (b)	259	4,792
Mantech International Corp. - Class A (b)	486	25,904
Marchex Inc. - Class B (e)	583	2,554
MasterCard Inc.	65	12,612
MAXIMUS Inc.	159	6,777

McAfee Inc. (b)	121	5,394
MEMC Electronic Materials Inc. (b)	253	4,458
Mentor Graphics Corp. (b)	1,948	13,519
MercadoLibre Inc. (b) (e)	334	9,626
Mercury Computer Systems Inc. (b)	584	6,716
Metavante Technologies Inc. (b)	1,089	33,541
Methode Electronics Inc.	622	4,715
Mettler Toledo International Inc. (b)	362	30,430
Micrel Inc.	836	6,538
Microchip Technology Inc. (e)	122	3,285
Micron Technology Inc. (b) (e)	622	3,975
Micros Systems Inc. (b)	854	23,391
Microsemi Corp. (b)	868	11,848
Microsoft Corp.	7,409	174,260
MicroStrategy Inc. - Class A (b)	68	4,151
MIPS Technologies Inc. - Class A (b)	1,483	5,279
MKS Instruments Inc. (b)	609	11,796
ModusLink Global Solutions Inc. (b)	757	5,397
Molex Inc.	247	4,387
Monolithic Power Systems Inc. (b)	332	7,367
Motorola Inc.	1,865	13,353
Move Inc. (b)	2,599	6,939
MSC Software Corp. (b)	504	3,684
MTS Systems Corp.	129	3,030
Murata Manufacturing Co. Ltd.	200	9,807
National Instruments Corp.	702	17,704
National Semiconductor Corp. (e)	344	5,181
NCI Inc. (b)	102	3,232
NCR Corp. (b)	1,731	22,399
NEC Corp. (b)	2,000	7,017
Neopost SA	42	3,577
Ness Technologies Inc. (b)	690	3,671
Net 1 UEPS Technologies Inc. (b)	588	9,914
NetApp Inc. (b)	283	6,356
Netezza Corp. (b)	583	5,270
NetGear Inc. (b)	297	5,052
NetLogic Microsystems Inc. (b)	211	8,385
NetScout Systems Inc. (b)	528	5,254
NeuStar Inc. - Class A (b)	756	17,146
Newport Corp. (b) (e)	518	3,828
NIC Inc.	565	4,288
Nidec Corp.	100	7,239
Nintendo Co. Ltd.	100	27,044
Nokia Oyj	4,162	55,406
Novatel Wireless Inc. (b) (e)	437	4,143
NVE Corp. (b)	98	5,266
Nvidia Corp. (b)	388	5,017
Obic Co. Ltd.	40	6,827
Omniture Inc. (b) (e)	676	9,248
Omnivision Technologies Inc. (b)	571	7,554

Omron Corp.	300	4,863
Open Text Corp. (b)	-	5
Oplink Communications Inc. (b)	507	6,449
OPNET Technologies Inc.	650	6,175
Oracle Corp.	3,632	80,376
OSI Systems Inc. (b)	184	3,645
Palm Inc. (b) (e)	3,064	48,197
Parametric Technology Corp. (b)	2,722	35,141
Park Electrochemical Corp.	366	8,553
ParkerVision Inc. (b) (e)	603	1,839
Paychex Inc.	303	8,030
PC-Tel Inc. (b)	1,466	9,808
Pegasystems Inc.	207	5,858
Perficient Inc. (b)	475	3,506
Pericom Semiconductor Corp. (b)	530	5,035
Perot Systems Corp. (b)	1,006	16,076
Photronics Inc. (b)	477	2,437
Plantronics Inc.	1,099	26,013
Plexus Corp. (b)	337	8,658
PLX Technology Inc. (b)	208	811
Polycom Inc. (b)	1,800	42,750
Power Integrations Inc.	320	9,373
Powerwave Technologies Inc. (b) (e)	2,153	2,713
Progress Software Corp. (b)	506	11,451
QUALCOMM Inc.	1,586	73,289
Quality Systems Inc. (e)	266	14,601
Quantum Corp. (b)	3,362	3,093
Quest Software Inc. (b)	1,372	20,223
Rackspace Hosting Inc. (b)	699	9,814
Radiant Systems Inc. (b)	747	7,515
Radisys Corp. (b)	468	3,707
RealNetworks Inc. (b)	753	2,184
Red Hat Inc. (b)	177	4,041
RF Micro Devices Inc. (b)	6,040	31,408
Ricoh Co. Ltd.	1,000	13,126
RightNow Technologies Inc. (b)	399	4,804
Riverbed Technology Inc. (b)	659	13,187
Rofin-Sinar Technologies Inc. (b)	258	5,601
Rohm Co. Ltd.	100	7,440
Rovi Corp. (b)	864	22,602
Rudolph Technologies Inc. (b)	490	4,003
S1 Corp. (b)	399	2,829
Sage Group Plc	1,642	5,360
SAIC Inc. (b)	2,227	40,286
Salesforce.com Inc. (b) (e)	121	5,244
SanDisk Corp. (b)	181	3,225
SAP AG	943	44,354
Sapient Corp. (b)	1,421	9,492
SAVVIS Inc. (b)	226	3,279
ScanSource Inc. (b)	257	7,332

SeaChange International Inc. (b)	621	5,682
Semtech Corp. (b)	1,274	23,442
ShoreTel Inc. (b)	670	5,775
Sigma Designs Inc. (b) (e)	306	4,948
Silicon Graphics International Corp. (b)	680	3,414
Silicon Image Inc. (b)	1,390	3,406
Silicon Laboratories Inc. (b)	489	20,944
Silicon Storage Technology Inc. (b)	1,730	3,252
Skyworks Solutions Inc. (b)	1,890	22,831
Smart Modular Technologies WWH Inc. (b)	505	1,505
Smith Micro Software Inc. (b)	443	5,063
Solera Holdings Inc. (b)	791	21,302
SonicWALL Inc. (b)	926	7,028
Sonus Networks Inc. (b)	1,779	3,380
SPSS Inc. (b)	134	6,630
SRA International Inc. - Class A (b)	1,017	20,035
Standard Microsystems Corp. (b)	193	4,478
Starent Networks Corp. (b) (e)	359	8,609
STEC Inc. (b) (e)	308	10,500
STMicroelectronics NV	648	4,950
Stratasys Inc. (b)	185	2,919
Sun Microsystems Inc. (b)	700	6,419
Supertex Inc. (b)	199	4,587
support.com Inc. (b)	1,813	4,460
Sybase Inc. (b) (e)	895	32,041
Sycamore Networks Inc. (b)	2,074	7,052
Symantec Corp. (b)	720	10,750
Symmetricom Inc. (b)	812	5,262
Symyx Technologies Inc. (b)	752	5,211
Synaptics Inc. (b) (e)	394	9,444
Synchronoss Technologies Inc. (b)	204	2,424
SYNNEX Corp. (b)	240	6,821
Synopsys Inc. (b)	1,737	34,705
Syntel Inc.	156	6,174
Take-Two Interactive Software Inc.	540	5,141
Taleo Corp. (b)	374	6,545
TDK Corp.	100	5,263
Tech Data Corp. (b)	521	18,199
Technitrol Inc.	326	2,367
Tekelec (b)	764	14,050
TeleCommunication Systems Inc. (b)	861	7,129
Telefonaktiebolaget LM Ericsson - Class B	3,273	32,113
TeleTech Holdings Inc. (b)	327	5,467
Tellabs Inc. (b)	760	4,408
Teradata Corp. (b)	182	4,472
Tessera Technologies Inc. (b)	603	16,938
Texas Instruments Inc.	1,183	28,451
THQ Inc. (b)	456	3,060
TIBCO Software Inc. (b)	2,171	18,953
TiVo Inc. (b)	1,252	12,833

TNS Inc. (b)	427	9,791
Tokyo Electron Ltd.	200	10,483
Toshiba Corp. (e)	4,000	17,754
Total System Services Inc.	181	2,657
Trident Microsystems Inc. (b)	1,232	2,070
Trimble Navigation Ltd. (b)	1,452	34,427
TriQuint Semiconductor Inc. (b)	1,867	13,405
TTM Technologies Inc. (b)	688	6,791
Tyler Technologies Inc. (b) (e)	384	5,914
Ultimate Software Group Inc. (b) (e)	232	5,939
Ultratech Inc. (b)	625	7,444
Unisys Corp. (b)	3,899	6,979
United Online Inc.	587	5,389
Universal Display Corp. (b)	520	6,318
UTStarcom Inc. (b)	1,807	3,090
ValueClick Inc. (b)	1,772	20,378
VASCO Data Security International Inc. (b)	283	2,123
Veeco Instruments Inc. (b)	416	7,837
VeriFone Holdings Inc. (b)	769	6,929
VeriSign Inc. (b)	120	2,453
ViaSat Inc. (b)	262	7,074
Vishay Intertechnology Inc. (b)	1,683	11,966
VistaPrint Ltd. (b) (e)	512	21,120
Vocus Inc. (b) (e)	232	3,902
Volterra Semiconductor Corp. (b)	368	6,105
Web.com Group Inc. (b)	798	4,900
Websense Inc. (b)	361	5,343
Western Digital Corp. (b)	225	6,806
Western Union Co.	611	10,680
Wright Express Corp. (b)	299	8,456
Xerox Corp.	789	6,462
Xilinx Inc.	328	7,114
Yahoo! Inc. (b)	1,455	20,836
Yahoo! Japan Corp. (e)	20	6,563
Zebra Technologies Corp. (b)	702	17,157
Zoran Corp. (b)	535	6,153
		5,117,532
MATERIALS - 5.1%
A. Schulman Inc.	351	7,480
AEP Industries Inc. (b)	146	4,659
Air Liquide	275	28,715
Air Products & Chemicals Inc.	221	16,487
Airgas Inc.	977	43,555
AK Steel Holding Corp.	57	1,121
Akzo Nobel NV	299	16,405
Albemarle Corp.	1,107	32,889
Alcoa Inc.	786	9,243
Allegheny Technologies Inc. (e)	86	2,329
Allied Nevada Gold Corp. (b)	650	5,688
Alumina Ltd.	1,331	1,904

AM Castle & Co.	365	3,851
AMCOL International Corp.	281	5,286
Amcor Ltd.	1,723	7,133
American Vanguard Corp.	221	1,914
Anglo American Plc	1,460	47,070
Antofagasta Plc	515	6,512
AptarGroup Inc.	805	28,111
ArcelorMittal	966	34,765
Arch Chemicals Inc.	234	6,213
Asahi Kasei Corp.	2,000	10,336
Ashland Inc.	693	22,966
Balchem Corp.	210	5,828
Ball Corp.	65	3,143
BASF SE	1,017	50,965
BHP Billiton Ltd.	3,655	115,702
BHP Billiton Plc	2,419	63,158
BlueScope Steel Ltd.	789	2,224
Boral Ltd. (e)	1,575	6,573
Brush Engineered Materials Inc. (b)	231	4,927
Buckeye Technologies Inc. (b)	651	4,134
Cabot Corp.	601	10,998
Calgon Carbon Corp. (b)	637	8,071
Carpenter Technology Corp.	498	9,308
CF Industries Holdings Inc.	30	2,368
Clearwater Paper Corp. (b)	206	8,254
Cliffs Natural Resources Inc.	1,533	41,989
Coeur d'Alene Mines Corp. (b) (e)	643	9,131
Commercial Metals Co.	1,320	21,833
CRH Plc	773	18,454
Cytec Industries Inc.	586	14,709
Deltic Timber Corp.	106	4,767
Domtar Corp. (b) (e)	437	8,286
Dow Chemical Co.	991	20,979
Eastman Chemical Co.	132	6,555
Ecolab Inc.	149	6,185
EI Du Pont de Nemours & Co.	945	29,229
Eurasian Natural Resources Corp.	357	5,158
Ferro Corp.	919	4,567
FMC Corp.	790	38,426
Fortescue Metals Group Ltd. (b)	1,313	4,634
Freeport-McMoRan Copper & Gold Inc. (e)	435	26,231
General Moly Inc. (b) (e)	852	2,411
GenTek Inc. (b)	190	4,509
Givaudan SA	8	5,349
Glatfelter	562	5,817
Graphic Packaging Holding Co. (b)	1,801	3,836
Grief Inc.	432	22,175
Hawkins Inc. (e)	193	3,621
Haynes International Inc. (b)	85	1,958
HB Fuller Co.	455	9,173

Headwaters Inc. (b)	389	1,194
Hecla Mining Co. (b) (e)	1,942	6,117
Holcim Ltd. (b) (e)	218	13,239
Holmen AB	235	6,464
Horsehead Holding Corp. (b)	702	7,504
ICO Inc. (b)	967	3,994
Incitec Pivot Ltd.	1,551	3,580
Innophos Holdings Inc.	371	6,967
Innospec Inc.	336	4,012
International Paper Co.	505	9,499
James Hardie Industries NV (b)	1,030	4,471
JFE Holdings Inc.	600	24,159
Johnson Matthey Plc	484	11,448
JSR Corp. (e)	300	5,409
K+S AG	124	6,960
Kaiser Aluminum Corp.	110	3,637
Kazakhmys Plc	106	1,516
Kobe Steel Ltd. (e)	3,000	5,802
Koninklijke DSM NV	140	5,004
Koppers Holdings Inc.	191	5,331
Kuraray Co. Ltd.	500	5,670
Lafarge SA	181	13,074
Linde AG	124	11,703
Lonmin Plc (b)	98	2,259
Louisiana-Pacific Corp. (b) (e)	1,965	8,292
Lubrizol Corp.	738	42,752
Martin Marietta Materials Inc.	498	42,863
MeadWestvaco Corp.	227	4,424
Minerals Technologies Inc.	457	19,866
Mitsubishi Chemical Holdings Corp.	1,000	4,491
Mitsubishi Materials Corp.	2,000	5,432
Monsanto Co.	515	43,260
Myers Industries Inc.	609	5,993
Neenah Paper Inc.	243	2,381
Newcrest Mining Ltd.	546	13,699
NewMarket Corp.	132	9,986
Newmont Mining Corp.	506	20,923
Nippon Steel Corp.	5,000	20,026
Nitto Denko Corp.	200	6,447
Norsk Hydro ASA (b)	558	3,277
Novozymes A/S	57	5,122
Nucor Corp.	333	14,809
OJI Paper Co. Ltd.	1,000	4,343
Olin Corp.	1,846	25,456
Olympic Steel Inc.	186	4,745
OM Group Inc. (b)	381	12,824
Orica Ltd.	306	5,748
Outokumpu Oyj (e)	146	2,861
Owens-Illinois Inc. (b)	198	6,720
OZ Minerals Ltd.	1,682	1,576

Packaging Corp. of America	1,062	20,890
Pactiv Corp. (b)	219	5,514
PolyOne Corp. (b)	1,040	4,462
PPG Industries Inc.	131	7,205
Praxair Inc.	325	25,409
Randgold Resources Ltd.	57	3,461
Rautaruukki Oyj (e)	196	4,241
Reliance Steel & Aluminum Co.	776	26,159
Rexam Plc	758	2,988
Rio Tinto Ltd.	498	25,157
Rio Tinto Plc	1,354	56,296
Rock-Tenn Co. - Class A	442	19,872
Rockwood Holdings Inc. (b)	309	5,537
RPM International Inc.	1,569	25,041
RTI International Metals Inc. (b)	165	2,930
Salzgitter AG	60	6,085
Schweitzer-Mauduit International Inc.	190	6,213
Scotts Miracle-Gro Co.	515	20,111
Sensient Technologies Corp.	1,134	28,565
Shin-Etsu Chemical Co. Ltd.	500	26,948
Sigma-Aldrich Corp.	150	7,613
Silgan Holdings Inc.	296	14,877
Solutia Inc. (b)	1,096	9,798
Solvay SA	55	5,391
Sonoco Products Co.	1,176	31,140
Spartech Corp. (e)	297	3,713
SSAB Svenskt Stal AB - Class A	217	2,842
SSAB Svenskt Stal AB - Class B	400	4,781
Steel Dynamics Inc.	2,278	37,268
Stepan Co.	99	4,433
Stillwater Mining Co. (b) (e)	625	4,181
Stora Enso Oyj - Class R (b)	586	3,725
Sumitomo Chemical Co. Ltd.	2,000	9,913
Sumitomo Metal Industries Ltd.	4,000	9,976
Svenska Cellulosa AB	483	6,208
Syngenta AG	95	21,922
Temple-Inland Inc.	1,011	15,832
Terra Industries Inc.	1,233	35,954
Texas Industries Inc.	288	13,104
ThyssenKrupp AG (e)	323	9,944
Tokuyama Corp.	1,000	7,567
Toray Industries Inc. (e)	2,000	10,018
Umicore	161	4,204
United States Lime & Minerals Inc. (b)	141	5,526
United States Steel Corp.	107	4,253
UPM-Kymmene Oyj	485	5,081
Valspar Corp.	1,171	29,650
Vedanta Resources Plc	79	2,328
Voestalpine AG	151	4,190
Vulcan Materials Co.	147	6,980

Wausau Paper Corp.	737	6,928
Westlake Chemical Corp.	243	6,073
Weyerhaeuser Co.	173	6,062
Worthington Industries Inc.	1,299	17,173
WR Grace & Co. (b)	759	12,622
Xstrata Plc	1,680	22,681
Yara International ASA	150	4,650
Zep Inc.	138	2,218
Zoltek Cos. Inc. (b) (e)	158	1,566
		2,203,065
TELECOMMUNICATION SERVICES - 2.3%
AboveNet Inc. (b)	65	5,330
Alaska Communications Systems Group Inc. (e)	514	3,809
American Tower Corp. (b)	394	13,431
AT&T Inc.	5,702	149,563
Atlantic Tele-Network Inc.	135	5,661
Belgacom SA	225	8,061
BT Group Plc	8,808	18,634
Cable & Wireless Plc	2,994	7,212
Cbeyond Inc. (b) (e)	150	2,103
Centennial Communications Corp. (b)	561	4,303
CenturyTel Inc. (e)	302	9,480
Cincinnati Bell Inc. (b)	4,324	13,534
Cogent Communications Group Inc. (b) (e)	300	2,487
Consolidated Communications Holdings Inc.	373	4,711
Deutsche Telekom AG	3,110	39,850
Elisa Oyj	249	4,568
FairPoint Communications Inc. (e)	449	265
France Telecom SA	2,002	49,964
Frontier Communications Corp.	406	2,842
General Communication Inc. - Class A (b)	496	3,398
Global Crossing Ltd. (b)	354	3,848
Hellenic Telecommunications Organization SA	487	7,635
Iowa Telecommunications Services Inc.	396	4,855
iPCS Inc. (b)	140	2,521
KDDI Corp.	3	15,915
Koninklijke KPN NV (e)	1,928	28,977
MetroPCS Communications Inc. (b)	250	2,963
Millicom International Cellular SA (b)	40	3,010
Neutral Tandem Inc. (b)	223	6,913
Nippon Telegraph & Telephone Corp.	500	20,661
NTELOS Holdings Corp.	249	3,857
NTT DoCoMo Inc.	18	26,099
PAETEC Holding Corp. (b)	1,600	4,704
Portugal Telecom SGPS SA	674	6,828
Premiere Global Services Inc. (b)	826	7,921
Qwest Communications International Inc. (e)	1,126	4,346
Shenandoah Telecommunications Co.	375	7,635
Singapore Telecommunications Ltd.	9,000	21,888
SoftBank Corp.	900	19,165

Sprint Nextel Corp. (b)	3,040	12,160
Swisscom AG	20	6,564
Syniverse Holdings Inc. (b)	1,263	22,140
Tele2 AB	355	4,777
Telecom Corp. of New Zealand Ltd.	2,407	4,431
Telecom Italia SpA (e)	9,186	14,376
Telefonica SA	4,273	106,306
Telekom Austria AG	505	7,709
Telenor ASA (b)	520	4,797
Telephone & Data Systems Inc.	1,087	27,979
TeliaSonera AB	2,562	16,439
Telstra Corp. Ltd.	4,976	14,691
USA Mobility Inc.	349	4,712
Verizon Communications Inc.	2,728	87,487
Vodafone Group Plc	53,000	108,630
Windstream Corp.	549	4,814
		996,959
UTILITIES - 4.2%
Acciona SA	42	5,073
AES Corp. (b)	501	6,408
AGL Energy Ltd.	545	6,792
AGL Resources Inc.	929	31,233
Allegheny Energy Inc.	170	4,286
Allete Inc.	275	8,795
Alliant Energy Corp.	1,245	32,569
Ameren Corp.	177	4,501
American Electric Power Co. Inc.	353	10,929
American States Water Co.	218	7,924
Aqua America Inc. (e)	1,631	29,456
Avista Corp.	622	11,519
Black Hills Corp.	940	24,449
California Water Service Group	193	7,309
CenterPoint Energy Inc.	390	4,700
Central Vermont Public Service Corp.	161	2,969
Centrica Plc	5,659	20,820
CH Energy Group Inc.	227	11,234
Chesapeake Utilities Corp.	193	6,398
Chubu Electric Power Co. Inc.	700	16,867
Chugoku Electric Power Co. Inc. (e)	300	6,284
Cleco Corp.	1,395	33,048
CLP Holdings Ltd.	2,500	17,000
CMS Energy Corp.	270	3,494
Consolidated Edison Inc.	291	11,454
Consolidated Water Co. Ltd.	245	4,310
Constellation Energy Group Inc.	184	5,281
Dominion Resources Inc.	600	20,280
DPL Inc.	1,302	31,183
Drax Group Plc	443	2,966
DTE Energy Co.	155	5,341
Duke Energy Corp.	1,325	20,511

E.ON AG	2,075	78,551
Edison International Inc.	309	9,987
El Paso Electric Co. (b)	381	5,757
Electric Power Development Co. Ltd. (e)	200	5,939
Electricite de France SA	231	11,449
Empire District Electric Co. (e)	316	5,802
Enagas SA (e)	226	4,469
Enel SpA	4,780	25,974
Energen Corp.	774	31,982
Energias de Portugal SA	1,719	6,819
Entergy Corp.	205	16,468
EQT Corp.	89	3,416
Exelon Corp.	663	33,720
FirstEnergy Corp.	321	13,225
Fortum Oyj (e)	512	11,858
FPL Group Inc.	428	24,255
Gas Natural SDG SA	312	5,839
GDF Suez	1,201	45,884
Great Plains Energy Inc.	1,439	22,923
Hawaiian Electric Industries Inc. (e)	974	17,405
Hokkaido Electric Power Co. Inc. (e)	200	3,887
Hokuriku Electric Power Co. (e)	200	4,576
Hong Kong & China Gas Co. Ltd.	3,630	8,122
Hongkong Electric Holdings Ltd.	1,500	8,274
Iberdrola Renovables SA	700	3,233
Iberdrola SA	3,864	33,154
IDACORP Inc.	1,065	29,522
Integrys Energy Group Inc.	103	3,479
International Power Plc	1,301	5,547
Kansai Electric Power Co. Inc. (e)	800	17,881
Kyushu Electric Power Co. Inc. (e)	300	6,468
Laclede Group Inc.	236	7,923
MDU Resources Group Inc.	2,003	40,320
MGE Energy Inc.	213	7,640
Middlesex Water Co.	205	3,134
National Fuel Gas Co.	955	38,754
National Grid Plc	2,685	25,050
New Jersey Resources Corp.	481	18,567
Nicor Inc.	564	20,552
NiSource Inc.	368	4,740
Northeast Utilities	184	4,234
Northwest Natural Gas Co.	306	13,660
NorthWestern Corp.	458	11,084
NSTAR	1,164	37,364
NV Energy Inc.	2,784	32,016
OGE Energy Corp.	1,054	31,725
Oneok Inc.	1,263	41,805
Osaka Gas Co. Ltd.	2,000	6,658
Pepco Holdings Inc.	323	4,645
PG&E Corp.	381	15,381

Piedmont Natural Gas Co. Inc.	849	20,902
Pinnacle West Capital Corp.	154	4,922
PNM Resources Inc.	2,096	25,571
Portland General Electric Co.	669	12,731
PPL Corp.	316	10,678
Progress Energy Inc.	239	9,426
Public Service Enterprise Group Inc.	456	14,797
Questar Corp.	188	6,217
Red Electrica Corp. SA	124	5,827
RWE AG	489	41,295
SCANA Corp.	183	6,469
Scottish & Southern Energy Plc	1,024	18,936
Sempra Energy	260	13,632
Severn Trent Plc	220	3,559
Shikoku Electric Power Co. Inc. (e)	200	5,992
SJW Corp.	201	4,506
Snam Rete Gas SpA	1,588	6,954
South Jersey Industries Inc.	345	12,724
Southern Co.	801	25,151
Southwest Gas Corp.	531	12,861
Suez Environnement SA	216	4,116
TECO Energy Inc.	100	1,349
Terna Rete Elettrica Nazionale SpA	1,472	5,187
Toho Gas Co. Ltd. (e)	1,000	4,026
Tohoku Electric Power Co. Inc. (e)	500	10,415
Tokyo Electric Power Co. Inc.	1,300	33,316
Tokyo Gas Co. Ltd.	2,000	7,334
UGI Corp.	1,302	34,425
UIL Holdings Corp.	205	5,002
UniSource Energy Corp.	340	9,384
United Utilities Group Plc	556	4,189
Unitil Corp.	222	4,582
US Geothermal Inc. (b) (e)	2,631	4,289
Vectren Corp.	982	24,118
Veolia Environnement (e)	436	14,995
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	7,115
Westar Energy Inc.	1,157	22,758
WGL Holdings Inc.	1,074	35,571
Wisconsin Energy Corp.	168	7,218
Xcel Energy Inc.	498	9,929
		1,798,968

Total Common Stocks (cost $46,284,448)		35,155,220

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Porsche Automobil Holding SE	60	3,912
Volkswagen AG	90	7,053
		10,965
CONSUMER STAPLES - 0.0%

Henkel AG & Co. KGaA	159	5,847

FINANCIALS - 0.0%
Intesa Sanpaolo SpA	840	2,371

HEALTH CARE - 0.0%
Fresenius SE	98	5,556

INDUSTRIALS - 0.0%
Schindler Holding AG	67	4,326

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	5,962	6,717

UTILITIES - 0.0%
RWE AG	52	3,690

Total Preferred Stocks (cost $60,068)		39,472

RIGHTS - 0.0%
Fortis (b) (f)	1,696	-
Rexam Plc (b)	276	395

Total Rights (cost $0)		395

WARRANTS - 0.0%
Unione di Banche Italiane SCPA (b)	491	35

Total Warrants (cost $0)		35

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/11	$ 4,589	4,584
Banc of America Commercial Mortgage Inc. REMIC, 5.96%, 05/10/45 (h)	75,000	47,719
JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 04/15/43 (h)	75,000	67,931
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43 (h)	75,000	71,101
Morgan Stanley Capital I, 5.64%, 03/12/44 (h)	100,000	49,103
Wachovia Bank Commercial Mortgage Trust, 5.93%, 06/15/49 (h)	50,000	34,966

Total Non-U.S. Government Agency Asset-Backed Securities (cost $377,586)		275,404

CORPORATE BONDS AND NOTES - 3.5%
CONSUMER DISCRETIONARY - 0.3%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	13,000	14,937
Comcast Corp., 6.45%, 03/15/37	2,000	2,141
General Mills Inc., 5.20%, 03/17/15	25,000	26,684
Home Depot Inc., 5.20%, 03/01/11	25,000	25,964
Lowe's Cos. Inc., 5.40%, 10/15/16	15,000	15,939
News America Inc., 6.20%, 12/15/34	12,000	11,735

Target Corp., 6.35%, 01/15/11	15,000	15,987
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	12,165
Time Warner Inc., 7.70%, 05/01/32	3,000	3,321
		128,873
CONSUMER STAPLES - 0.1%
Kraft Foods Inc., 6.88%, 02/01/38	10,000	11,413
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	11,891
PepsiCo Inc., 3.75%, 03/01/14	10,000	10,314
Wal-Mart Stores Inc., 5.80%, 02/15/18	15,000	16,560
		50,178
ENERGY - 0.3%
Apache Corp., 6.00%, 01/15/37	10,000	10,975
Canadian Natural Resources Ltd., 5.70%, 05/15/17	10,000	10,511
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	9,050
Devon Financing Corp. ULC, 7.88%, 09/30/31	10,000	12,309
EnCana Holdings Finance Corp., 5.80%, 05/01/14	20,000	21,765
Marathon Oil Corp., 6.00%, 10/01/17	10,000	10,430
Pemex Project Funding Master Trust, 6.63%, 06/15/35	5,000	4,721
Spectra Energy Capital LLC, 8.00%, 10/01/19	10,000	11,109
Texas Eastern Transmission LP, 7.00%, 07/15/32	9,000	9,678
TransCanada Pipelines Ltd., 6.20%, 10/15/37	10,000	10,818
Valero Energy Corp., 6.13%, 06/15/17	10,000	9,929
Virginia Electric & Power Co. 8.88%, 11/15/38	5,000	7,045
Williams Cos. Inc., 8.75%, 03/15/32 (j)	7,000	7,893
XTO Energy Inc., 6.25%, 08/01/17	10,000	10,883
		147,116
FINANCIALS - 1.6%
American Express Co., 6.15%, 08/28/17	10,000	9,848
American International Group Inc., 4.25%, 05/15/13 (j)	15,000	8,449
Asian Development Bank, 4.25%, 10/20/14	8,000	8,377
AXA SA, 8.60%, 12/15/30	10,000	10,339
Axis Capital Holdings Ltd., 5.75%, 12/01/14	5,000	4,703
Bank of America Corp., 5.75%, 12/01/17	5,000	4,800
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	8,000	8,370
BP Capital Markets Plc, 5.25%, 11/07/13	10,000	10,957
Citigroup Inc., 6.63%, 06/15/32	50,000	40,721
Credit Suisse New York, 5.00%, 05/15/13	15,000	15,717
Deutsche Bank AG London, 6.00%, 09/01/17	10,000	10,506
ERP Operating LP, 6.63%, 03/15/12 (e)	10,000	10,325
European Investment Bank, 3.38%, 06/12/13	25,000	25,467
Fifth Third Bancorp, 5.45%, 01/15/17	10,000	8,284
General Electric Capital Corp.
3.00%, 12/09/11	65,000	67,022
5.38%, 10/20/16	20,000	20,098
6.38%, 11/15/67 (h)	20,000	14,192
Goldman Sachs Group Inc., 5.45%, 11/01/12	30,000	32,075
HSBC Finance Corp., 6.38%, 10/15/11	40,000	41,057
International Bank for Reconstruction & Development, 3.63%, 05/21/13	50,000	52,265
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	10,000	10,711
JPMorgan Chase & Co., 5.15%, 10/01/15	25,000	25,295

Kreditanstalt fuer Wiederaufbau
4.63%, 01/20/11	50,000	51,929
4.75%, 05/15/12	12,000	12,911
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (d)	9,000	1
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	25,000	24,553
6.88%, 04/25/18	5,000	5,040
MetLife Inc., 6.40%, 12/15/36 (h)	12,000	9,420
Morgan Stanley, 4.75%, 04/01/14	25,000	24,257
ORIX Corp., 5.48%, 11/22/11	10,000	9,659
ProLogis, 5.63%, 11/15/16	10,000	8,511
Prudential Financial Inc., 6.00%, 12/01/17	10,000	9,746
Royal Bank of Canada, 5.65%, 07/20/11	17,000	18,247
SunTrust Capital VIII, 6.10%, 12/15/36 (h)	7,000	4,496
Travelers Cos. Inc., 6.25%, 03/15/37 (h)	10,000	8,506
Unilever Capital Corp., 5.90%, 11/15/32	10,000	10,632
Wachovia Corp.
5.25%, 08/01/14	25,000	25,173
5.63%, 10/15/16	5,000	4,795
Wells Fargo & Co., 4.88%, 01/12/11	25,000	25,925
		693,379
HEALTH CARE - 0.2%
Amgen Inc., 5.85%, 06/01/17	16,000	17,484
AstraZeneca Plc, 6.45%, 09/15/37	10,000	11,625
Baxter International Inc., 5.90%, 09/01/16	10,000	11,053
Bristol-Myers Squibb Co., 5.88%, 11/15/36	10,000	10,869
Cardinal Health Inc., 5.85%, 12/15/17	10,000	9,786
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18	10,000	10,856
UnitedHealth Group Inc., 5.80%, 03/15/36	5,000	4,519
Wyeth, 5.95%, 04/01/37	10,000	10,679
		86,871
INDUSTRIALS - 0.2%
Caterpillar Inc., 6.05%, 08/15/36	10,000	10,215
CSX Corp., 6.25%, 03/15/18	10,000	10,508
Emerson Electric Co., 7.13%, 08/15/10	10,000	10,556
Union Pacific Corp., 4.45%, 01/31/13	10,000	10,479
United Parcel Service Inc., 4.50%, 01/15/13	20,000	20,979
United Technologies Corp., 4.88%, 05/01/15	15,000	15,964
		78,701
INFORMATION TECHNOLOGY - 0.1%
Oracle Corp., 5.75%, 04/15/18	15,000	16,506
Xerox Corp., 5.50%, 05/15/12	14,000	14,735
		31,241
MATERIALS - 0.1%
CRH America Inc., 6.00%, 09/30/16	8,000	7,340
Rohm & Haas Co., 6.00%, 09/15/17	10,000	9,507
Weyerhaeuser Co.
6.75%, 03/15/12	10,000	10,226
7.38%, 03/15/32	3,000	2,567

		29,640
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 5.63%, 06/15/16	5,000	5,343
BellSouth Corp., 6.00%, 11/15/34	15,000	14,964
British Telecommunications Plc, 9.63%, 12/15/30 (k)	12,000	14,740
Embarq Corp.
7.08%, 06/01/16	4,000	4,182
8.00%, 06/01/36	5,000	4,725
France Telecom SA, 8.50%, 03/01/31 (k)	10,000	13,577
Telecom Italia Capital SA, 6.00%, 09/30/34	10,000	9,363
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,204
Verizon Global Funding Corp., 7.38%, 09/01/12	50,000	56,611
		144,709
UTILITIES - 0.3%
Consolidated Edison Co. of New York Inc., 5.50%, 09/15/16	18,000	19,139
Exelon Generation Co. LLC, 6.20%, 10/01/17	15,000	15,882
FirstEnergy Corp.
6.45%, 11/15/11	15,000	16,001
7.38%, 11/15/31	4,000	4,399
Florida Power & Light Co., 5.63%, 04/01/34	5,000	5,244
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	10,000	10,828
NiSource Finance Corp., 5.45%, 09/15/20	5,000	4,458
Northern States Power Co., 6.25%, 06/01/36	9,000	10,191
Ohio Power Co., 6.00%, 06/01/16 (e)	19,000	19,916
Pacific Gas & Electric Co., 6.25%, 03/01/39	5,000	5,571
		111,629

Total Corporate Bonds and Notes (cost $1,514,153)		1,502,337

GOVERNMENT AND AGENCY OBLIGATIONS - 11.4%
GOVERNMENT SECURITIES - 4.1%
Sovereign - 0.3%
Brazilian Government International Bond
11.00%, 01/11/12 (e)	10,000	12,075
7.88%, 03/07/15 (e)	5,000	5,755
8.88%, 04/15/24	4,000	5,000
10.13%, 05/15/27	7,000	9,835
7.13%, 01/20/37	5,000	5,505
11.00%, 08/17/40 (e)	9,000	11,768
Hydro Quebec, 8.00%, 02/01/13	12,000	13,862
Israel Government International Bond, 4.63%, 06/15/13	20,000	20,835
Italy Government International Bond, 6.88%, 09/27/23	15,000	17,171
Poland Government International Bond, 5.25%, 01/15/14	20,000	20,423
Province of Manitoba, Canada, 4.90%, 12/06/16 (e)	5,000	5,162
		127,391
U.S. Treasury Securities - 3.8%
U.S. Treasury Bond
11.75%, 11/15/14	30,000	30,959
11.25%, 02/15/15 (e)	62,000	89,198

7.50%, 11/15/16	40,000	51,034
9.13%, 05/15/18 (e)	34,000	48,609
8.88%, 02/15/19	82,000	116,863
8.75%, 08/15/20 (e)	30,000	43,027
8.00%, 11/15/21	10,000	13,844
7.63%, 02/15/25	27,000	37,673
6.63%, 02/15/27 (e)	30,000	38,756
6.13%, 11/15/27	35,000	43,159
6.13%, 08/15/29 (e)	14,000	17,413
5.38%, 02/15/31 (e)	8,000	9,184
4.38%, 02/15/38 (e)	25,000	25,234
3.50%, 02/15/39	33,000	28,519
4.25%, 05/15/39	10,000	9,897
U.S. Treasury Note
5.75%, 08/15/10 (e)	40,000	42,146
1.25%, 11/30/10	14,000	14,096
0.88%, 02/28/11 (e)	55,000	54,983
4.88%, 04/30/11 (e)	90,000	96,026
4.88%, 07/31/11	66,000	70,867
1.75%, 11/15/11 (e)	50,000	50,528
1.38%, 02/15/12 (e)	60,000	59,963
4.63%, 02/29/12 (e)	75,000	81,141
4.13%, 08/31/12	30,000	32,215
4.25%, 09/30/12 (e)	15,000	16,189
4.00%, 11/15/12 (e)	20,000	21,438
3.63%, 05/15/13 (e)	32,000	33,895
3.38%, 06/30/13	60,000	62,977
3.13%, 08/31/13	50,000	51,922
3.13%, 09/30/13 (e)	7,000	7,264
4.25%, 11/15/13 (e)	40,000	43,297
4.00%, 02/15/14 (e)	38,000	40,731
4.25%, 08/15/14 (e)	42,000	45,413
4.00%, 02/15/15 (e)	55,000	58,588
4.13%, 05/15/15	9,000	9,624
4.50%, 02/15/16 (e)	15,000	16,331
2.63%, 02/29/16 (e)	27,000	26,293
5.13%, 05/15/16 (e)	35,000	39,418
2.88%, 02/15/19 (e)	50,000	46,973
3.13%, 05/15/19 (e)	20,000	19,381
		1,645,068
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.3%
Federal Farm Credit Bank - 0.0%
Federal Farm Credit Bank, 5.13%, 08/25/16	15,000	16,138

Federal Home Loan Bank - 1.1%
Federal Home Loan Bank
4.38%, 09/17/10	100,000	104,088
4.63%, 02/18/11	100,000	105,619
4.88%, 11/18/11 (e)	50,000	53,888
5.00%, 11/01/35	110,551	113,467

5.00%, 02/01/38	31,897	32,658
4.00%, 04/01/39	59,871	58,666
		468,386
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
2.05%, 03/09/11	5,000	5,037
2.00%, 03/16/11	5,000	5,029
2.13%, 03/23/12	20,000	20,226
5.13%, 07/15/12 (e)	45,000	49,269
5.00%, 07/15/14	20,000	22,047
4.38%, 07/17/15 (e)	35,000	37,225
6.25%, 07/15/32	10,000	12,147
6.00%, 06/01/35	53,780	56,748
4.37%, 12/01/35 (h)	37,080	38,521
6.50%, 03/01/37	69,036	73,721
5.50%, 11/01/37	143,978	149,289
5.50%, 08/01/38	103,079	106,876
4.50%, 07/01/39	75,000	75,388
		651,523
Federal National Mortgage Association - 3.9%
Federal National Mortgage Association
2.00%, 02/11/11	5,000	5,032
5.38%, 11/15/11 (e)	25,000	27,239
4.75%, 11/19/12	30,000	32,634
4.13%, 04/15/14	20,000	21,240
4.38%, 10/15/15	17,000	18,093
5.00%, 02/13/17	30,000	32,923
5.00%, 06/01/18	8,590	9,033
4.50%, 10/01/18	81,265	84,855
5.00%, 07/01/19	27,406	28,780
5.50%, 04/01/23	46,967	49,252
5.00%, 05/01/23	45,250	47,055
4.00%, 04/01/24	49,259	49,788
5.00%, 12/01/26	71,554	73,820
6.63%, 11/15/30 (e)	10,000	12,535
7.00%, 08/01/32	49,631	54,562
6.00%, 11/01/32	16,008	16,931
6.00%, 11/01/32	6,040	6,388
6.00%, 03/01/33	25,014	26,456
5.00%, 06/01/33	120,520	123,830
6.00%, 09/01/33	28,988	30,628
6.00%, 02/01/34	71,073	75,238
6.00%, 03/01/34	20,179	21,286
5.00%, 06/01/34	75,555	77,607
6.00%, 08/01/34	7,934	8,384
5.50%, 12/01/34	210,831	219,300
5.58%, 07/01/36 (h)	99,448	104,278
7.00%, 09/01/36	28,951	31,588
6.00%, 02/01/37	16,472	17,293
6.00%, 04/01/37	68,273	71,677
5.50%, 06/01/37	30,958	32,114
5.23%, 01/01/38 (h)	45,345	47,441
4.50%, 03/01/38	66,759	67,244
5.50%, 06/01/38	44,317	45,963
4.50%, 04/01/39	58,927	59,348
4.00%, 05/01/39	29,908	29,362
		1,659,197
Government National Mortgage Association - 0.8%
Government National Mortgage Association
5.50%, 10/15/35	147,747	154,248
6.00%, 11/15/36	50,000	52,605
6.00%, 11/15/36	19,072	20,065
6.50%, 12/15/37	91,875	97,909
		324,827

Total Government and Agency Obligations (cost $4,746,431)		4,892,530

SHORT TERM INVESTMENTS - 15.9%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.19% (a) (g)	1,226,057	1,226,057

Securities Lending Collateral - 12.7%
BNY Mellon SL DBT II Liquidating Fund, 0.69% (a) (g)	4,103,076	4,013,219
BNY Mellon Securities Lending Overnight Fund, 0.36% (a) (g)	1,457,199	1,457,199
Mellon GSL Reinvestment Trust II (a) (d) (f) (n)	170,664	-
		5,470,418
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.15%, 09/10/09 (i) (r)	$ 160,000	159,975

Total Short Term Investments (cost $7,116,969)		6,856,450

Total Investments - 113.1% (cost $60,099,655)		48,721,843
Other Assets and Liabilities, Net - (13.1%)		(5,642,672)
Total Net Assets - 100%		$ 43,079,171

Jackson Perspective 10 x 10 Fund (q)
INVESTMENT FUNDS - 102.1%
Jackson Perspective 5 Fund (a)	403,974	2,868,215
Jackson Perspective Index 5 Fund (a)	318,963	2,548,512

Total Investment Funds (cost $6,326,719)		5,416,727

Total Investments - 102.1% (cost $6,326,719)		5,416,727
Other Assets and Liabilities, Net - (2.1%)		(111,954)
Total Net Assets - 100%		$ 5,304,773

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 102.1%
CONSUMER DISCRETIONARY - 14.8%
Apollo Group Inc. - Class A (b)	2,061	$ 142,291
AutoZone Inc. (b)	753	115,638
Barnes & Noble Inc.	2,945	67,823
Black & Decker Corp.	2,266	85,202
DirecTV Group Inc. (b)	11,587	300,103
Dollar Tree Inc. (b)	1,211	55,851
Family Dollar Stores Inc.	1,873	58,850
Fortune Brands Inc.	2,207	87,331
International Game Technology	6,062	119,725
ITV Plc	290,229	195,138
Ladbrokes Plc	41,197	120,775
Limited Brands Inc.	7,000	90,580
Mattel Inc.	4,541	79,831
NetFlix Inc. (b)	728	31,988
Newell Rubbermaid Inc.	9,467	121,840
Panera Bread Co. - Class A (b)	653	35,889
Regal Entertainment Group - Class A	5,106	63,519
Ross Stores Inc.	1,390	61,285
Staples Inc.	7,889	165,827
Vivendi SA	5,524	141,917
Whirlpool Corp.	2,394	136,673
		2,278,076
CONSUMER STAPLES - 2.5%
Chattem Inc. (b)	441	27,637
Green Mountain Coffee Roasters Inc. (b)	1,091	76,850
J&J Snack Foods Corp.	904	39,179
Kraft Foods Inc. - Class A	4,543	128,749
Philip Morris International Inc.	1,557	72,556
TreeHouse Foods Inc. (b)	1,047	33,976
		378,947
ENERGY - 6.8%
BP Plc	20,785	172,630
ENI SpA	6,622	154,127
Overseas Shipholding Group Inc.	2,062	70,830
PetroChina Co. Ltd.	142,000	168,750
Repsol YPF SA	8,447	196,123
Royal Dutch Shell Plc - Class A	5,945	156,249

Spectra Energy Corp.	4,019	73,789
Teekay Corp.	3,340	59,451
		1,051,949
FINANCIALS - 18.7%
3i Group Plc	35,834	163,864
Allianz SE	1,957	193,019
American Express Co.	8,566	242,675
Assicurazioni Generali SpA	9,017	205,501
Banco Bilbao Vizcaya Argentaria SA	18,456	303,036
Banco Santander SA	21,195	306,924
Bank of Communications Co. Ltd.	169,132	208,195
BOC Hong Kong Holdings Ltd.	101,500	216,357
Credit Agricole SA	13,490	192,560
HSBC Holdings Plc	19,049	192,752
Man Group Plc	42,363	195,844
New World Development Ltd.	114,000	272,128
Zurich Financial Services AG	929	182,558
		2,875,413
HEALTH CARE - 22.8%
Amedisys Inc. (b)	865	38,674
Amgen Inc. (b)	11,268	702,109
Baxter International Inc.	5,403	304,567
Biogen Idec Inc. (b)	3,286	156,249
Bristol-Myers Squibb Co.	17,829	387,602
Chemed Corp.	672	29,635
CR Bard Inc.	1,291	94,979
DaVita Inc. (b)	1,338	66,499
DENTSPLY International Inc.	1,605	53,527
Haemonetics Corp. (b)	522	30,803
Henry Schein Inc. (b)	1,016	52,202
Life Technologies Corp. (b)	1,951	88,829
Medco Health Solutions Inc. (b)	6,395	338,040
OSI Pharmaceuticals Inc. (b)	807	27,269
Pfizer Inc.	8,306	132,315
Pharmaceutical Product Development Inc.	1,381	28,683
Quest Diagnostics Inc.	2,465	134,638
ResMed Inc. (b)	995	40,795
Schering-Plough Corp.	15,839	419,892
Teva Pharmaceutical Industries Ltd. - ADR	6,175	329,375
Warner Chilcott Ltd. (b)	2,717	41,026
		3,497,708
INDUSTRIALS - 6.8%
AAR Corp. (b)	2,049	39,197
Alaska Air Group Inc. (b)	1,221	28,156
Avery Dennison Corp.	2,599	69,471
Citic Pacific Ltd.	99,000	282,308
CNH Global NV (b)	7,291	128,103
Deutsche Post AG	13,519	213,977
General Electric Co.	12,088	161,979
JB Hunt Transport Services Inc.	1,360	38,012

Pitney Bowes Inc.	2,663	54,991
Rollins Inc.	1,700	31,162
		1,047,356
INFORMATION TECHNOLOGY - 15.4%
Automatic Data Processing Inc.	5,560	207,110
CA Inc.	5,787	122,337
Check Point Software Technologies Ltd. (b)	2,337	62,375
Citrix Systems Inc. (b)	1,982	70,559
Fiserv Inc. (b)	1,736	82,304
Intuit Inc. (b)	3,549	105,405
Linear Technology Corp.	2,413	64,837
Mantech International Corp. - Class A (b)	529	28,196
Microsoft Corp.	17,049	400,992
NetApp Inc. (b)	3,614	81,170
Open Text Corp. (b)	834	31,425
Oracle Corp.	17,720	392,144
Paychex Inc.	4,003	106,080
QUALCOMM Inc.	8,237	380,632
STMicroelectronics NV - NYS	11,913	90,420
Symantec Corp. (b)	9,073	135,459
		2,361,445
MATERIALS - 6.5%
BASF SE	4,767	238,890
Dow Chemical Co.	7,436	157,420
Eastman Chemical Co.	2,607	129,464
EI Du Pont de Nemours & Co.	5,493	169,898
Olin Corp.	5,021	69,240
PPG Industries Inc.	1,711	94,105
RPM International Inc.	4,771	76,145
Sigma-Aldrich Corp.	1,327	67,345
		1,002,507
TELECOMMUNICATION SERVICES - 6.6%
BCE Inc.	2,616	60,273
Deutsche Telekom AG	10,801	138,397
France Telecom SA	5,808	144,950
Telecom Italia SpA	107,028	167,496
Telefonica SA	7,104	176,737
TELUS Corp.	2,134	58,514
Vodafone Group Plc	132,614	271,811
		1,018,178
UTILITIES - 1.2%
Enel SpA	26,559	144,320
UGI Corp.	1,385	36,620
		180,940

Total Common Stocks (cost $12,918,915)		15,692,519

RIGHTS - 0.0%
Fortis (b) (f)	20,981	-

Total Rights (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (n)	33,950	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,950)		-

SHORT TERM INVESTMENTS - 1.0%
Mutual Funds - 1.0%
JNL Money Market Fund, 0.19% (a) (g)	148,394	148,394

Total Short Term Investments (cost $148,394)		148,394

Total Investments - 103.1% (cost $13,101,259)		15,840,913
Other Assets and Liabilities, Net - (3.1%)		(479,409)
Total Net Assets - 100%		$ 15,361,504

Jackson Perspective VIP Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 9.9%
Apollo Group Inc. - Class A (b)	127	$ 8,768
AutoZone Inc. (b)	94	14,436
Buffalo Wild Wings Inc. (b)	59	2,381
Capella Education Co. (b)	56	3,604
CEC Entertainment Inc. (b)	73	2,129
DirecTV Group Inc. (b)	701	18,156
Dollar Tree Inc. (b)	71	3,275
Family Dollar Stores Inc.	113	3,550
Fred's Inc.	145	1,955
Fuel Systems Solutions Inc. (b)	46	1,154
Global Sources Ltd. (b)	15	96
HOT Topic Inc. (b)	120	928
Leggett & Platt Inc.	594	10,306
Lincoln Educational Services Corp. (b)	85	1,731
McDonald's Corp.	136	7,488
Monro Muffler Inc.	59	1,569
National Presto Industries Inc.	21	1,688
NetFlix Inc. (b)	46	2,021
Panera Bread Co. - Class A (b)	38	2,088
Papa John's International Inc. (b)	84	2,134
Peets Coffee & Tea Inc. (b)	45	1,236
PetMed Express Inc.	77	1,429
Polo Ralph Lauren Corp.	200	12,610
Ross Stores Inc.	89	3,924
Staples Inc.	486	10,216
Steven Madden Ltd. (b)	65	2,084
Vivendi SA	353	9,068

		130,024
CONSUMER STAPLES - 4.3%
Brown-Forman Corp. - Class B	164	7,208
Cal-Maine Foods Inc.	71	2,090
Chattem Inc. (b)	23	1,441
Diamond Foods Inc.	59	1,664
Green Mountain Coffee Roasters Inc. (b)	190	13,384
Hershey Co.	210	8,390
J&J Snack Foods Corp.	116	5,027
Lance Inc.	106	2,686
McCormick & Co. Inc.	226	7,282
Nash Finch Co.	47	1,442
TreeHouse Foods Inc. (b)	159	5,159
		55,773
ENERGY - 6.3%
BP Plc	1,331	11,055
Chevron Corp.	112	7,781
Clayton Williams Energy Inc. (b)	35	675
ConocoPhillips	189	8,261
ENI SpA	422	9,822
ENSCO International Inc.	289	10,950
Noble Corp.	288	9,752
Repsol YPF SA	549	12,747
Royal Dutch Shell Plc - Class A	384	10,092
VAALCO Energy Inc.	159	704
		81,839
FINANCIALS - 17.4%
Allianz SE	124	12,230
Amerisafe Inc. (b)	52	865
Assicurazioni Generali SpA	568	12,945
Associated Banc-Corp	477	5,171
Banco Bilbao Vizcaya Argentaria SA	1,149	18,866
Banco Santander SA	1,337	19,361
BancorpSouth Inc.	359	8,078
BB&T Corp.	420	9,610
Capstead Mortgage Corp.	211	2,819
Chemical Financial Corp.	72	1,565
Citizens Inc. (b)	129	906
CNA Surety Corp. (b)	136	2,138
Community Bank System Inc.	103	1,867
Crawford & Co. - Class B (b)	56	272
Credit Agricole SA	860	12,276
EZCORP Inc. - Class A (b)	139	1,758
First Financial Bankshares Inc.	68	3,582
First Niagara Financial Group Inc.	568	7,469
FirstMerit Corp.	464	8,668
Home Bancshares Inc.	75	1,632
HSBC Holdings Plc	1,215	12,294
Investors Real Estate Trust	186	1,732
Moody's Corp.	395	9,377

Navigators Group Inc. (b)	53	2,613
NBT Bancorp Inc.	105	2,409
New York Community Bancorp Inc.	689	7,538
Ocwen Financial Corp. (b)	210	2,993
People's United Financial Inc.	377	6,126
PNC Financial Services Group Inc.	249	9,128
Public Storage	127	9,216
Republic Bancorp Inc. - Class A	69	1,664
Stifel Financial Corp. (b)	85	4,244
SWS Group Inc.	103	1,417
Tower Group Inc.	134	3,345
Travelers Cos. Inc.	195	8,398
Urstadt Biddle Properties Inc. - Class A	58	892
Zurich Financial Services AG	58	11,397
		226,861
HEALTH CARE - 20.5%
Alliance HealthCare Services Inc. (b)	185	912
Amedisys Inc. (b)	47	2,101
Amgen Inc. (b)	828	51,593
Baxter International Inc.	327	18,433
Biogen Idec Inc. (b)	202	9,605
Bristol-Myers Squibb Co.	904	19,653
Cantel Medical Corp. (b)	52	805
Centene Corp. (b)	142	2,742
Chemed Corp.	37	1,632
Computer Programs & Systems Inc.	38	1,480
CR Bard Inc.	76	5,591
DaVita Inc. (b)	86	4,274
DENTSPLY International Inc.	104	3,468
Forest Laboratories Inc. (b)	330	8,524
Gentiva Health Services Inc. (b)	92	1,958
Gilead Sciences Inc. (b)	157	7,682
Greatbatch Inc. (b)	68	1,499
Haemonetics Corp. (b)	31	1,829
Hanger Orthopedic Group Inc. (b)	97	1,331
Henry Schein Inc. (b)	62	3,186
HMS Holdings Corp. (b)	84	3,226
ICU Medical Inc. (b)	48	1,869
Kindred Healthcare Inc. (b)	124	1,741
Landauer Inc.	29	1,941
LHC Group Inc. (b)	55	1,614
Life Technologies Corp. (b)	113	5,145
Medco Health Solutions Inc. (b)	387	20,457
Merit Medical Systems Inc. (b)	101	1,847
Neogen Corp. (b)	50	1,457
Odyssey HealthCare Inc. (b)	92	1,072
OSI Pharmaceuticals Inc. (b)	46	1,554
Pfizer Inc.	552	8,793
Pharmaceutical Product Development Inc.	78	1,620
PSS World Medical Inc. (b)	202	4,082

Quest Diagnostics Inc.	153	8,357
RehabCare Group Inc. (b)	53	1,275
ResMed Inc. (b)	61	2,501
Schering-Plough Corp.	960	25,450
SXC Health Solutions Corp. (b)	77	2,276
Teva Pharmaceutical Industries Ltd. - ADR	373	19,896
Warner Chilcott Ltd. (b)	162	2,446
		266,917
INDUSTRIALS - 9.7%
AAR Corp. (b)	125	2,391
AeroVironment Inc. (b)	68	1,934
Alaska Air Group Inc. (b)	68	1,568
Allegiant Travel Co. (b)	69	2,988
American Ecology Corp.	52	849
American Science & Engineering Inc.	30	2,093
Applied Signal Technology Inc.	46	1,150
Argon ST Inc. (b)	82	1,567
Axsys Technologies Inc. (b)	36	1,932
Badger Meter Inc.	48	1,769
Beacon Roofing Supply Inc. (b)	146	2,448
CBIZ Inc. (b)	216	1,413
Deutsche Post AG	878	13,897
Dover Corp.	284	9,659
Eaton Corp.	187	9,709
ESCO Technologies Inc. (b)	89	3,657
Hawaiian Holdings Inc. (b)	196	1,252
ICF International Inc. (b)	55	1,425
JB Hunt Transport Services Inc.	88	2,460
Marten Transport Ltd. (b)	60	1,058
Navigant Consulting Inc. (b)	158	1,880
Old Dominion Freight Line Inc. (b)	127	4,525
Rockwell Automation Inc.	343	14,204
Rollins Inc.	107	1,961
RR Donnelley & Sons Co.	874	12,149
Stanley Inc. (b)	76	2,336
Sykes Enterprises Inc. (b)	138	2,746
Timken Co.	558	11,372
WW Grainger Inc.	107	9,621
		126,013
INFORMATION TECHNOLOGY - 14.2%
Altera Corp.	461	8,616
AsiaInfo Holdings Inc. (b)	163	3,141
Automatic Data Processing Inc.	344	12,814
CA Inc.	348	7,357
Check Point Software Technologies Ltd. (b)	147	3,923
Citrix Systems Inc. (b)	118	4,201
CyberSource Corp. (b)	226	3,919
EMS Technologies Inc. (b)	41	902
EPIQ Systems Inc. (b)	109	1,749
Fiserv Inc. (b)	105	4,978

Integral Systems Inc. (b)	54	388
Intuit Inc. (b)	214	6,356
Linear Technology Corp.	477	12,817
Mantech International Corp. - Class A (b)	31	1,652
MAXIMUS Inc.	56	2,387
Microsoft Corp.	1,036	24,367
Multi-Fineline Electronix Inc. (b)	92	2,097
National Semiconductor Corp.	650	9,789
NCI Inc. (b)	29	919
NetApp Inc. (b)	216	4,851
Open Text Corp. (b)	49	1,846
Oracle Corp.	1,077	23,834
Paychex Inc.	242	6,413
Pegasystems Inc.	113	3,198
QUALCOMM Inc.	500	23,105
Symantec Corp. (b)	559	8,346
Tyler Technologies Inc. (b)	116	1,786
		185,751
MATERIALS - 4.2%
Balchem Corp.	58	1,610
BASF SE	305	15,285
Calgon Carbon Corp. (b)	167	2,116
Eastman Chemical Co.	324	16,090
MeadWestvaco Corp.	711	13,857
Sigma-Aldrich Corp.	79	4,009
Stepan Co.	35	1,566
		54,533
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	285	7,476
Centennial Communications Corp. (b)	364	2,792
Deutsche Telekom AG	699	8,957
France Telecom SA	371	9,259
Shenandoah Telecommunications Co.	67	1,364
Telecom Italia SpA	6,924	10,836
Telefonica SA	455	11,320
Vodafone Group Plc	4,758	9,751
		61,755
UTILITIES - 9.3%
American Electric Power Co. Inc.	242	7,492
American States Water Co.	57	2,072
California Water Service Group	62	2,348
CH Energy Group Inc.	53	2,623
DTE Energy Co.	254	8,753
Enel SpA	1,694	9,205
FirstEnergy Corp.	165	6,798
Laclede Group Inc.	72	2,417
MGE Energy Inc.	74	2,654
NiSource Inc.	777	10,008
Northeast Utilities	305	7,018
NorthWestern Corp.	121	2,928

Oneok Inc.	304	10,062
Pinnacle West Capital Corp.	258	8,246
Questar Corp.	246	8,135
SCANA Corp.	225	7,954
Sempra Energy	326	17,092
UGI Corp.	86	2,274
UniSource Energy Corp.	115	3,175
		121,254

Total Common Stocks (cost $1,041,367)		1,043,803

RIGHTS - 0.0%
Fortis (b) (f)	828	-

Total Rights (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (n)	6,273	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,273)		-

SHORT TERM INVESTMENTS - 0.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.19% (a) (g)	9,769	9,769

Total Short Term Investments (cost $9,769)		9,769

Total Investments - 101.2% (cost $1,057,409)		1,320,489
Other Assets and Liabilities, Net - (1.2%)		(15,466)
Total Net Assets - 100%		$ 1,305,023

Jackson Perspective S&P 4 Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 22.1%
Abercrombie & Fitch Co. - Class A	1,664	$ 47,574
Coach Inc.	2,586	76,520
DirecTV Group Inc. (b)	1,835	47,527
Gannett Co. Inc.	11,163	78,141
Gap Inc.	10,016	163,461
Harman International Industries Inc.	6,832	168,614
Home Depot Inc.	1,725	44,747
KB Home	4,061	67,778
Leggett & Platt Inc.	6,340	109,999
Lennar Corp.	5,423	64,208
Macy's Inc.	9,215	128,181
Nordstrom Inc.	2,686	71,018
Office Depot Inc. (b)	34,556	157,230
RadioShack Corp.	4,936	76,557
Scripps Networks Interactive Inc.	1,801	58,136

Snap-On Inc.	1,516	54,015
Time Warner Cable Inc.	393	12,993
Time Warner Inc.	1,560	41,589
TJX Cos. Inc.	1,608	58,257
		1,526,545
CONSUMER STAPLES - 6.5%
Archer-Daniels-Midland Co.	1,353	40,752
Avon Products Inc.	2,055	66,541
Campbell Soup Co.	1,343	41,673
ConAgra Foods Inc.	4,803	94,283
Kimberly-Clark Corp.	765	44,714
Pepsi Bottling Group Inc.	1,952	66,270
Sara Lee Corp.	4,751	50,551
Sysco Corp.	1,675	39,799
		444,583
ENERGY - 6.3%
Cameron International Corp. (b)	1,857	57,994
Chevron Corp.	1,195	83,017
ConocoPhillips	978	42,748
Consol Energy Inc.	1,343	47,717
EOG Resources Inc.	717	53,080
Marathon Oil Corp.	1,573	50,729
Murphy Oil Corp.	855	49,761
Noble Corp.	1,490	50,451
		435,497
FINANCIALS - 16.7%
Allstate Corp.	2,128	57,264
Bank of America Corp.	9,180	135,772
Charles Schwab Corp.	2,881	51,483
Citigroup Inc.	24,111	76,432
Federated Investors Inc. - Class B	1,942	50,356
Fifth Third Bancorp	17,191	163,315
Goldman Sachs Group Inc.	394	64,340
HCP Inc.	2,003	51,597
Huntington Bancshares Inc.	24,813	101,485
Kimco Realty Corp.	4,065	40,000
Marshall & Ilsley Corp.	15,806	95,468
Morgan Stanley	1,830	52,155
ProLogis	6,182	54,340
Regions Financial Corp.	10,528	46,534
SunTrust Banks Inc.	2,977	58,052
U.S. Bancorp	2,558	52,209
		1,150,802
HEALTH CARE - 3.0%
Bristol-Myers Squibb Co.	1,957	42,544
Coventry Health Care Inc. (b)	3,137	72,151
Eli Lilly & Co.	1,227	42,810
Pfizer Inc.	2,974	47,376
		204,881

INDUSTRIALS - 18.1%
3M Co.	786	55,429
Boeing Co.	1,138	48,832
CH Robinson Worldwide Inc.	883	48,150
Dover Corp.	1,434	48,770
Equifax Inc.	1,677	43,686
General Dynamics Corp.	822	45,531
General Electric Co.	4,205	56,347
Honeywell International Inc.	1,366	47,400
ITT Corp.	1,938	95,737
L-3 Communications Holdings Inc.	531	40,091
Masco Corp.	13,992	194,909
Northrop Grumman Corp.	964	42,975
Parker Hannifin Corp.	1,074	47,557
Pitney Bowes Inc.	1,867	38,554
Robert Half International Inc.	2,331	57,785
Rockwell Automation Inc.	3,609	149,449
Rockwell Collins Inc.	1,172	49,458
Textron Inc.	6,407	86,110
United Technologies Corp.	875	47,660
		1,244,430
INFORMATION TECHNOLOGY - 18.3%
Automatic Data Processing Inc.	1,053	39,224
Ciena Corp. (b)	6,739	75,207
Cisco Systems Inc. (b)	2,458	54,101
Computer Sciences Corp. (b)	1,055	50,819
Dell Inc. (b)	8,500	113,730
eBay Inc. (b)	3,329	70,741
EMC Corp. (b)	3,411	51,370
Fiserv Inc. (b)	1,096	51,961
Hewlett-Packard Co.	1,233	53,389
Intel Corp.	2,811	54,112
International Business Machines Corp.	393	46,346
KLA-Tencor Corp.	2,095	66,789
Lexmark International Inc. (b)	2,092	30,292
MasterCard Inc.	227	44,045
MEMC Electronic Materials Inc. (b)	2,399	42,270
Microsoft Corp.	2,217	52,144
Paychex Inc.	1,634	43,301
Teradata Corp. (b)	2,317	56,929
Texas Instruments Inc.	5,051	121,477
Total System Services Inc.	5,754	84,469
Xerox Corp.	6,917	56,650
		1,259,366
MATERIALS - 6.1%
AK Steel Holding Corp.	5,863	115,325
Bemis Co. Inc.	1,929	50,771
CF Industries Holdings Inc.	562	44,364
Dow Chemical Co.	5,061	107,141
PPG Industries Inc.	1,153	63,415

Vulcan Materials Co.	869	41,261
		422,277
TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.	1,548	40,604
Frontier Communications Corp.	5,099	35,692
Verizon Communications Inc.	1,251	40,120
		116,416

UTILITIES - 1.8%
Consolidated Edison Inc.	1,014	39,911
Integrys Energy Group Inc.	1,486	50,197
Southern Co.	1,187	37,272
		127,380

Total Common Stocks (cost $4,955,008)		6,932,177

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (n)	17,573	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,573)		-

SHORT TERM INVESTMENTS - 1.9%
Mutual Funds - 1.9%
JNL Money Market Fund, 0.19% (a) (g)	131,302	131,302

Total Short Term Investments (cost $131,302)		131,302

Total Investments - 102.5% (cost $5,103,883)		7,063,479
Other Assets and Liabilities, Net - (2.5%)		(169,461)
Total Net Assets - 100%		$ 6,894,018

Jackson Perspective Money Market Fund
SHORT TERM INVESTMENTS - 100.0%
Certificates of Deposit - 14.1%
Bank of America Corp.
0.75%, 12/03/09	$ 175,000	$ 175,000
0.61%, 01/06/10	175,000	175,000
BNP Paribas
1.05%, 11/02/09	175,000	175,045
0.33%, 10/08/09	200,000	200,000
Calyon NY
0.83%, 11/10/09	175,000	175,000
0.68%, 02/26/10 (h)	175,000	174,724
Canadian Imperial Bank of New York, 0.87%, 05/26/10 (h)	175,000	175,000
DNB Nor Bank ASA, 0.67%, 12/09/09	175,000	175,000
Procter & Gamble Co., 0.66%, 09/09/09 (h)	105,000	105,000
Societe Generale, 0.68%, 11/16/09	200,000	200,000
Svenska Handelsbanken
0.40%, 11/09/09	175,000	175,024

0.80%, 11/12/09	175,000	175,000
		2,079,793
Commercial Paper - 2.4%
General Electric Capital, 0.23%, 08/13/09	350,000	349,973

Discount Notes - 2.0%
Procter & Gamble Co., 0.48%, 05/07/10 (h)	60,000	60,000
Procter & Gamble International Funding SCA, 0.71%, 02/08/10 (h)	90,000	90,000
Toyota Motor Credit Corp., 1.75%, 01/29/10 (h)	145,000	145,010
		295,010
Federal Home Loan Bank - 21.6%
Federal Home Loan Bank
0.59%, 08/11/09	250,000	249,958
0.58%, 08/19/09	650,000	649,812
0.58%, 08/21/09	500,000	499,839
0.52%, 09/16/09	200,000	199,867
0.35%, 10/16/09	200,000	199,852
0.38%, 10/30/09	200,000	199,810
0.31%, 12/04/09	300,000	299,677
0.30%, 01/08/10	400,000	399,467
0.38%, 01/21/10	500,000	499,087
		3,197,369
Federal Home Loan Mortgage Corp. - 26.0%
Federal Home Loan Mortgage Corp.
0.57%, 08/10/09	500,000	499,929
0.58%, 08/10/09	450,000	449,935
0.56%, 08/17/09	400,000	399,900
0.58%, 09/08/09	300,000	299,815
0.43%, 09/09/09	200,000	199,907
0.42%, 09/14/09	200,000	199,897
0.52%, 09/14/09	600,000	599,619
6.63%, 09/15/09	300,000	302,246
0.42%, 10/05/09	500,000	499,621
0.34%, 11/02/09	300,000	299,737
0.34%, 02/04/10 (h)	100,000	100,000
		3,850,606
Federal National Mortgage Association - 15.1%
Federal National Mortgage Association
0.40%, 12/30/09	550,000	549,077
0.58%, 08/12/09	300,000	299,946
0.57%, 08/19/09	500,000	499,859
0.44%, 09/25/09	200,000	199,866
0.42%, 10/07/09	200,000	199,846
0.38%, 10/14/09	350,000	349,730
0.30%, 01/05/10	150,000	149,804
		2,248,128

Mutual Funds - 0.5%
Dreyfus Cash Management Plus Fund, 0.33% (g)	66,660	66,660

Repurchase Agreement - 18.3%
Repurchase Agreement with Deutsche Bank Securities, 0.20%
(Collateralized by $1,284,474 Government National Mortgage Association,
7.00%, due 11/15/36 - 11/15/37, value $1,291,408 and $1,454,975 Federal
Home Loan Mortgage Corp., 5.00% - 7.00%, due 07/01/34 - 08/01/36, value
$1,462,592) acquired on 07/31/09, due 08/03/09 at $2,700,045.	2,700,000	2,700,000

Total Short Term Investments (cost $14,787,539)		14,787,539

Total Investments - 100.0% (cost $14,787,539)		14,787,539
Other Assets and Liabilities, Net - 0.0%		(1,835)
Total Net Assets - 100%		$ 14,785,704

Jackson Perspective Total Return Fund
COMMON STOCKS - 0.6%
FINANCIALS - 0.6%
Citigroup Inc.	46,769	$ 148,258

Total Common Stocks (cost $111,118)		148,258

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.2%
Banc of America Commercial Mortgage Inc. REMIC, 5.94%, 02/10/51 (h)	$ 300,000	255,910
Bear Stearns Commercial Mortgage Securities Inc., 5.20%, 12/11/38	300,000	276,490
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	300,000	271,495
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	254,891
Household Credit Card Master Note Trust, 5.10%, 06/15/12	250,000	250,333
John Deere Owner Trust, 5.07%, 04/15/14	300,000	306,819
JPMorgan Chase & Co. Commercial Mortgage Securities Inc., 5.74%, 09/11/42	300,000	267,644
MBNA Credit Card Master Note Trust, 4.50%, 01/15/13	250,000	256,162
Morgan Stanley Capital I
5.80%, 06/11/42 (h)	300,000	260,009
6.08%, 06/11/49 (h)	300,000	238,655
Morgan Stanley Re-REMIC Trust, 7.30%, 04/12/17 (h) (m) (o)	300,000	264,968
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 05/15/43 (h)	300,000	275,096
Wachovia Bank Commercial Mortgage Trust, 5.77%, 07/15/45 (h)	300,000	250,083

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,056,404)		3,428,555

CORPORATE BONDS AND NOTES - 51.9%
CONSUMER DISCRETIONARY - 4.6%
AMC Entertainment Inc., 8.75%, 06/01/19 (m) (o)	100,000	98,500
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	37,000	42,512
D.R. Horton Inc., 6.50%, 04/15/16	125,000	112,500
Interpublic Group Cos. Inc., 10.00%, 07/15/17 (m) (o)	100,000	104,500
Meritage Homes Corp., 6.25%, 03/15/15	100,000	81,750
MGM Mirage Inc., 11.13%, 11/15/17 (m) (o)	100,000	110,000
Time Warner Cable Inc., 7.50%, 04/01/14	150,000	171,002

UPC Holding BV, 9.88%, 04/15/18 (m) (o)	100,000	99,500
WMG Acquisition Corp., 9.50%, 06/15/16 (m) (o)	100,000	106,000
Yonkers Racing Corp, 11.38%, 07/15/16 (m) (o)	100,000	102,250
		1,028,514
CONSUMER STAPLES - 1.5%
Altria Group Inc., 9.95%, 11/10/38	115,000	146,524
Delhaize Group, 5.88%, 02/01/14	83,000	86,871
Smithfields Foods Inc., 10.00%, 07/15/2014 (m) (o)	100,000	104,250
		337,645
ENERGY - 4.2%
Arch Coal Inc., 8.75%, 08/01/16 (m) (o)	100,000	101,000
Dolphin Energy Ltd., 5.89%, 06/15/19 (m) (o)	205,000	204,693
Energy Transfer Partners LP, 8.50%, 04/15/14	118,000	136,356
Kinder Morgan Energy Partners LP, 9.00%, 02/01/19	100,000	121,776
Petrobras International Finance Co., 7.88%, 03/15/19	113,000	125,464
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 4.50%, 09/30/12 (m) (o)	250,000	253,522
		942,811
FINANCIALS - 24.4%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	100,000	104,696
American Express Co., 7.25%, 05/20/14	150,000	162,150
American Express Travel Related Services Co. Inc., 5.25%, 11/21/11 (m) (o)	150,000	151,124
American General Finance Corp., 5.85%, 06/01/13	135,000	83,386
Bank of America Corp.
6.50%, 08/01/16	165,000	161,095
6.00%, 09/01/17	125,000	127,162
Bank of America Corp., 8.00%, (callable at 100 on 01/30/18) (l)	125,000	106,911
Barclays Bank Plc, 6.75%, 5/22/19	200,000	217,136
Capital One Capital V, 10.25%, 08/15/39	134,000	136,345
Capital One Financial Corp., 7.38%, 05/23/14	100,000	108,411
Chubb Corp., 6.38%, 03/29/67 (h)	100,000	81,000
Citigroup Inc.
5.85%, 07/02/13	200,000	196,492
6.00%, 08/15/17	355,000	324,949
8.50%, 05/22/19	300,000	319,414
Credit Suisse New York, 5.00%, 05/15/13	150,000	157,168
Deutsche Bank AG, 4.88%, 05/20/13	150,000	156,712
Goldman Sachs Group Inc.
5.25%, 10/15/13	100,000	104,680
6.75%, 10/01/37	100,000	100,871
7.50%, 02/15/19	163,000	190,898
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (l)	100,000	95,051
Macquarie Bank Ltd., 4.10%, 12/17/13 (m) (o)	250,000	258,760
Macquarie Group Ltd., 7.30%, 08/01/14 (m) (o)	300,000	300,510
MassMutual Life Insurance, 8.88%, 06/01/39 (m) (o)	100,000	107,227
Merrill Lynch & Co. Inc.
6.15%, 04/25/13	200,000	205,428
6.88%, 04/25/18	150,000	151,200
Metropolitan Life Global Funding I, 5.13%, 06/10/14 (m) (o)	150,000	150,668
New York Life Global Funding, 4.65%, 05/09/13 (m) (o)	200,000	205,247
Pacific Life Insurance Co., 9.25%, 06/15/39 (m) (o)	298,000	300,447

Pricoa Global Funding I, 5.30%, 09/27/13 (m) (o)	155,000	154,638
Prudential Financial Inc., 7.38%, 06/15/19	100,000	105,966
Republic New York Corp., 9.50%, 04/15/14	145,000	155,025
UBS AG Stamford, 5.88%, 07/15/16	102,000	94,979
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (l)	100,000	86,499
Wells Fargo Bank NA, 6.45%, 02/01/11	150,000	157,382
		5,519,627
HEALTH CARE - 2.2%
Express Scripts Inc., 5.25%, 06/15/12	250,000	264,035
HCA Inc., 9.25%, 11/15/16	100,000	104,250
St. Jude Medical Inc., 3.75%, 07/15/14	124,000	124,948
		493,233
INDUSTRIALS - 1.7%
Allied Waste North America Inc., 6.88%, 06/01/17	100,000	102,500
American Airlines Pass Through Trust, 10.38%, 07/02/19	179,000	180,343
Owens Corning, 9.00%, 06/15/19	100,000	103,607
		386,450
MATERIALS - 7.1%
Allegheny Technologies Inc., 9.38%, 06/01/19	100,000	109,569
Anglo American Capital Plc, 9.38%, 04/08/14 (m) (o)	250,000	280,000
Bemis Co. Inc., 5.65%, 08/01/14	100,000	104,810
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	110,642
Cargill Inc., 7.35%, 03/06/19 (m) (o)	100,000	110,109
Cytec Industries Inc., 7.88%, 07/01/17	100,000	105,950
Domtar Corp., 10.75%, 06/01/17	100,000	101,500
Dow Chemical Co.,
7.60%, 05/15/14	150,000	162,993
8.55%, 05/15/19	125,000	137,137
PE Paper Escrow GmbH, 12.00%, 08/01/14 (m) (o)	100,000	95,400
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19 (k)	152,000	178,825
Teck Resources Ltd., 10.75%, 05/15/19 (m) (o)	100,000	116,375
		1,613,310
TELECOMMUNICATION SERVICES - 4.0%
CC Holdings GS V LLC, 7.75%, 05/01/17 (m) (o)	100,000	102,000
Frontier Communications Corp., 8.25%, 05/01/14	100,000	101,250
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	111,114
NiSource Finance Corp., 10.75%, 03/15/16 (k)	106,000	123,464
SBA Telecommunications Inc., 8.25%, 08/15/19 (m) (o)	108,000	109,620
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	161,146
Verizon Wireless Capital LLC, 3.75%, 05/20/11 (m) (o)	200,000	206,021
		914,615
UTILITIES - 2.2%
AES Corp., 9.75%, 04/15/16 (m) (o)	100,000	104,500
CenterPoint Energy Houston Electric LLC, 7.00%, 03/01/14	150,000	164,304
Commonwealth Edison Co., 6.15%, 03/15/12	100,000	107,335
Oncor Electric Delivery Co., 6.80%, 09/01/18	100,000	112,987
		489,126

Total Corporate Bonds and Notes (cost $10,909,773)		11,725,331

GOVERNMENT AND AGENCY OBLIGATIONS - 31.4%
GOVERNMENT SECURITIES - 2.5%
U.S. Treasury Securities - 2.5%
U.S. Treasury Note
3.13%, 05/15/19	291,000	281,997
5.25%, 11/15/28	150,000	168,609
3.50%, 02/15/39	137,000	118,398
		569,004
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.9%
Federal Home Loan Bank - 6.9%
Federal Home Loan Bank
4.50%, 07/01/24	492,000	505,278
6.50%, 02/01/38	486,456	519,479
4.50%, 06/01/39	532,340	535,092
		1,559,849
Federal National Mortgage Association - 14.0%
Federal National Mortgage Association
5.13%, 01/02/14	150,000	156,539
5.00%, 08/18/18, TBA (c)	488,000	506,758
5.00%, 07/01/33, TBA (c)	1,267,000	1,296,299
6.00%, 08/13/36, TBA (c)	1,140,000	1,194,862
		3,154,458
Government National Mortgage Association - 8.0%
Government National Mortgage Association, 5.50%, 08/20/33, TBA (c)	1,740,000	1,809,601

Total Government and Agency Obligations (cost $7,080,439)		7,092,912

SHORT TERM INVESTMENTS - 20.5%
Mutual Funds - 20.5%
JNL Money Market Fund, 0.19% (a) (g)	4,637,229	4,637,229

Total Short Term Investments (cost $4,637,229)		4,637,229

Total Investments - 119.6% (cost $25,794,963)		27,032,285
Other Assets and Liabilities, Net - (19.6%) (r)		(4,421,932)
Total Net Assets - 100%		$ 22,610,353

JNL Money Market Fund
SHORT TERM INVESTMENTS - 100.0%
Certificates of Deposit - 12.2%
Bank of America Corp.
0.75%, 12/03/09	$ 6,000,000	$ 6,000,000
0.61%, 01/06/10	6,000,000	6,000,000
BNP Paribas
0.33%, 10/08/09	9,000,000	9,000,000
1.05%, 11/02/09	5,000,000	5,001,283
Calyon NY
0.83%, 11/10/09	5,000,000	5,000,000

0.68%, 02/26/10 (h)	5,000,000	4,992,098
Canadian Imperial Bank of New York, 0.87%, 05/26/10 (h)	5,000,000	5,000,000
DNB Nor Bank ASA, 0.67%, 12/09/09	6,000,000	6,000,000
Procter & Gamble Co., 0.66%, 09/09/09 (h)	4,235,000	4,235,000
Societe Generale, 0.68%, 11/16/09	5,000,000	5,000,000
Svenska Handelsbanken
0.40%, 11/09/09	7,000,000	7,000,971
0.80%, 11/12/09	5,000,000	5,000,000
0.86%, 06/10/10	3,000,000	3,000,202
Toronto-Dominion Bank NY, 0.52%, 01/25/10	6,500,000	6,501,274
UBS-NY, 0.55%, 10/19/09	6,000,000	6,000,000
		83,730,828
Commercial Paper - 13.4%
CAFCO LLC, 0.28%, 09/11/09 (m) (o)	8,000,000	7,997,449
Chariot Funding LLC
0.24%, 08/19/09	5,000,000	4,999,400
0.23%, 08/27/09 (m) (o)	6,000,000	5,999,003
Ciesco LLC, 0.35%, 08/21/09 (m) (o)	6,500,000	6,498,736
Clipper Receivables Co.
0.25%, 08/10/09 (m) (o)	3,500,000	3,499,781
0.24%, 08/26/09 (m) (o)	6,000,000	5,999,000
CRC Funding LLC, 0.25%, 08/19/09 (m) (o)	4,000,000	3,999,500
Falcon Asset Securitization Co. LLC, 0.27%, 08/07/09 (m) (o)	5,000,000	4,999,775
General Electric Capital, 0.23%, 08/13/09	12,000,000	11,999,080
HSBC Bank USA, 0.21%, 08/26/09	6,800,000	6,799,008
Kitty Hawk Funding Corp.
0.25%, 08/17/09 (m) (o)	5,000,000	4,998,575
0.27%, 09/08/09 (m) (o)	4,000,000	3,999,556
New York Life Cap, 0.32%, 09/23/09	6,000,000	5,997,173
Park Avenue Receivables Company LLC, 0.25%, 08/05/09 (m) (o)	6,000,000	5,999,833
Target Corp., 1.11%, 08/07/09 (h)	1,000,000	1,000,036
Yorktown Capital LLC, 0.33%, 09/11/09 (m) (o)	6,600,000	6,597,521
		91,383,426
Discount Notes - 1.3%
Procter & Gamble Co., 0.48%, 05/07/10 (h)	1,415,000	1,415,000
Procter & Gamble International Funding SCA, 0.71%, 02/08/10 (h)	2,400,000	2,400,000
Toyota Motor Credit Corp., 1.75%, 01/29/10 (h)	4,833,000	4,833,325
		8,648,325
Federal Home Loan Bank - 18.8%
Federal Home Loan Bank
0.59%, 08/11/09	4,000,000	3,999,344
0.58%, 08/21/09	5,000,000	4,998,389
0.44%, 09/16/09	5,000,000	4,997,189
0.52%, 09/16/09	5,000,000	4,996,678
0.47%, 09/18/09	10,000,000	9,993,733
0.45%, 09/23/09	15,000,000	14,990,063
0.45%, 10/02/09	25,000,000	24,980,625
0.35%, 10/16/09	7,000,000	6,994,828
0.38%, 10/30/09	7,500,000	7,492,875
0.31%, 12/04/09	5,000,000	4,994,618

0.30%, 01/08/10	15,000,000	14,980,000
3.75%, 01/08/10	5,000,000	5,074,249
0.31%, 01/13/10	10,000,000	9,985,792
0.30%, 01/20/10	5,000,000	4,992,833
1.05%, 02/17/10	5,000,000	5,003,501
		128,474,717
Federal Home Loan Mortgage Corp. - 15.1%
Federal Home Loan Mortgage Corp.
0.43%, 09/09/09	15,000,000	14,993,013
0.42%, 09/14/09	5,000,000	4,997,433
0.52%, 09/14/09	12,000,000	11,992,373
6.63%, 09/15/09	15,000,000	15,112,287
0.42%, 09/21/09	15,000,000	14,991,075
0.42%, 10/05/09	22,000,000	21,983,317
0.41%, 10/13/09	7,000,000	6,994,251
0.25%, 11/16/09	8,000,000	7,994,056
0.34%, 02/04/10 (h)	4,000,000	4,000,000
		103,057,805
Federal National Mortgage Association - 6.7%
Federal National Mortgage Association
0.57%, 08/19/09	10,000,000	9,997,175
0.56%, 08/26/09	7,000,000	6,997,278
0.44%, 09/25/09	5,000,000	4,996,638
0.42%, 10/07/09	6,000,000	5,995,366
0.38%, 10/14/09	12,000,000	11,990,750
0.30%, 01/05/20	6,000,000	5,992,150
		45,969,357
Repurchase Agreements - 32.5%
Repurchase Agreement with Banc of America, 0.20% (Collateralized by
$73,673,807 Federal National Mortgage Association, 4.50%, due 08/01/39, value
$73,950,000) acquired on 07/31/09, due 08/03/09 at $72,501,208.	72,500,000	72,500,000
Repurchase Agreement with Morgan Stanley, 0.20% (Collateralized by
$80,452,882 Federal National Mortgage Association, 4.50% - 7.00%, due
07/01/20 – 03/01/39, value $80,819,698 and $16,411,810 Federal Home Loan Mortgage
Corp., 4.50% - 7.50%, due 12/01/22 – 07/01/39, value $16,488,302) acquired on 07/31/09,
due 08/03/09 at $95,401,590.	95,400,000	95,400,000
Repurchase Agreement with UBS Securities, 0.20% (Collateralized by $53,334,883
Federal National Mortgage Association, 4.00% - 7.50%, due 05/01/16 – 06/01/38, value
$55,286,488) acquired on 07/31/09, due 08/03/09 at $54,200,903.	54,200,000	54,200,000
		222,100,000

Total Short Term Investments (cost $683,364,458)		683,364,458

Total Investments - 100.0% (cost $683,364,458)		683,364,458
Other Assets and Liabilities, Net - 0.0%		273,833
Total Net Assets - 100%		$ 683,638,291

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
July 31, 2009

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Investment purchased on a when-issued basis. As of July 31, 2009, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Total Return Fund was $4,807,520.

(d) Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.

(e) All or portion of the security was on loan.

(f) Security fair valued in good faith in accordance with the procedures established by JNL Investor Series Trust's ("Trust") Board of Trustees ("Board"). Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 Fair Value Measurements table in these Notes to the Schedules of Investments.

(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2009.

(h) Variable rate security. Rate stated was in effect as of July 31, 2009.

(i) Zero coupon security. Rate stated was the effective yield as of July 31, 2009.

(j) Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of July 31, 2009.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.

(m) Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.

(n) Illiquid security. At July 31, 2009, the only illiquid security held by certain Funds was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at July 31, 2009.

(o) Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Trust's Board. As of July 31, 2009 the value of Rule 144A and Section 4(2) securities was as follows: Jackson Perspective Total Return Fund is $4,191,829; JNL Money Market Fund $60,588,729.

(p) Par amounts are listed in United States Dollars unless otherwise noted.

(q) At July 31, 2009, the Jackson Perspective 10 x 10 Fund held 16.2% and 8.2% of the shares outstanding of the Jackson Perspective 5 Fund and the Jackson Perspective Index 5 Fund, respectively. The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control.

(r) All or a portion of the security or cash is pledged as collateral for open futures contracts. As of July 31, 2009 the value of collateral was as follows: Jackson Perspective Index 5 Fund $159,975; Jackson Perspective Total Return Fund $5,025.

Abbreviations:
ADR - American Depository Receipt
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
NYS - New York Shares
TBA - To Be Announced
USD - United States Dollar

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Board and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. All securities in the Jackson Perspective Money Market Fund and the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2(a)-7 under the Investment Company Act of 1940, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded futures contracts are valued at last sales price as of the close of business on the local exchange. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management, LLC (“JNAM” or “ Adviser”) may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of an investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned. Cash collateral is invested in the BNY Mellon Securities Lending Overnight Fund. Prior to June 25, 2009, the Fund’s cash collateral was invested in the Mellon GSL DBT II Collateral Fund. Both the BNY Mellon Securities Lending Overnight Fund and the Mellon GSL DBT II Collateral Fund are pooled investment funds constituting a series within separate Delaware business trusts sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.

During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a separate series within the Delaware business trust. Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009. As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly. On June 25, 2009, each Fund’s investment in the Mellon GSL DBT II Collateral Fund was transferred to the BNY Mellon Securities Lending Overnight Fund. Since June 25, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund mature or are sold, the proceeds are invested in the BNY Mellon Securities Lending Overnight Fund. At July 31, 2009, the value of BNY Mellon Securities Lending Overnight Fund was $1.00 per unit and the value of BNY Mellon SL DBT II Liquidating Fund was $0.9781 per unit. Values were determined using methodologies consistent with those previously described in Security Valuation.

Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security. The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss that has been borne by the Fund. The difference between the current value and the amortized cost of each Fund’s collateral investments in the BNY Mellon SL DBT II Liquidating Fund represents a potential loss to be realized by the Fund in the event the investments do not mature or are otherwise disposed of at a price less than par. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II and BNY Mellon SL DBT II Liquidating Fund is equivalent to the par value reported in the Schedules of Investments. For Funds with securities on loan as of July 31, 2009, the amortized cost related to investments in the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund are liabilities of each Fund. These Funds are liable to the Custodian for the amortized cost of their investment in the Mellon GSL Reinvestment Trust II. For Funds with no securities on loan as of July 31, 2009, each Fund paid the Custodian the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II.

The fair value and par value of the investment in BNY Mellon Securities Lending Overnight Fund, the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund for Funds with securities on loan as of July 31, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. The fair value and par value of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of July 31, 2009 are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

Federal Income Tax Matters - As of July 31, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Jackson Perspective 5 Fund	$23,083,585	$6,679,327	$(3,104,655)	$3,574,672
Jackson Perspective Index 5 Fund	60,111,479	2,961,264	(14,350,900)	(11,389,636)
Jackson Perspective 10 x 10 Fund	6,919,955	291,187	(1,794,415)	(1,503,228)
Jackson Perspective Optimized 5 Fund	13,520,899	3,975,963	(1,655,949)	2,320,014
Jackson Perspective VIP Fund	1,171,372	292,974	(143,857)	149,117
Jackson Perspective S&P 4 Fund	5,484,727	2,216,174	(637,422)	1,578,752
Jackson Perspective Money Market Fund	14,787,539	-	-	-
Jackson Perspective Total Return Fund	25,794,964	1,272,541	(35,220)	1,237,321
JNL Money Market Fund	683,364,458	-	-	-

Subsequent Event - On May 15, 2009, the Board, on the recommendation of the Adviser’s management, decided to discontinue sales of the Jackson Perspective 5 Fund, Jackson Perspective Index 5 Fund, Jackson Perspective 10 x 10 Fund, Jackson Perspective Optimized 5 Fund, Jackson Perspective VIP Fund , Jackson Perspective S&P 4 Fund and Jackson Perspective Money Market Fund. After reviewing various alternatives, on June 19, 2009, the Board approved a plan of liquidation for the Funds. The liquidation is expected to occur on September 25, 2009. Redemptions continue to be permitted as described in the current prospectus.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
July 31, 2009

Investments in Affiliates - During the period ended July 31, 2009, certain Funds invested in a money market fund, which is managed by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, the Custodian is an affiliate of the Funds for which Mellon Capital Management Corporation is the sub-adviser. Mellon Capital Management Corporation is the sub-adviser for Jackson Perspective 5 Fund, Jackson Perspective Index 5 Fund, Jackson Perspective Optimized 5 Fund, Jackson Perspective VIP Fund and Jackson Perspective S&P 4 Fund. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the BNY Mellon Securities Lending Overnight Fund which is an affiliate of the Funds for which Mellon Capital Management Corporation is the sub-adviser. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund which are all affiliates of the Funds for which Mellon Capital Management Corporation is the sub-adviser. The Jackson Perspective 10 x 10 Fund invests solely in the Class A shares of the Jackson Perspective 5 Fund and the Jackson Perspective Index 5 Fund, which are Funds of the Trust. The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The Jackson Perspective Index 5 Fund also invested in The Bank of New York Mellon Corporation, the parent company of the Fund’s sub-adviser and Custodian.

The following table details each Fund's long-term investments in affiliates held at July 31, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 33,252	$ 3,836	$ -	$ 597	$ -	$ 32,617
Prudential plc	9,389	3,920	-	648	-	21,265

The following table details cash management and securities lending collateral investments in affiliates held at July 31, 2009. Dividend income received from BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund is aggregated with income from securities lending when received from the Custodian and is not reflected in this table. There was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended July 31, 2009. Purchases and sales proceeds are not for shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended July 31, 2009.

	JNL Money Market Fund
	Value	Amortized	Value
	Beginning	Cost End	End	Dividend
Fund	of Period	of Period	of Period	Income
Jackson Perspective 5 Fund	$ 257,014	$ 76,881	$ 76,881	$ 568
Jackson Perspective Index 5 Fund	1,754,349	1,226,057	1,226,057	7,563
Jackson Perspective Optimized 5 Fund	46,518	148,394	148,394	476
Jackson Perspective VIP Fund	-	9,769	9,769	41
Jackson Perspective S&P 4 Fund	49,787	131,302	131,302	205
Jackson Perspective Total Return Fund	-	4,637,229	4,637,229	13,688

				BNY Mellon Securities			BNY Mellon SL
	Mellon GSL Reinvestment Trust II			Lending Overnight Fund			DBT II Liquidating Fund
	Value	Amortized	Value	Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Beginning	Cost End	End	Cost End	End
	of Period	of Period	of Period	of Period*	of Period	of Period	of Period	of Period
Jackson Perspective 5 Fund	$ 3,907	$ 72,345	$ -	$ 2,161,882	$ 185,614	$ 185,614	$ 1,623,864	$ 1,588,301
Jackson Perspective Index 5 Fund	9,216	170,664	-	7,253,109	1,457,199	1,457,199	4,103,076	4,013,219
Jackson Perspective Optimized 5 Fund	1,833	33,950	-	-	-	-	-	-
Jackson Perspective VIP Fund	339	6,273	-	-	-	-	-	-
Jackson Perspective S&P 4 Fund	949	17,573	-	-	-	-	-	-

* At the beginning of the period, the investment in the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund were held in one investment, the Mellon GSL DBT II Collateral Fund.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
July 31, 2009

SFAS No. 157 “Fair Value Measurements” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Accounting Standards Board Staff Position ("FSP") 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly: An Amendment of SFAS No. 157” - This amendment to SFAS No. 157 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP also expands the summary of inputs and the Level 3 rollforward required by SFAS No. 157 to include disclosure by major security category.

The following table summarizes each Fund's investments in securities and other financial instruments as of July 31, 2009 by valuation level. Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table. Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

	Assets as of July 31, 2009 by level:
	Investments in Securities
	Level 1	Level 2	Level 3	Total
Jackson Perspective 5 Fund
Common Stocks - Energy	$564,720	$382,658	$-	$947,378
Common Stocks - Financials	2,940,766	1,549,489	-	4,490,255
Common Stocks - Industrials	3,839,625	627,351	-	4,466,976
Securities Lending Collateral	185,614	1,588,301	-	1,773,915
Security Categories for which all valuations are Level 1	14,979,733	-	-	14,979,733
Fund Total	$22,510,458	$4,147,799	$-	$26,658,257
Jackson Perspective Index 5 Fund
Common Stocks - Consumer Discretionary	$4,228,603	$38,174	$-	$4,266,777
Common Stocks - Energy	2,592,025	66,101	-	2,658,126
Common Stocks - Financials	6,496,740	174,635	-	6,671,375
Common Stocks - Health Care	4,254,088	6,406	-	4,260,494
Common Stocks - Industrials	4,577,018	24,831	-	4,601,849
Common Stocks - Information Technology	5,109,621	7,911	-	5,117,532
Common Stocks - Utilities	1,765,572	33,396	-	1,798,968
Corporate Bond and Notes	-	1,502,337	-	1,502,337
Non-U.S. Government Agency ABS - Commercial	-	270,820	-	270,820
Non-U.S. Government Agency ABS - Other	-	4,584	-	4,584
Foreign Government Securities	-	127,391	-	127,391
Warrants	-	35	-	35
U.S. Government Securities	-	1,645,068	-	1,645,068
U.S. Government Agency MBS	-	3,120,071	-	3,120,071
Securities Lending Collateral	1,457,199	4,013,219	-	5,470,418
Short-Term Securities	1,226,057	159,975	-	1,386,032
Security Categories for which all valuations are Level 1	5,819,966	-	-	5,819,966
Fund Total	$37,526,889	$11,194,954	$-	$48,721,843
Jackson Perspective 10 x 10 Fund	$5,416,727	$-	$-	$5,416,727
Jackson Perspective Optimized 5 Fund
Common Stocks - Energy	$729,072	$322,877	$-	$1,051,949
Common Stocks - Financials	2,178,734	696,679	-	2,875,413
Common Stocks - Industrials	765,048	282,308	-	1,047,356
Security Categories for which all valuations are Level 1	10,866,195	-	-	10,866,195
Fund Total	$14,539,049	$1,301,864	$-	$15,840,913
Jackson Perspective VIP Fund
Common Stocks - Energy	$72,017	$9,822	$-	$81,839
Security Categories for which all valuations are Level 1	1,238,650	-	-	1,238,650
Fund Total	$1,310,667	$9,822	$-	$1,320,489
Jackson Perspective S&P 4 Fund	$7,063,479	$-	$-	$7,063,479
Jackson Perspective Money Market Fund	$-	$14,787,539	$-	$14,787,539
Jackson Perspective Total Return Fund
Corporate Bond and Notes	$-	$11,725,331	$-	$11,725,331
Non-U.S. Government Agency ABS - Commercial	-	2,615,241	-	2,615,241
Non-U.S. Government Agency ABS - Other	-	813,314	-	813,314
U.S. Government Securities	-	569,004	-	569,004
U.S. Government Agency MBS	-	6,523,908	-	6,523,908
Security Categories for which all valuations are Level 1	4,785,487	-	-	4,785,487
Fund Total	$4,785,487	$22,246,798	$-	$27,032,285
JNL Money Market Fund	$-	$683,364,458	$-	$683,364,458

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
July 31, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of July 31, 2009 by level:				Liabilities as of July 31, 2009 by level:
	Investments in Other Financial Instruments [1]				Investments in Other Financial Instruments [1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective Index 5 Fund
Open Future Contracts	$137,776	$-	$-	$137,776	$-	$-	$-	$-
Open Forward Foreign Currency Contracts	-	18,235	-	18,235	-	(7,047)	-	(7,047)
Fund Total	$137,776	$18,235	$-	$156,011	$-	$(7,047)	$-	$(7,047)

Jackson Perspective Total Return Fund
Open Future Contracts	$4,864	$-	$-	$4,864	$(1,429)	$-	$-	$(1,429)
Fund Total	$4,864	$-	$-	$4,864	$(1,429)	$-	$-	$(1,429)

1 Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts and futures contracts. All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument.

The following table is a reconciliation of the Level 3 investment at July 31, 2009 by category for which significant unobservable inputs were used to determine fair value:

		Total		Transfers in			Change In Unrealized
	Balance At	Realized and	Net	and/or (Out) of	Balance At		Appreciation/Depreciation during
	Beginning of	Unrealized	Purchases/	Level 3 During	End of		the Period for Level 3 Investments
	Period	Gain/(Loss)	(Sales)	the Period	Period		Held at End of Period
Jackson Perspective Index 5 Fund
Common Stocks - Telecommunications	$6,204	$-	$-	$(6,204)	$-	$	$-
Fund Total Investments in Securities	$6,204	$-	$-	$(6,204)	$-	$	$-

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
July 31, 2009

Futures Contracts - A Fund may be subject to equity price and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices and foreign currency rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin". The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Open futures contracts held at July 31, 2009 were as follows:

			Unrealized
		Contracts	Appreciation/
	Expiration	Long/(Short)	(Depreciation)
Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future	September 2009	3	$ 14,080
Russell 2000 Mini Index Future	September 2009	8	34,788
S&P 500 E-Mini Index Future	September 2009	7	36,292
S&P MidCap 400 E-Mini Index Future	September 2009	6	46,604
Topix Index Future	September 2009	1	6,012
			$ 137,776

Jackson Perspective Total Return Fund
U.S. Treasury Bond Future, 20-Year	September 2009	2	$ 4,480
U.S. Treasury Note Future, 5-Year	September 2009	(6)	384
U.S. Treasury Note Future, 10-Year	September 2009	(3)	(1,429)
			$ 3,435

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. The market value of a forward foreign currency contact fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon delivery or receipt of the currency, realized gain or loss which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed is recorded. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Open forward foreign currency contracts held at July 31, 2009 were as follows:

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
Jackson Perspective Index 5 Fund
EUR/USD	09/16/2009	EUR	94,312	$ 134,411	$ 2,088
EUR/USD	09/16/2009	EUR	137,729	196,287	3,905
GBP/USD	09/16/2009	GBP	25,500	42,585	877
GBP/USD	09/16/2009	GBP	25,500	42,585	877
GBP/USD	09/16/2009	GBP	26,272	43,875	903
GBP/USD	09/16/2009	GBP	109,908	183,548	5,206
JPY/USD	09/16/2009	JPY	12,141,885	128,393	4,379
JPY/USD	09/16/2009	JPY	13,978,564	147,815	(2,968)
USD/EUR	09/16/2009	EUR	(23,000)	(32,779)	(768)
USD/EUR	09/16/2009	EUR	(24,700)	(35,202)	(107)
USD/EUR	09/16/2009	EUR	(25,800)	(36,769)	(33)
USD/GBP	09/16/2009	GBP	(32,503)	(54,280)	(743)
USD/GBP	09/16/2009	GBP	(42,600)	(71,143)	(751)
USD/GBP	09/16/2009	GBP	(41,600)	(69,473)	(1,677)
				$ 619,853	$ 11,188

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 29, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 28, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.